UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Select Class : FTUXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912815.101    911-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Institutional Class : FRBXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912811.101    2644-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Class IV : FTVXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 69	0.68%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912810.101    2016-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Class III : FCSXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912814.101    696-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Class II : FCEXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912812.101    600-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Treasury Portfolio Treasury Portfolio Class I : FISXX

This annual shareholder report contains information about Treasury Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$78,378,600,533
Number of Holdings	160
Total Advisory Fee	$101,021,121
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	65.4
8-30	6.5
31-60	10.4
61-90	3.6
91-180	12.7
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 59.7
Repurchase Agreements - 44.7
Net Other Assets (Liabilities) - (4.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912813.101    695-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Select Class : FTYXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912809.101    906-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Institutional Class : FRSXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912805.101    2643-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class IV : FOPXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$ 69	0.68%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912804.101    2017-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class III : FOIXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912807.101    543-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class II : FOXXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912806.101    542-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026	This report describes changes to the Fund that occurred during the reporting period.
Treasury Only Portfolio Treasury Only Portfolio Class I : FSIXX

This annual shareholder report contains information about Treasury Only Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$120,079,322,501
Number of Holdings	62
Total Advisory Fee	$153,926,978
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	21.6
8-30	13.0
31-60	27.3
61-90	18.4
91-180	20.3
>180	1.3

ASSET ALLOCATION (% of Fund's net assets)

U.S. Treasury Obligations - 101.9
Net Other Assets (Liabilities) - (1.9)%

How has the Fund changed?

This is a summary of certain changes to the Fund since April 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-297-2952  or by sending an e-mail to funddocuments@fmr.com.

The fund modified its principal investment strategies during the reporting period.	The fund modified its principal investment risks during the reporting period.

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912808.101    680-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Tax-Exempt Portfolio Tax-Exempt Portfolio Select Class : FSXXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	2.2
31-60	4.1
61-90	4.1
91-180	5.4
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.8
Tender Option Bond - 26.7
Municipal Securities - 11.1
Commercial Paper - 8.6
Net Other Assets (Liabilities) - 18.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912781.101    938-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Tax-Exempt Portfolio Tax-Exempt Portfolio Class III : FETXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 43	0.43%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	2.2
31-60	4.1
61-90	4.1
91-180	5.4
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.8
Tender Option Bond - 26.7
Municipal Securities - 11.1
Commercial Paper - 8.6
Net Other Assets (Liabilities) - 18.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912780.101    684-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Tax-Exempt Portfolio Tax-Exempt Portfolio Class II : FEXXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	2.2
31-60	4.1
61-90	4.1
91-180	5.4
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.8
Tender Option Bond - 26.7
Municipal Securities - 11.1
Commercial Paper - 8.6
Net Other Assets (Liabilities) - 18.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912778.101    544-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Tax-Exempt Portfolio Tax-Exempt Portfolio Class I : FTCXX

This annual shareholder report contains information about Tax-Exempt Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$11,681,898,102
Number of Holdings	972
Total Advisory Fee	$14,733,062
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	77.9
8-30	2.2
31-60	4.1
61-90	4.1
91-180	5.4
>180	5.8

ASSET ALLOCATION (% of Fund's net assets)

Variable Rate Demand Notes (VRDNs) - 34.8
Tender Option Bond - 26.7
Municipal Securities - 11.1
Commercial Paper - 8.6
Net Other Assets (Liabilities) - 18.8

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912779.101    56-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Money Market Portfolio Money Market Portfolio Select Class : FMYXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.0
8-30	9.2
31-60	11.9
61-90	11.9
91-180	14.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 54.4
U.S. Treasury Obligations - 31.4
Commercial Paper - 10.9
Certificates of Deposit - 4.5
Non-Negotiable Time Deposit - 2.2
Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912791.101    931-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Money Market Portfolio Money Market Portfolio Institutional Class : FNSXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.0
8-30	9.2
31-60	11.9
61-90	11.9
91-180	14.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 54.4
U.S. Treasury Obligations - 31.4
Commercial Paper - 10.9
Certificates of Deposit - 4.5
Non-Negotiable Time Deposit - 2.2
Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912787.101    2013-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Money Market Portfolio Money Market Portfolio Class III : FCOXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.0
8-30	9.2
31-60	11.9
61-90	11.9
91-180	14.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 54.4
U.S. Treasury Obligations - 31.4
Commercial Paper - 10.9
Certificates of Deposit - 4.5
Non-Negotiable Time Deposit - 2.2
Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912790.101    659-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Money Market Portfolio Money Market Portfolio Class II : FCIXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.0
8-30	9.2
31-60	11.9
61-90	11.9
91-180	14.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 54.4
U.S. Treasury Obligations - 31.4
Commercial Paper - 10.9
Certificates of Deposit - 4.5
Non-Negotiable Time Deposit - 2.2
Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912788.101    541-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Money Market Portfolio Money Market Portfolio Class I : FMPXX

This annual shareholder report contains information about Money Market Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$162,779,477,840
Number of Holdings	274
Total Advisory Fee	$220,326,433
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	56.0
8-30	9.2
31-60	11.9
61-90	11.9
91-180	14.4

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 54.4
U.S. Treasury Obligations - 31.4
Commercial Paper - 10.9
Certificates of Deposit - 4.5
Non-Negotiable Time Deposit - 2.2
Net Other Assets (Liabilities) - (3.4)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912789.101    59-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Government Portfolio Government Portfolio Select Class : FGEXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$ 23	0.23%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.8
8-30	6.7
31-60	10.8
61-90	4.1
91-180	11.1
>180	4.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.6
U.S. Treasury Obligations - 28.0
U.S. Government Agency - Debt - 26.6
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912786.101    918-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Government Portfolio Government Portfolio Institutional Class : FRGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$ 14	0.14%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.8
8-30	6.7
31-60	10.8
61-90	4.1
91-180	11.1
>180	4.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.6
U.S. Treasury Obligations - 28.0
U.S. Government Agency - Debt - 26.6
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912782.101    2642-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Government Portfolio Government Portfolio Class III : FCGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$ 44	0.43%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.8
8-30	6.7
31-60	10.8
61-90	4.1
91-180	11.1
>180	4.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.6
U.S. Treasury Obligations - 28.0
U.S. Government Agency - Debt - 26.6
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912785.101    657-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Government Portfolio Government Portfolio Class II : FCVXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$ 34	0.33%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.8
8-30	6.7
31-60	10.8
61-90	4.1
91-180	11.1
>180	4.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.6
U.S. Treasury Obligations - 28.0
U.S. Government Agency - Debt - 26.6
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912784.101    604-TSRA-0526

ANNUAL SHAREHOLDER REPORT | AS OF MARCH 31, 2026
Government Portfolio Government Portfolio Class I : FIGXX

This annual shareholder report contains information about Government Portfolio for the period April 1, 2025 to March 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-297-2952 or by sending an e-mail to funddocuments@fmr.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 18	0.18%

Key Fund Statistics
(as of March 31, 2026)

KEY FACTS
Fund Size	$260,226,254,308
Number of Holdings	701
Total Advisory Fee	$353,601,081
What did the Fund invest in?
(as of March 31, 2026)

EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets)
Days
1-7	64.8
8-30	6.7
31-60	10.8
61-90	4.1
91-180	11.1
>180	4.7

ASSET ALLOCATION (% of Fund's net assets)

Repurchase Agreements - 47.6
U.S. Treasury Obligations - 28.0
U.S. Government Agency - Debt - 26.6
Net Other Assets (Liabilities) - (2.2)%

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9912783.101    57-TSRA-0526

Item 2.

Code of Ethics

As of the end of the period, March 31, 2026, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$40,500	$-	$5,300	$200
Money Market Portfolio	$38,600	$-	$5,300	$200
Tax-Exempt Portfolio	$32,200	$-	$5,300	$200
Treasury Only Portfolio	$33,500	$-	$5,300	$200
Treasury Portfolio	$39,400	$-	$5,300	$200

March 31, 2025 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$43,000	$-	$5,800	$800
Money Market Portfolio	$40,300	$-	$5,800	$800
Tax-Exempt Portfolio	$32,300	$-	$5,600	$700
Treasury Only Portfolio	$34,300	$-	$5,800	$700
Treasury Portfolio	$40,200	$-	$5,800	$800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2026A	March 31, 2025A
Audit-Related Fees	$154,800	$250,000
Tax Fees	$-	$-
All Other Fees	$1,520,400	$2,444,500

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	March 31, 2026A	March 31, 2025A
Deloitte Entities	$4,200,100	$3,043,400

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Investments Money Market Funds

Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio

Annual Report
March 31, 2026

Contents

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Treasury Only Portfolio
Treasury Portfolio
Government Portfolio
Money Market Portfolio
Tax-Exempt Portfolio
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Distributions
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Item 9: Proxy Disclosures for Open-End Management Investment Companies
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-877-297-2952 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Funds nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Treasury Only Portfolio
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
U.S. Treasury Obligations - 101.9%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bills 0% 10/1/2026	3.67	750,000,000	736,331,042
US Treasury Bills 0% 2/18/2027	3.56	500,000,000	484,546,245
US Treasury Bills 0% 4/14/2026	3.60 to 3.65	3,400,000,000	3,395,544,973
US Treasury Bills 0% 4/16/2026	3.60 to 3.75	1,400,000,000	1,397,893,542
US Treasury Bills 0% 4/2/2026	3.62 to 3.81	2,333,344,700	2,333,106,348
US Treasury Bills 0% 4/21/2026	3.58 to 3.65	3,124,436,700	3,118,247,844
US Treasury Bills 0% 4/23/2026	3.62 to 3.65	1,324,000,000	1,321,080,661
US Treasury Bills 0% 4/28/2026	3.60	1,624,000,000	1,619,670,010
US Treasury Bills 0% 4/30/2026	3.71	300,000,000	299,120,333
US Treasury Bills 0% 4/7/2026	3.61 to 3.77	2,510,381,200	2,508,854,339
US Treasury Bills 0% 4/9/2026	3.57 to 3.77	750,000,000	749,388,967
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	5,894,596,900	5,870,599,164
US Treasury Bills 0% 5/14/2026	3.56 to 3.76	2,709,000,000	2,697,322,466
US Treasury Bills 0% 5/19/2026	3.59 to 3.66	6,400,000,000	6,369,383,000
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	3,637,843,100	3,619,539,432
US Treasury Bills 0% 5/26/2026	3.61 to 3.65	4,290,000,000	4,266,507,941
US Treasury Bills 0% 5/28/2026	3.62 to 3.74	2,350,000,000	2,336,547,207
US Treasury Bills 0% 5/5/2026	3.58 to 3.65	4,750,000,000	4,734,011,263
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	2,083,000,000	2,075,373,035
US Treasury Bills 0% 6/11/2026	3.64 to 3.65	3,675,000,000	3,648,899,611
US Treasury Bills 0% 6/16/2026	3.58 to 3.64	1,810,000,000	1,796,292,491
US Treasury Bills 0% 6/18/2026	3.56 to 3.64	2,877,000,000	2,854,653,291
US Treasury Bills 0% 6/2/2026	3.62 to 3.63	2,350,218,300	2,335,700,769
US Treasury Bills 0% 6/23/2026	3.64	2,700,000,000	2,677,621,124
US Treasury Bills 0% 6/25/2026	3.55 to 3.67	2,100,000,000	2,081,976,457
US Treasury Bills 0% 6/30/2026	3.63 to 3.64	2,750,000,000	2,725,316,624
US Treasury Bills 0% 6/4/2026	3.64	4,500,000,000	4,471,119,999
US Treasury Bills 0% 6/9/2026	3.63 to 3.64	2,350,000,000	2,333,824,051
US Treasury Bills 0% 7/14/2026	3.64	712,000,000	704,595,200
US Treasury Bills 0% 7/16/2026	3.54 to 3.55	2,150,000,000	2,127,917,550
US Treasury Bills 0% 7/2/2026	3.56 to 3.65	2,280,000,000	2,259,268,507
US Treasury Bills 0% 7/21/2026	3.65	900,000,000	889,982,246
US Treasury Bills 0% 7/23/2026	3.58	1,250,000,000	1,236,188,889
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	3,088,000,000	3,051,218,741
US Treasury Bills 0% 7/7/2026	3.63	2,900,000,000	2,871,948,138
US Treasury Bills 0% 7/9/2026	3.54	800,000,000	792,355,000
US Treasury Bills 0% 8/13/2026	3.56	600,000,000	592,183,333
US Treasury Bills 0% 8/20/2026	3.56	1,800,000,000	1,775,324,999
US Treasury Bills 0% 8/6/2026	3.59	1,200,000,000	1,185,077,500
US Treasury Bills 0% 9/10/2026	3.60	750,000,000	738,069,375
US Treasury Bills 0% 9/24/2026	3.70	600,000,000	589,352,000
US Treasury Bills 0% 9/3/2026	3.60	1,400,000,000	1,378,691,806
US Treasury Notes 0.75% 4/30/2026	3.63 to 4.15	1,761,000,000	1,756,880,968
US Treasury Notes 0.875% 6/30/2026	3.72	460,000,000	456,788,649
US Treasury Notes 1.25% 12/31/2026	3.64	25,000,000	24,564,868
US Treasury Notes 1.625% 5/15/2026	4.06	443,000,000	441,737,831
US Treasury Notes 1.875% 6/30/2026	3.69	200,000,000	199,116,793
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.098%, 3.7514% 1/31/2027 (c)(d)	3.75 to 3.76	2,384,000,000	2,383,870,952
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7524% 1/31/2028 (c)(d)	3.75	2,064,000,000	2,063,968,429
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.15%, 3.8034% 4/30/2026 (c)(d)	3.80	3,043,000,000	3,043,037,413
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.8124% 7/31/2027 (c)(d)	3.81 to 3.82	2,149,000,000	2,148,217,875
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.8134% 4/30/2027 (c)(d)	3.81 to 3.82	2,393,000,000	2,392,928,782
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.182%, 3.8354% 7/31/2026 (c)(d)	3.83 to 3.84	3,904,000,000	3,904,511,335
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8434% 10/31/2027 (c)(d)	3.84	3,272,000,000	3,273,639,974
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.8584% 10/31/2026 (c)(d)	3.85 to 3.86	1,890,000,000	1,890,535,542
US Treasury Notes 4.25% 11/30/2026	3.58	123,000,000	123,531,191
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.64	197,000,000	197,924,800
US Treasury Notes 4.5% 7/15/2026	3.63	29,000,000	29,071,660
US Treasury Notes 4.625% 10/15/2026	3.64	190,000,000	190,985,943
US Treasury Notes 4.625% 6/30/2026	3.69 to 3.74	764,000,000	765,679,657
US Treasury Notes 4.875% 4/30/2026	3.65 to 4.04	811,500,000	812,262,456
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.20 to -1.19	1,240,240,000	1,240,869,911
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,390,770,542)			122,390,770,542

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $122,390,770,542)	122,390,770,542
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(2,311,448,041)
NET ASSETS - 100.0%	120,079,322,501

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Treasury Only Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $122,390,770,542)		$122,390,770,542
Cash		440,000,049
Receivable for investments sold		947,438,886
Receivable for fund shares sold		516,429,228
Interest receivable		178,307,021
Prepaid expenses		37,398
Receivable from investment adviser for expense reductions		3,032,308
Other receivables		935,955
Total assets		124,476,951,387
Liabilities
Payable for investments purchased	$3,607,807,627
Payable for fund shares redeemed	651,289,299
Distributions payable	114,457,027
Accrued management fee	14,077,275
Distribution and service plan fees payable	1,577,679
Other affiliated payables	4,351,285
Other payables and accrued expenses	4,068,694
Total liabilities		4,397,628,886
Net Assets		$120,079,322,501
Net Assets consist of:
Paid in capital		$120,079,654,752
Total accumulated earnings (loss)		(332,251)
Net Assets		$120,079,322,501

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($31,803,020,651 ÷ 31,798,828,675 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($3,886,252,644 ÷ 3,886,800,820 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($2,929,501,677 ÷ 2,929,068,578 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($943,217,527 ÷ 943,179,725 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($2,786,085,781 ÷ 2,786,295,614 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($77,731,244,221 ÷ 77,732,351,584 shares)		$1.00
Statement of Operations
Year ended March 31, 2026
Investment Income
Interest		$4,478,022,154
Expenses
Management fee	$153,926,978
Transfer agent fees	44,761,074
Distribution and service plan fees	19,630,838
Accounting fees and expenses	3,047,733
Custodian fees and expenses	848,082
Independent trustees' fees and expenses	251,243
Registration fees	3,798,156
Audit fees	49,953
Legal	40,942
Miscellaneous	192,348
Total expenses before reductions	226,547,347
Expense reductions	(37,146,526)
Total expenses after reductions		189,400,821
Net Investment income (loss)		4,288,621,333
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	200,582
Total net realized gain (loss)		200,582
Net increase in net assets resulting from operations		$4,288,821,915
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,288,621,333	$4,061,077,879
Net realized gain (loss)	200,582	369,096
Net increase in net assets resulting from operations	4,288,821,915	4,061,446,975
Distributions to shareholders	(4,289,631,497)	(4,059,937,985)

Share transactions - net increase (decrease)	18,649,149,493	28,571,883,562
Total increase (decrease) in net assets	18,648,339,911	28,573,392,552

Net Assets
Beginning of period	101,430,982,590	72,857,590,038
End of period	$120,079,322,501	$101,430,982,590

Financial Highlights
Treasury Only Portfolio Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.048	.050	.025	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.048	.050	.025	- B
Distributions from net investment income	(.039)	(.048)	(.050)	(.025)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.039)	(.048)	(.050)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.98%	4.88%	5.14%	2.50%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.08%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.08%
Net investment income (loss)	3.90%	4.73%	5.04%	2.53%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$31,803,021	$26,705,193	$18,071,175	$14,612,028	$12,145,689

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class II

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.049	.023	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.049	.023	- B
Distributions from net investment income	(.038)	(.046)	(.049)	(.023)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.038)	(.046)	(.049)	(.023)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.83%	4.72%	4.98%	2.34%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.09%
Expenses net of all reductions, if any	.33%	.33%	.33%	.33%	.09%
Net investment income (loss)	3.74%	4.58%	4.89%	2.38%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$3,886,253	$3,217,127	$2,725,724	$2,196,009	$1,126,223

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class III

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.045	.048	.022	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.037	.045	.048	.022	- B
Distributions from net investment income	(.037)	(.045)	(.048)	(.022)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.037)	(.045)	(.048)	(.022)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.73%	4.62%	4.87%	2.25%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.08%
Expenses net of all reductions, if any	.43%	.43%	.43%	.43%	.08%
Net investment income (loss)	3.64%	4.48%	4.79%	2.28%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$2,929,502	$3,414,227	$2,927,914	$2,484,121	$1,155,413

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Class IV

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.043	.045	.020	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.043	.045	.020	- B
Distributions from net investment income	(.034)	(.043)	(.045)	(.020)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.034)	(.043)	(.045)	(.020)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.47%	4.35%	4.61%	2.02%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.68%	.66%	.08%
Expenses net of all reductions, if any	.68%	.68%	.68%	.66%	.08%
Net investment income (loss)	3.39%	4.23%	4.54%	2.05%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$943,218	$1,206,118	$1,377,906	$795,014	$196,044

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Select Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.047	.050	.024	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.047	.050	.024	- B
Distributions from net investment income	(.039)	(.047)	(.050)	(.024)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.039)	(.047)	(.050)	(.024)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.93%	4.82%	5.08%	2.45%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.08%
Expenses net of all reductions, if any	.23%	.23%	.23%	.23%	.08%
Net investment income (loss)	3.85%	4.68%	4.99%	2.49%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,786,086	$2,505,505	$1,961,585	$1,271,129	$325,479

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Only Portfolio Institutional Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.048	.051	.025	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.048	.051	.025	- B
Distributions from net investment income	(.040)	(.048)	(.051)	(.025)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.040)	(.048)	(.051)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.02%	4.92%	5.18%	2.54%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.07%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.07%
Net investment income (loss)	3.94%	4.77%	5.08%	2.57%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$77,731,244	$64,382,813	$45,793,286	$30,257,145	$18,931,741

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 44.7%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	790,080,536	790,000,000
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	415,042,307	415,000,000
Investments in repurchase agreements in a joint trading account at 3.66%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Treasury Obligations)#	1,064,470,210	1,064,362,000
Investments in repurchase agreements in a joint trading account at 3.66%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Treasury Obligations)#	652,873,397	652,807,000
Repurchase Agreements*	32,125,046,035	32,106,398,050
TOTAL REPURCHASE AGREEMENTS (Cost $35,028,567,050)		35,028,567,050

U.S. Treasury Obligations - 59.7%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/21/2027	3.51 to 3.52	814,000,000	791,380,793
US Treasury Bills 0% 10/1/2026	3.67	800,000,000	785,419,778
US Treasury Bills 0% 10/29/2026	3.69	186,000,000	182,119,681
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	173,000,000	168,651,534
US Treasury Bills 0% 2/18/2027	3.57	72,000,000	69,771,300
US Treasury Bills 0% 3/18/2027	3.68	35,000,000	33,788,562
US Treasury Bills 0% 4/14/2026	3.65	377,000,000	376,505,816
US Treasury Bills 0% 4/2/2026	3.60 to 3.81	334,000,000	333,965,636
US Treasury Bills 0% 4/21/2026	3.58 to 3.61	457,000,000	456,096,253
US Treasury Bills 0% 4/23/2026	3.62 to 3.73	2,395,000,000	2,389,680,553
US Treasury Bills 0% 4/28/2026	3.60 to 3.65	1,052,000,000	1,049,181,104
US Treasury Bills 0% 4/9/2026	3.62 to 3.77	114,000,000	113,906,267
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	1,156,000,000	1,151,322,947
US Treasury Bills 0% 5/14/2026	3.56 to 4.11	1,434,300,000	1,427,847,735
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	852,000,000	847,901,440
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	510,000,000	507,397,995
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	1,122,800,000	1,116,624,823
US Treasury Bills 0% 5/28/2026	3.65 to 3.74	444,000,000	441,425,373
US Treasury Bills 0% 5/5/2026	3.58 to 3.65	1,153,000,000	1,149,077,561
US Treasury Bills 0% 5/7/2026	3.63 to 3.77	767,000,000	764,193,210
US Treasury Bills 0% 6/11/2026	3.64	800,000,000	794,312,111
US Treasury Bills 0% 6/18/2026	3.64	790,000,000	783,820,883
US Treasury Bills 0% 6/25/2026	3.67	169,000,000	167,549,534
US Treasury Bills 0% 6/4/2026	3.64	800,000,000	794,865,778
US Treasury Bills 0% 7/14/2026	3.64	472,000,000	467,091,200
US Treasury Bills 0% 7/16/2026	3.55	374,000,000	370,156,734
US Treasury Bills 0% 7/2/2026	3.54 to 3.68	2,169,000,000	2,149,280,739
US Treasury Bills 0% 7/21/2026	3.65	400,000,000	395,547,666
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	987,000,000	975,247,688
US Treasury Bills 0% 7/7/2026	3.64	142,000,000	140,622,600
US Treasury Bills 0% 7/9/2026	3.54 to 4.11	772,000,000	764,289,751
US Treasury Bills 0% 8/20/2026	3.56	382,000,000	376,763,418
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	203,000,000	200,271,158
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	258,000,000	253,665,338
US Treasury Bills 0% 9/24/2026	3.70	1,201,000,000	1,179,686,252
US Treasury Bills 0% 9/3/2026	3.60	1,580,000,000	1,555,952,181
US Treasury Notes 0.625% 3/31/2027	3.61	36,000,000	34,956,948
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	217,000,000	214,670,899
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.07	59,000,000	58,850,899
US Treasury Notes 0.75% 5/31/2026	3.81	54,000,000	53,733,389
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	167,000,000	164,793,399
US Treasury Notes 0.875% 9/30/2026	3.85	33,000,000	32,524,781
US Treasury Notes 1.125% 10/31/2026	3.64	46,000,000	45,343,924
US Treasury Notes 1.125% 2/28/2027	3.61	18,000,000	17,602,117
US Treasury Notes 1.375% 8/31/2026	3.93	17,000,000	16,824,251
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.59	149,000,000	146,493,998
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	173,000,000	172,509,351
US Treasury Notes 1.625% 9/30/2026	3.68	54,000,000	53,459,454
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	143,000,000	140,782,539
US Treasury Notes 1.875% 7/31/2026	4.01	7,000,000	6,952,011
US Treasury Notes 2.125% 5/31/2026	4.02	7,000,000	6,978,851
US Treasury Notes 2.25% 2/15/2027	3.59	52,000,000	51,407,812
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	370,000,000	366,071,155
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.098%, 3.7514% 1/31/2027 (d)(e)	3.75 to 3.76	2,234,700,000	2,234,707,528
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.099%, 3.7524% 1/31/2028 (d)(e)	3.75	2,192,000,000	2,191,850,116
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.15%, 3.8034% 4/30/2026 (d)(e)	3.80 to 3.81	2,403,000,000	2,402,990,116
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.8124% 7/31/2027 (d)(e)	3.81 to 3.82	1,671,000,000	1,670,633,222
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.8134% 4/30/2027 (d)(e)	3.81 to 3.82	1,889,000,000	1,888,962,414
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.182%, 3.8354% 7/31/2026 (d)(e)	3.84	2,013,300,000	2,012,873,199
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.19%, 3.8434% 10/31/2027 (d)(e)	3.84	2,497,000,000	2,497,922,894
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.205%, 3.8584% 10/31/2026 (d)(e)	3.85 to 3.86	1,545,100,000	1,545,497,753
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	317,000,000	317,144,767
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.61	278,000,000	278,742,997
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.59	413,000,000	414,823,578
US Treasury Notes 4.125% 10/31/2026	3.63 to 3.83	606,000,000	607,609,711
US Treasury Notes 4.125% 2/15/2027	3.71	9,000,000	9,031,999
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	209,000,000	209,821,963
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	161,000,000	160,996,456
US Treasury Notes 4.25% 11/30/2026	3.58	77,000,000	77,332,534
US Treasury Notes 4.25% 12/31/2026	3.56	115,000,000	115,580,227
US Treasury Notes 4.375% 12/15/2026	3.57	17,000,000	17,094,746
US Treasury Notes 4.375% 7/31/2026	3.56 to 4.08	247,000,000	247,478,097
US Treasury Notes 4.375% 8/15/2026	3.79	66,000,000	66,141,996
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	38,000,000	38,087,801
US Treasury Notes 4.625% 6/30/2026	3.77	13,000,000	13,026,809
US Treasury Notes 4.875% 4/30/2026	3.70 to 4.04	47,000,000	47,035,169
US Treasury Notes 4.875% 5/31/2026	3.83 to 4.06	73,000,000	73,101,118
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.26 to -1.19	545,705,600	545,985,554
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,793,809,934)			46,793,809,934

TOTAL INVESTMENT IN SECURITIES - 104.4% (Cost $81,822,376,984)	81,822,376,984
NET OTHER ASSETS (LIABILITIES) - (4.4)%	(3,443,776,451)
NET ASSETS - 100.0%	78,378,600,533

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BMO Capital Markets Corp	3.66	3/2026	4/2026	28,000,000	28,045,547	U.S. Treasuries (including strips)	1.38 - 2.75	8/2047 - 8/2050	28,842,959
BNP Paribas, SA	3.67	3/2026	4/2026	292,000,000	292,952,569	U.S. Treasuries (including strips)	0.38 - 5.00	4/2027 - 8/2055	298,675,083
Bank of Montreal	3.68	3/2026	4/2026	52,000,000	52,074,418	U.S. Treasuries (including strips)	1.38 - 4.75	11/2027 - 5/2055	53,564,815
Barclays Bank PLC	3.67	3/2026	4/2026	57,000,000	57,162,703	U.S. Treasuries (including strips)	0.00 - 6.38	5/2026 - 2/2045	58,234,896
BofA Securities, Inc.	3.64(f)	2/2026	6/2026	40,000,000	40,485,333	U.S. Treasuries (including strips)	2.25 - 3.75	9/2029 - 8/2049	41,036,845
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	74,000,000	74,935,278	U.S. Treasuries (including strips)	3.00 - 3.75	1/2027 - 2/2049	75,971,998
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	13,000,000	13,169,563	U.S. Treasuries (including strips)	0.50 - 1.38	4/2027 - 11/2040	13,351,855
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	95,000,000	95,406,758	U.S. Treasuries (including strips)	0.00 - 4.63	4/2026 - 11/2052	97,067,168
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	137,000,000	137,293,294	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 2/2056	139,924,071
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	17,000,000	17,050,259	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 8/2055	17,400,598
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	68,000,000	68,214,899	U.S. Treasuries (including strips)	0.00 - 5.00	4/2026 - 8/2055	69,503,861
Canadian Imperial Bank of Commerce	3.68	3/2026	4/2026	40,000,000	40,057,244	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 8/2055	40,842,404
Citigroup Global Capital Markets Inc	3.68(f)	3/2026	5/2026	165,000,000	166,045,734	U.S. Treasuries (including strips)	0.00 - 4.25	10/2026 - 2/2041	168,662,282
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	501,000,000	501,051,074	U.S. Treasuries (including strips)	1.13 - 3.88	2/2028 - 2/2043	511,072,157
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	139,000,000	139,014,170	U.S. Treasuries (including strips)	4.13	8/2053	141,794,472
FICC Wells Fargo Bank Gc Repo(Gov)	3.70	3/2026	4/2026	64,000,000	64,190,756	U.S. Treasuries (including strips)	2.75	8/2032	65,286,787
FICC Wells Fargo Bank Gc Repo(Gov)	3.70	3/2026	4/2026	248,000,000	248,560,756	U.S. Treasuries (including strips)	4.00 - 4.25	12/2027 - 11/2034	252,986,075
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	56,000,000	56,039,853	U.S. Treasuries (including strips)	2.75	8/2032	57,125,857
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	17,000,000	17,012,098	U.S. Treasuries (including strips)	3.75	5/2028	17,341,825
FICC Wells Fargo Bank Gc Repo(Gov)	3.67	3/2026	4/2026	14,000,000	14,008,563	U.S. Treasuries (including strips)	3.75	5/2028	14,281,461
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	3,544,449,000	3,544,809,352	U.S. Treasuries (including strips)	1.38 - 5.00	10/2027 - 5/2055	3,615,705,540
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	1,001,000,000	1,001,101,768	U.S. Treasuries (including strips)	1.25 - 4.75	4/2027 - 2/2056	1,021,123,882
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	1,102,000,000	1,102,112,037	U.S. Treasuries (including strips)	1.00 - 4.75	5/2027 - 8/2055	1,124,154,303
Fixed Income Clearing Corp - BNYM	3.68	3/2026	4/2026	170,000,000	170,017,378	U.S. Treasuries (including strips)	3.88	2/2043	173,400,023
Fixed Income Clearing Corp - BNYM	3.66	3/2026	4/2026	1,472,000,000	1,472,149,653	U.S. Treasuries (including strips)	1.75 - 3.75	1/2028 - 12/2028	1,501,440,024
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	43,000,000	43,030,602	U.S. Treasuries (including strips)	0.88 - 5.00	4/2026 - 2/2049	43,864,461
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	114,000,000	114,081,130	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 8/2032	116,291,879
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	849,000,000	849,086,787	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 2/2036	866,068,539
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	566,000,000	566,057,858	U.S. Treasuries (including strips)	2.00 - 4.88	11/2041 - 8/2049	577,379,033
Fixed Income Clearing Corp - CIBC	3.67	3/2026	4/2026	552,000,000	552,056,273	U.S. Treasuries (including strips)	4.00 - 4.63	2/2030 - 2/2055	563,860,037
Fixed Income Clearing Corp - Citi	3.67	3/2026	4/2026	1,112,000,000	1,112,113,362	U.S. Treasuries (including strips)	0.00 - 6.25	5/2026 - 11/2054	1,134,355,636
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	796,000,000	796,081,811	U.S. Treasuries (including strips)	0.00 - 6.25	5/2026 - 11/2052	812,003,448
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	418,000,000	418,042,961	U.S. Treasuries (including strips)	4.13	3/2029	426,296,829
Fixed Income Clearing Corp - Goldman	3.66	3/2026	4/2026	1,462,000,000	1,462,148,637	U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 5/2053	1,491,391,631
Fixed Income Clearing Corp - ING	3.67	3/2026	4/2026	113,000,000	113,011,520	U.S. Treasuries (including strips)	3.88	9/2032	115,064,683
Fixed Income Clearing Corp - ING	3.66	3/2026	4/2026	736,000,000	736,074,827	U.S. Treasuries (including strips)	1.13 - 4.88	4/2028 - 11/2054	750,796,324
Fixed Income Clearing Corp - Mizuho	3.66	3/2026	4/2026	3,710,882,000	3,711,259,273	U.S. Treasuries (including strips)	0.50 - 5.00	6/2026 - 5/2045	3,785,484,480
Fixed Income Clearing Corp - Morgan Stanley	3.66	3/2026	4/2026	916,000,000	916,093,127	U.S. Treasuries (including strips)	0.00 - 4.13	4/2026 - 2/2033	934,415,074
Fixed Income Clearing Corp - Natixis	3.67	3/2026	4/2026	396,000,000	396,040,370	U.S. Treasuries (including strips)	1.63 - 3.75	1/2031 - 5/2031	404,114,340
Fixed Income Clearing Corp - Natwest	3.67	3/2026	4/2026	5,000,000	5,000,510	U.S. Treasuries (including strips)	3.88	8/2034	5,100,523
Fixed Income Clearing Corp - Nomura	3.67	3/2026	4/2026	493,000,000	493,050,259	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 8/2034	502,911,316
Fixed Income Clearing Corp - Northern Trust	3.67	3/2026	4/2026	56,000,000	56,005,709	U.S. Treasuries (including strips)	3.50 - 4.50	11/2028 - 5/2029	57,177,475
Fixed Income Clearing Corp - Northern Trust	3.66	3/2026	4/2026	735,000,000	735,074,725	U.S. Treasuries (including strips)	3.50 - 4.13	9/2027 - 10/2027	749,966,111
Fixed Income Clearing Corp - State Street Bank	3.66	3/2026	4/2026	1,528,000,000	1,528,155,347	U.S. Treasuries (including strips)	1.25 - 4.25	6/2031 - 8/2031	1,558,358,408
JP Morgan Securities, LLC	3.64(f)	3/2026	4/2026	840,000,000	842,632,933	U.S. Treasuries (including strips)	3.88	6/2030	857,840,146
JP Morgan Securities, LLC	3.66	3/2026	4/2026	1,377,548,000	1,377,688,051	U.S. Treasuries (including strips)	3.50	10/2028	1,405,241,837
JP Morgan Securities, LLC	3.66	3/2026	4/2026	1,575,000,000	1,575,160,125	U.S. Treasuries (including strips)	3.50 - 4.38	12/2028 - 7/2032	1,606,663,392
JP Morgan Securities, LLC	3.66	3/2026	4/2026	2,115,227,000	2,115,442,048	U.S. Treasuries (including strips)	0.63 - 4.38	5/2030 - 11/2034	2,157,750,932
Lloyds Bank Corp Mrkts	3.66	3/2026	4/2026	62,000,000	62,044,123	U.S. Treasuries (including strips)	0.63 - 4.50	2/2027 - 11/2033	63,246,524
Lloyds Bank PLC	3.73	3/2026	6/2026	36,000,000	36,365,540	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 8/2034	36,765,747
Lloyds Bank PLC	3.73	3/2026	6/2026	18,000,000	18,184,635	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 2/2033	18,386,696
Lloyds Bank PLC	3.73	3/2026	6/2026	36,000,000	36,369,270	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2034	36,780,925
Lloyds Bank PLC	3.72	2/2026	5/2026	36,000,000	36,345,960	U.S. Treasuries (including strips)	0.50 - 4.63	5/2027 - 2/2034	36,852,850
Lloyds Bank PLC	3.72	2/2026	5/2026	36,000,000	36,345,960	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	36,860,456
Lloyds Bank PLC	3.72	2/2026	5/2026	36,000,000	36,331,080	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 2/2034	36,849,092
Lloyds Bank PLC	3.73	2/2026	5/2026	36,000,000	36,331,970	U.S. Treasuries (including strips)	0.50 - 4.25	6/2027 - 3/2033	36,872,190
Lloyds Bank PLC	3.71	2/2026	5/2026	35,000,000	35,375,122	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 2/2034	35,906,081
Lloyds Bank PLC	3.70	2/2026	5/2026	35,000,000	35,348,930	U.S. Treasuries (including strips)	0.88 - 4.38	7/2027 - 3/2033	35,898,216
Lloyds Bank PLC	3.72	2/2026	5/2026	36,000,000	36,342,240	U.S. Treasuries (including strips)	0.50 - 4.63	6/2027 - 8/2034	36,940,094
Lloyds Bank PLC	3.72	1/2026	4/2026	18,000,000	18,169,260	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 3/2033	18,483,366
Lloyds Bank PLC	3.72	1/2026	4/2026	35,000,000	35,325,500	U.S. Treasuries (including strips)	0.63 - 4.63	5/2027 - 8/2034	35,950,864
Lloyds Bank PLC	3.71	1/2026	4/2026	35,000,000	35,324,625	U.S. Treasuries (including strips)	0.63 - 4.63	6/2028 - 2/2034	35,957,609
MUFG Securities (Canada), Ltd.	3.70	3/2026	6/2026	36,000,000	36,281,200	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 11/2055	36,785,520
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	72,000,000	72,227,540	U.S. Treasuries (including strips)	0.50 - 4.38	10/2026 - 6/2030	73,793,558
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	85,000,000	85,268,624	U.S. Treasuries (including strips)	3.13 - 4.63	7/2027 - 2/2035	86,949,368
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	99,000,000	99,010,093	U.S. Treasuries (including strips)	3.50	3/2029	100,993,621
Mizuho Bank, Ltd.	3.67	3/2026	4/2026	57,000,000	57,005,811	U.S. Treasuries (including strips)	1.63	5/2031	58,180,038
NatWest Market Securities Inc	3.66	3/2026	4/2026	97,000,000	97,069,032	U.S. Treasuries (including strips)	3.50 - 3.75	8/2027 - 11/2028	98,950,120
Norinchukin Bank	3.66	3/2026	4/2026	36,000,000	36,025,620	U.S. Treasuries (including strips)	3.88	8/2032	36,720,006
Norinchukin Bank	3.68	3/2026	4/2026	36,000,000	36,025,760	U.S. Treasuries (including strips)	4.13 - 4.75	5/2032 - 2/2037	36,738,794
Prudential Insurance Co. of America	3.68	3/2026	4/2026	223,292,050	223,314,875	U.S. Treasuries (including strips)	0.00 - 6.63	6/2026 - 2/2045	227,716,573
RBC Dominion Securities	3.67	3/2026	4/2026	172,000,000	172,736,446	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 5/2055	175,984,916
RBC Dominion Securities	3.67	2/2026	4/2026	196,000,000	197,238,829	U.S. Treasuries (including strips)	0.00 - 5.00	6/2026 - 2/2055	200,633,347
RBC Dominion Securities	3.66	3/2026	4/2026	113,000,000	113,080,418	U.S. Treasuries (including strips)	0.00 - 4.63	5/2026 - 8/2053	115,271,785
Royal Bank of Canada	3.66	3/2026	4/2026	113,000,000	113,080,418	U.S. Treasuries (including strips)	1.50 - 4.25	2/2030 - 8/2035	115,271,780
SMBC Nikko Securities America Inc	3.67	3/2026	4/2026	209,000,000	209,021,306	U.S. Treasuries (including strips)	0.50 - 4.50	11/2026 - 8/2039	213,201,738
Societe Generale	3.66	3/2026	4/2026	144,000,000	144,087,840	U.S. Treasuries (including strips)	0.00 - 4.88	12/2026 - 6/2031	146,954,664
Sumitomo Mitsui Banking Corp	3.70	3/2026	4/2026	13,000,000	13,018,706	U.S. Treasuries (including strips)	4.38 - 4.50	8/2028 - 2/2036	13,343,639
Total Repurchase Agreements				32,106,398,050	32,125,046,035				32,760,427,952

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$1,064,362,000 due 04/01/2026 at 3.66%
Sumitomo Mitsui Banking Corp/New York	1,064,362,000
1,064,362,000
$652,807,000 due 04/01/2026 at 3.66%
MUFG Securities (Canada) Ltd.	100,924,000
Sumitomo Mitsui Banking Corp/New York	551,883,000
652,807,000
Treasury Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $35,028,567,050) - See accompanying schedule: Unaffiliated issuers (cost $81,822,376,984)		$81,822,376,984
Cash		414,833,169
Receivable for fund shares sold		334,831,730
Interest receivable		141,729,996
Prepaid expenses		25,594
Receivable from investment adviser for expense reductions		2,027,464
Other receivables		637,249
Total assets		82,716,462,186
Liabilities
Payable for investments purchased	$3,971,664,330
Payable for fund shares redeemed	236,311,623
Distributions payable	113,713,645
Accrued management fee	9,300,795
Distribution and service plan fees payable	1,453,244
Other affiliated payables	3,125,846
Other payables and accrued expenses	2,292,170
Total liabilities		4,337,861,653
Net Assets		$78,378,600,533
Net Assets consist of:
Paid in capital		$78,378,681,868
Total accumulated earnings (loss)		(81,335)
Net Assets		$78,378,600,533

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($30,941,297,418 ÷ 30,933,071,006 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($642,243,233 ÷ 641,848,424 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($4,404,094,228 ÷ 4,403,998,074 shares)		$1.00
Class IV :
Net Asset Value, offering price and redemption price per share ($1,087,181,327 ÷ 1,086,934,622 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($294,133,127 ÷ 294,079,804 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($41,009,651,200 ÷ 41,013,748,704 shares)		$1.00
Statement of Operations
Year ended March 31, 2026
Investment Income
Interest		$2,962,340,555
Expenses
Management fee	$101,021,121
Transfer agent fees	32,210,813
Distribution and service plan fees	17,611,727
Accounting fees and expenses	2,329,725
Custodian fees and expenses	418,633
Independent trustees' fees and expenses	165,288
Registration fees	2,142,516
Audit fees	54,468
Legal	27,351
Miscellaneous	142,364
Total expenses before reductions	156,124,006
Expense reductions	(23,156,231)
Total expenses after reductions		132,967,775
Net Investment income (loss)		2,829,372,780
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	319,611
Total net realized gain (loss)		319,611
Net increase in net assets resulting from operations		$2,829,692,391
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,829,372,780	$3,122,498,472
Net realized gain (loss)	319,611	6,486
Net increase in net assets resulting from operations	2,829,692,391	3,122,504,958
Distributions to shareholders	(2,829,672,924)	(3,122,073,631)

Share transactions - net increase (decrease)	11,110,870,262	6,067,245,689
Total increase (decrease) in net assets	11,110,889,729	6,067,677,016

Net Assets
Beginning of period	67,267,710,804	61,200,033,788
End of period	$78,378,600,533	$67,267,710,804

Financial Highlights
Treasury Portfolio Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.048	.051	.026	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.048	.051	.026	- B
Distributions from net investment income	(.039)	(.048)	(.051)	(.026)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.039)	(.048)	(.051)	(.026)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.01%	4.89%	5.25%	2.62%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.08%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.08%
Net investment income (loss)	3.92%	4.77%	5.13%	2.96%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$30,941,297	$26,227,443	$22,862,069	$22,833,975	$9,401,930

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class II

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.050	.024	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.050	.024	- B
Distributions from net investment income	(.038)	(.046)	(.050)	(.024)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.038)	(.046)	(.050)	(.024)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.85%	4.73%	5.09%	2.46%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.08%
Expenses net of all reductions, if any	.33%	.33%	.33%	.33%	.08%
Net investment income (loss)	3.77%	4.62%	4.98%	2.81%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$642,243	$723,884	$764,718	$513,108	$410,771

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class III

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.045	.049	.023	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.037	.045	.049	.023	- B
Distributions from net investment income	(.037)	(.045)	(.049)	(.023)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.037)	(.045)	(.049)	(.023)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.75%	4.62%	4.99%	2.37%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.42%	.08%
Expenses net of all reductions, if any	.43%	.43%	.43%	.42%	.08%
Net investment income (loss)	3.67%	4.52%	4.88%	2.71%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$4,404,094	$5,054,022	$3,988,907	$3,040,858	$2,611,756

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Class IV

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.034	.043	.046	.021	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.034	.043	.046	.021	- B
Distributions from net investment income	(.034)	(.043)	(.046)	(.021)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.034)	(.043)	(.046)	(.021)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.49%	4.37%	4.73%	2.14%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.68%	.68%	.68%	.65%	.08%
Expenses net of all reductions, if any	.68%	.68%	.68%	.65%	.08%
Net investment income (loss)	3.42%	4.27%	4.63%	2.49%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,087,181	$900,615	$870,579	$975,132	$1,146,144

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Select Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.047	.051	.025	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.047	.051	.025	- B
Distributions from net investment income	(.039)	(.047)	(.051)	(.025)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.039)	(.047)	(.051)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.95%	4.83%	5.20%	2.56%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.08%
Expenses net of all reductions, if any	.23%	.23%	.23%	.23%	.08%
Net investment income (loss)	3.87%	4.72%	5.08%	2.91%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$294,133	$298,604	$258,761	$213,589	$254,112

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Treasury Portfolio Institutional Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.048	.052	.026	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.048	.052	.026	- B
Distributions from net investment income	(.040)	(.048)	(.052)	(.026)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.040)	(.048)	(.052)	(.026)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.05%	4.93%	5.29%	2.66%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.07%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.07%
Net investment income (loss)	3.96%	4.81%	5.17%	3.00%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$41,009,651	$34,063,143	$32,455,000	$31,934,376	$10,195,079

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 47.6%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	2,640,269,133	2,640,000,000
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	1,386,141,295	1,386,000,000
Investments in repurchase agreements in a joint trading account at 3.67%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Government Obligations)#	6,806,929,017	6,806,235,000
Investments in repurchase agreements in a joint trading account at 3.67%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Government Obligations)#	2,194,655,598	2,194,432,000
Repurchase Agreements*	111,107,981,399	110,939,325,550
TOTAL REPURCHASE AGREEMENTS (Cost $123,965,992,550)		123,965,992,550

U.S. Government Agency - Debt - 26.6%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Fannie Mae Discount Notes 0% 5/8/2026	3.58	135,000,000	134,508,824
Fannie Mae U.S. SOFR Index + 0.1%, 3.73% 6/18/2026 (d)(e)	3.73	319,000,000	319,000,000
Fannie Mae U.S. SOFR Index + 0.12%, 3.75% 7/29/2026 (d)(e)	3.75	12,000,000	12,003,329
Fannie Mae U.S. SOFR Index + 0.135%, 3.765% 8/21/2026 (d)(e)	3.76 to 3.77	80,000,000	80,006,122
Fannie Mae U.S. SOFR Index + 0.14%, 3.77% 10/23/2026 (d)(e)	3.77	346,873,000	346,876,674
Fannie Mae U.S. SOFR Index + 0.14%, 3.77% 9/11/2026 (d)(e)	3.77	611,000,000	611,000,000
Federal Farm Credit Banks Funding Corp 4.75% 7/8/2026	3.63	13,000,000	13,038,536
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.635% 4/2/2026 (d)(e)	3.63	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.635% 6/23/2026 (d)(e)	3.63	23,000,000	23,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.005%, 3.635% 8/4/2026 (d)(e)	3.63	9,000,000	8,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.01%, 3.64% 4/2/2026 (d)(e)	3.64	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.645% 4/9/2026 (d)(e)	3.65	11,000,000	11,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.645% 8/20/2026 (d)(e)	3.65	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.015%, 3.645% 9/29/2026 (d)(e)	3.65	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 10/6/2026 (d)(e)	3.65	74,000,000	74,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 11/4/2026 (d)(e)	3.65	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 4/30/2026 (d)(e)	3.65	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.02%, 3.65% 5/7/2026 (d)(e)	3.65	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.025%, 3.655% 6/5/2026 (d)(e)	3.66	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.66% 12/8/2026 (d)(e)	3.66	37,000,000	36,997,464
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.03%, 3.66% 7/28/2026 (d)(e)	3.66	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 1/21/2027 (d)(e)	3.67	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 1/6/2027 (d)(e)	3.67	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 3/18/2027 (d)(e)	3.67	80,000,000	80,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 3/8/2027 (d)(e)	3.67	107,000,000	107,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.035%, 3.665% 6/9/2026 (d)(e)	3.67	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 10/20/2026 (d)(e)	3.67	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 2/12/2027 (d)(e)	3.67	64,000,000	64,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 2/16/2027 (d)(e)	3.67	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 4/28/2026 (d)(e)	3.67	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 5/28/2026 (d)(e)	3.67	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 5/4/2027 (d)(e)	3.67	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/2/2026 (d)(e)	3.67	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/4/2026 (d)(e)	3.67	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 6/9/2026 (d)(e)	3.67	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 7/14/2026 (d)(e)	3.67	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.67% 7/9/2026 (d)(e)	3.67	121,000,000	121,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.04%, 3.69% 4/1/2027 (d)(e)	3.69	60,000,000	60,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 10/2/2026 (d)(e)	3.72	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 10/27/2026 (d)(e)	3.67	111,000,000	111,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 3/3/2027 (d)(e)	3.67	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 4/15/2027 (d)(e)	3.68	14,000,000	13,997,755
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 4/19/2027 (d)(e)	3.67	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.045%, 3.675% 5/26/2027 (d)(e)	3.67	81,000,000	81,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 1/29/2027 (d)(e)	3.68	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 10/2/2026 (d)(e)	3.73	15,000,000	15,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 11/10/2026 (d)(e)	3.68	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 5/14/2026 (d)(e)	3.68	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 5/20/2027 (d)(e)	3.68	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 5/6/2027 (d)(e)	3.68	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 6/23/2027 (d)(e)	3.68	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 7/12/2027 (d)(e)	3.68	102,000,000	101,997,995
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 7/20/2027 (d)(e)	3.68	42,000,000	42,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 8/18/2026 (d)(e)	3.68	14,000,000	14,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.05%, 3.68% 8/28/2026 (d)(e)	3.68	50,000,000	50,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 6/23/2027 (d)(e)	3.68	72,000,000	72,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 7/21/2026 (d)(e)	3.68	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 7/30/2026 (d)(e)	3.68	29,000,000	29,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.055%, 3.685% 8/26/2027 (d)(e)	3.68	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 10/5/2026 (d)(e)	3.69	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 11/18/2026 (d)(e)	3.69	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 7/26/2027 (d)(e)	3.69	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/18/2027 (d)(e)	3.69	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/27/2027 (d)(e)	3.69	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 8/6/2027 (d)(e)	3.69	128,000,000	128,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/22/2026 (d)(e)	3.69	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/23/2027 (d)(e)	3.69	104,000,000	104,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/27/2027 (d)(e)	3.69	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/4/2026 (d)(e)	3.69	52,000,000	52,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.06%, 3.69% 9/4/2026 (d)(e)	3.69	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 10/25/2027 (d)(e)	3.70	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 11/13/2026 (d)(e)	3.70	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 11/27/2026 (d)(e)	3.70	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 3/5/2027 (d)(e)	3.70	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 6/22/2027 (d)(e)	3.70	134,000,000	134,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 7/12/2027 (d)(e)	3.70	66,000,000	66,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 7/9/2027 (d)(e)	3.70	64,000,000	64,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/10/2026 (d)(e)	3.70	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/18/2026 (d)(e)	3.70	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/3/2027 (d)(e)	3.70	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.065%, 3.695% 9/9/2027 (d)(e)	3.70	54,000,000	54,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 10/21/2026 (d)(e)	3.70	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 11/5/2027 (d)(e)	3.70	74,000,000	73,999,986
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 12/13/2027 (d)(e)	3.70	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 12/28/2027 (d)(e)	3.70	34,000,000	34,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 12/6/2027 (d)(e)	3.70	30,000,000	30,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 5/28/2026 (d)(e)	3.70	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 8/12/2026 (d)(e)	3.70	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.7% 8/9/2027 (d)(e)	3.70	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.07%, 3.72% 10/1/2027 (d)(e)	3.72	53,000,000	52,992,197
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 3.705% 4/2/2027 (d)(e)	3.75 to 3.76	56,000,000	56,004,778
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.075%, 6.134% 4/1/2027 (d)(e)	6.13	43,000,000	42,997,850
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/12/2028 (d)(e)	3.71	105,000,000	105,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 1/5/2028 (d)(e)	3.71	124,000,000	124,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 10/8/2027 (d)(e)	3.71	93,000,000	93,020,538
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 11/16/2026 (d)(e)	3.71	18,000,000	18,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 11/23/2027 (d)(e)	3.71	32,000,000	32,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/22/2026 (d)(e)	3.71	95,000,000	95,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/22/2027 (d)(e)	3.71	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 12/29/2027 (d)(e)	3.71	36,000,000	36,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 3/11/2027 (d)(e)	3.71	41,000,000	41,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 3/11/2027 (d)(e)	3.71	27,000,000	26,994,542
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.08%, 3.71% 4/9/2027 (d)(e)	3.71	172,000,000	171,948,846
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/12/2028 (d)(e)	3.71	109,000,000	109,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/18/2028 (d)(e)	3.71	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/21/2028 (d)(e)	3.71	154,000,000	154,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 1/3/2028 (d)(e)	3.71	40,000,000	40,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 12/29/2026 (d)(e)	3.71 to 3.72	48,000,000	48,001,936
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 2/23/2028 (d)(e)	3.71	56,000,000	56,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 2/25/2028 (d)(e)	3.71	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/13/2028 (d)(e)	3.71	85,000,000	85,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/16/2028 (d)(e)	3.71	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/24/2028 (d)(e)	3.71	24,000,000	24,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/25/2027 (d)(e)	3.71	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/26/2027 (d)(e)	3.71	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 3/27/2028 (d)(e)	3.71	59,000,000	59,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 4/8/2027 (d)(e)	3.71	212,000,000	212,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.085%, 3.715% 8/7/2026 (d)(e)	3.71	5,000,000	5,000,904
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 1/12/2027 (d)(e)	3.72	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 1/19/2027 (d)(e)	3.72	28,000,000	28,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 12/17/2027 (d)(e)	3.72	134,000,000	134,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 12/24/2026 (d)(e)	3.72	130,000,000	130,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/11/2028 (d)(e)	3.72	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/17/2028 (d)(e)	3.72	38,000,000	38,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/19/2027 (d)(e)	3.72	16,000,000	16,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/2/2028 (d)(e)	3.72	75,000,000	75,002,394
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/24/2027 (d)(e)	3.72	17,000,000	17,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 2/9/2028 (d)(e)	3.72	63,000,000	63,002,948
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/17/2028 (d)(e)	3.72	211,000,000	211,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/20/2028 (d)(e)	3.72	148,000,000	148,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/27/2028 (d)(e)	3.72	58,000,000	58,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 3/9/2028 (d)(e)	3.72	128,000,000	128,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/12/2027 (d)(e)	3.72	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/14/2026 (d)(e)	3.72	28,000,000	28,001,250
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/21/2026 (d)(e)	3.72	46,000,000	46,001,576
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 5/28/2026 (d)(e)	3.72	170,000,000	170,013,060
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.09%, 3.72% 7/28/2026 (d)(e)	3.72	26,000,000	26,001,921
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 12/10/2027 (d)(e)	3.72	240,000,000	240,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/12/2027 (d)(e)	3.72	74,000,000	74,034,772
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/2/2028 (d)(e)	3.72	123,000,000	123,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/25/2027 (d)(e)	3.72	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 2/25/2028 (d)(e)	3.72	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 4/17/2026 (d)(e)	3.73	67,000,000	66,999,720
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 5/24/2027 (d)(e)	3.72	69,000,000	69,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 5/5/2026 (d)(e)	3.73	73,000,000	72,999,674
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 6/17/2027 (d)(e)	3.73	48,000,000	47,988,173
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.095%, 3.725% 6/3/2026 (d)(e)	3.72	38,138,000	38,140,110
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/12/2027 (d)(e)	3.73	88,000,000	88,002,217
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/28/2028 (d)(e)	3.73	99,000,000	99,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 1/8/2027 (d)(e)	3.73	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 2/9/2027 (d)(e)	3.73	19,000,000	19,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 4/15/2026 (d)(e)	3.73	62,000,000	61,999,997
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 4/6/2027 (d)(e)	3.73	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 4/8/2026 (d)(e)	3.73	81,000,000	81,000,945
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 5/27/2027 (d)(e)	3.73	95,760,000	95,750,647
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/18/2026 (d)(e)	3.73	124,000,000	124,006,851
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/23/2027 (d)(e)	3.73	45,000,000	45,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/24/2026 (d)(e)	3.73	115,000,000	115,006,875
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 6/29/2027 (d)(e)	3.73	39,000,000	39,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 7/9/2027 (d)(e)	3.73	26,000,000	25,993,497
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 3.73% 8/13/2027 (d)(e)	3.73	27,000,000	27,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.1%, 4.3212% 7/1/2026 (d)(e)	4.32	42,000,000	42,003,778
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 12/2/2027 (d)(e)	3.74	113,000,000	113,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 4/16/2027 (d)(e)	3.74	46,000,000	46,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 4/21/2027 (d)(e)	3.74	20,000,000	19,999,581
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 4/24/2026 (d)(e)	3.74	31,000,000	31,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.105%, 3.735% 5/14/2027 (d)(e)	3.74	62,000,000	61,995,480
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 11/19/2027 (d)(e)	3.74	58,000,000	58,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 4/16/2026 (d)(e)	3.74	24,013,000	24,013,095
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 4/21/2026 (d)(e)	3.74	50,000,000	50,000,148
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 5/13/2027 (d)(e)	3.74	82,000,000	81,998,761
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 6/24/2027 (d)(e)	3.74	88,000,000	88,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 7/21/2027 (d)(e)	3.74	105,840,000	105,824,406
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.11%, 3.74% 8/5/2027 (d)(e)	3.74	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/12/2027 (d)(e)	3.75	81,000,000	81,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/26/2027 (d)(e)	3.75	90,000,000	90,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 11/26/2027 (d)(e)	3.75	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 2/10/2027 (d)(e)	3.74	207,000,000	207,086,784
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/20/2027 (d)(e)	3.75	20,000,000	20,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/27/2027 (d)(e)	3.75	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 5/6/2027 (d)(e)	3.74 to 3.75	152,433,000	152,436,084
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.115%, 3.745% 6/7/2027 (d)(e)	3.75	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 2/18/2027 (d)(e)	3.75	124,000,000	124,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 5/28/2027 (d)(e)	3.75	22,000,000	22,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 5/8/2026 (d)(e)	3.75	64,000,000	64,000,202
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 6/16/2027 (d)(e)	3.75	35,000,000	35,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 6/9/2027 (d)(e)	3.75	9,000,000	8,999,999
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 7/10/2026 (d)(e)	3.75	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 7/23/2026 (d)(e)	3.75	70,000,000	70,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.12%, 3.75% 9/14/2026 (d)(e)	3.75	57,886,000	57,882,545
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 10/6/2026 (d)(e)	3.75 to 3.76	61,000,000	61,008,986
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 11/3/2027 (d)(e)	3.76	134,000,000	134,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 3/23/2027 (d)(e)	3.76	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 4/29/2027 (d)(e)	3.75 to 3.76	283,000,000	283,037,567
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 7/21/2026 (d)(e)	3.76	25,000,000	25,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 8/18/2027 (d)(e)	3.76	121,000,000	121,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 8/27/2026 (d)(e)	3.76	62,000,000	62,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.125%, 3.755% 9/8/2026 (d)(e)	3.76	21,000,000	21,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 1/27/2027 (d)(e)	3.76	95,000,000	95,011,146
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 10/15/2027 (d)(e)	3.76	100,000,000	100,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 10/22/2027 (d)(e)	3.76	89,000,000	89,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 11/10/2027 (d)(e)	3.76	93,000,000	93,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 2/3/2027 (d)(e)	3.76	69,000,000	69,009,155
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 4/23/2027 (d)(e)	3.76	107,385,000	107,410,492
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 5/5/2027 (d)(e)	3.76	152,000,000	152,001,038
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 6/24/2026 (d)(e)	3.76	98,000,000	98,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 6/26/2026 (d)(e)	3.76	51,000,000	51,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 7/2/2026 (d)(e)	3.81	135,000,000	135,001,178
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 7/23/2026 (d)(e)	3.76	20,000,000	20,004,720
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 7/29/2027 (d)(e)	3.76	144,000,000	144,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 8/12/2026 (d)(e)	3.76	87,000,000	87,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 8/28/2026 (d)(e)	3.76	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.13%, 3.76% 9/10/2027 (d)(e)	3.76	133,000,000	133,119,887
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 1/8/2027 (d)(e)	3.77	60,000,000	59,999,796
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 10/15/2026 (d)(e)	3.76	89,000,000	89,032,116
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 11/18/2026 (d)(e)	3.76 to 3.77	227,000,000	227,075,700
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 11/23/2026 (d)(e)	3.76	97,000,000	97,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 12/18/2026 (d)(e)	3.76	62,000,000	62,007,796
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 2/10/2027 (d)(e)	3.76	215,000,000	215,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 8/19/2026 (d)(e)	3.76	162,000,000	162,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 8/4/2027 (d)(e)	3.76	172,000,000	172,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.765% 9/15/2027 (d)(e)	3.76	57,000,000	57,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.135%, 3.88% 10/1/2027 (d)(e)	3.88	78,000,000	78,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 10/23/2026 (d)(e)	3.77	130,500,000	130,512,039
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 10/29/2027 (d)(e)	3.77	37,000,000	37,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 11/25/2026 (d)(e)	3.77	71,000,000	71,008,214
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 11/4/2026 (d)(e)	3.77	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 12/2/2026 (d)(e)	3.77	53,000,000	53,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 12/30/2026 (d)(e)	3.77	61,000,000	61,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 8/12/2027 (d)(e)	3.77	154,000,000	154,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 8/26/2026 (d)(e)	3.77	103,000,000	103,003,331
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/3/2026 (d)(e)	3.77	101,000,000	101,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	44,000,000	44,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.14%, 3.77% 9/9/2026 (d)(e)	3.77	26,000,000	26,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 1/21/2027 (d)(e)	3.77	71,000,000	71,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 1/8/2027 (d)(e)	3.77	139,000,000	139,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.145%, 3.775% 12/16/2026 (d)(e)	3.77	64,000,000	64,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 10/14/2027 (d)(e)	3.78	110,000,000	110,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 10/22/2027 (d)(e)	3.78	65,000,000	65,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 11/27/2026 (d)(e)	3.78	120,000,000	120,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 12/23/2026 (d)(e)	3.78	73,000,000	73,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 12/4/2026 (d)(e)	3.78	43,000,000	43,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.78% 9/10/2027 (d)(e)	3.78	103,000,000	103,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.15%, 3.93% 10/1/2027 (d)(e)	3.93	102,000,000	102,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.155%, 3.785% 9/24/2027 (d)(e)	3.79	228,000,000	228,000,000
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.16%, 3.79% 1/3/2028 (d)(e)	3.79	47,000,000	47,055,377
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.185%, 3.815% 5/10/2027 (d)(e)	3.81	12,000,000	12,010,736
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.19%, 3.82% 3/27/2028 (d)(e)	3.81	63,500,000	63,628,420
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.23%, 3.86% 6/28/2027 (d)(e)	3.85	69,000,000	69,089,824
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.24%, 3.87% 7/19/2027 (d)(e)	3.86	41,000,000	41,057,877
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.88% 12/13/2027 (d)(e)	3.87	81,000,000	81,242,026
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.25%, 3.88% 12/3/2027 (d)(e)	3.87	67,000,000	67,196,526
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.255%, 3.885% 9/13/2027 (d)(e)	3.88	71,000,000	71,118,947
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.27%, 3.9% 11/24/2026 (d)(e)	3.89	57,000,000	57,074,963
Federal Farm Credit Banks Funding Corp U.S. SOFR Index + 0.28%, 3.91% 11/20/2026 (d)(e)	3.90	10,000,000	10,013,229
Federal Home Loan Bank 3.55% 6/24/2026	3.62	134,000,000	133,977,271
Federal Home Loan Bank 3.61% 6/22/2026	3.64	133,000,000	132,991,040
Federal Home Loan Bank 3.61% 6/24/2026	3.62	467,000,000	466,986,591
Federal Home Loan Bank 3.615% 2/8/2027	3.62	673,000,000	673,000,000
Federal Home Loan Bank 3.62% 2/8/2027	3.62	1,212,000,000	1,212,000,001
Federal Home Loan Bank 3.62% 2/8/2027	3.62	270,000,000	270,000,000
Federal Home Loan Bank 3.715% 3/2/2028 (d)(e)	3.71	135,000,000	135,000,000
Federal Home Loan Bank 4.75% 6/12/2026	3.64	27,000,000	27,058,063
Federal Home Loan Bank Discount Notes 0% 4/10/2026	3.60 to 3.80	408,000,000	407,628,933
Federal Home Loan Bank Discount Notes 0% 4/15/2026	3.61 to 3.67	533,000,000	532,254,685
Federal Home Loan Bank Discount Notes 0% 4/2/2026	3.78	143,000,000	142,985,303
Federal Home Loan Bank Discount Notes 0% 4/21/2026	3.62	69,000,000	68,862,575
Federal Home Loan Bank Discount Notes 0% 4/22/2026	3.64	928,000,000	926,047,344
Federal Home Loan Bank Discount Notes 0% 4/24/2026	3.64 to 3.65	324,000,000	323,250,826
Federal Home Loan Bank Discount Notes 0% 4/29/2026	3.58 to 3.65	346,000,000	345,028,422
Federal Home Loan Bank Discount Notes 0% 4/30/2026	3.68	20,000,000	19,941,033
Federal Home Loan Bank Discount Notes 0% 4/8/2026	3.61 to 3.79	456,000,000	455,676,547
Federal Home Loan Bank Discount Notes 0% 5/1/2026	3.58 to 3.79	762,000,000	759,687,507
Federal Home Loan Bank Discount Notes 0% 5/13/2026	3.60 to 3.66	797,000,000	793,661,195
Federal Home Loan Bank Discount Notes 0% 5/15/2026	3.66 to 3.67	104,000,000	103,538,397
Federal Home Loan Bank Discount Notes 0% 5/20/2026	3.63 to 3.67	365,000,000	363,205,715
Federal Home Loan Bank Discount Notes 0% 5/22/2026	3.65 to 3.67	1,218,000,000	1,211,733,219
Federal Home Loan Bank Discount Notes 0% 5/27/2026	3.66 to 3.69	128,000,000	127,271,712
Federal Home Loan Bank Discount Notes 0% 5/29/2026	3.65 to 3.66	692,000,000	687,975,149
Federal Home Loan Bank Discount Notes 0% 5/5/2026	3.62	274,000,000	273,073,576
Federal Home Loan Bank Discount Notes 0% 5/6/2026	3.57 to 3.67	561,000,000	559,068,262
Federal Home Loan Bank Discount Notes 0% 5/8/2026	3.57 to 3.67	678,000,000	675,529,572
Federal Home Loan Bank Discount Notes 0% 6/10/2026	3.58 to 3.70	386,000,000	383,294,558
Federal Home Loan Bank Discount Notes 0% 6/12/2026	3.58 to 3.66	306,000,000	303,784,160
Federal Home Loan Bank Discount Notes 0% 6/17/2026	3.58	143,000,000	141,925,198
Federal Home Loan Bank Discount Notes 0% 6/22/2026	3.58 to 3.66	483,000,000	479,101,636
Federal Home Loan Bank Discount Notes 0% 6/24/2026	3.68	290,000,000	287,533,550
Federal Home Loan Bank Discount Notes 0% 6/26/2026	3.59 to 3.68	322,000,000	319,219,285
Federal Home Loan Bank Discount Notes 0% 6/3/2026	3.66	355,000,000	352,744,862
Federal Home Loan Bank Discount Notes 0% 7/1/2026	3.69	84,000,000	83,223,709
Federal Home Loan Bank Discount Notes 0% 7/10/2026	3.56	94,000,000	93,087,417
Federal Home Loan Bank Discount Notes 0% 7/13/2026	3.60	286,000,000	283,103,297
Federal Home Loan Bank Discount Notes 0% 7/15/2026	3.58	531,000,000	525,559,241
Federal Home Loan Bank Discount Notes 0% 7/17/2026	3.60	55,000,000	54,422,126
Federal Home Loan Bank Discount Notes 0% 7/22/2026	3.60 to 3.70	556,000,000	549,856,178
Federal Home Loan Bank Discount Notes 0% 7/24/2026	3.62 to 3.69	332,000,000	328,222,499
Federal Home Loan Bank Discount Notes 0% 7/29/2026	3.62 to 3.69	175,000,000	172,920,369
Federal Home Loan Bank Discount Notes 0% 7/31/2026	3.62	54,000,000	53,354,767
Federal Home Loan Bank Discount Notes 0% 7/8/2026	3.56	297,000,000	294,170,250
Federal Home Loan Bank Discount Notes 0% 8/14/2026	3.60	141,000,000	139,130,869
Federal Home Loan Bank Discount Notes 0% 8/19/2026	3.58	149,000,000	146,960,356
Federal Home Loan Bank Discount Notes 0% 8/20/2026	3.59	66,000,000	65,084,910
Federal Home Loan Bank Discount Notes 0% 8/21/2026	3.60	98,000,000	96,631,593
Federal Home Loan Bank Discount Notes 0% 8/26/2026	3.61	344,000,000	339,020,457
Federal Home Loan Bank Discount Notes 0% 8/28/2026	3.61	100,000,000	98,532,764
Federal Home Loan Bank Discount Notes 0% 9/1/2026	3.71	268,000,000	263,842,650
Federal Home Loan Bank Discount Notes 0% 9/14/2026	3.57	270,000,000	265,648,726
Federal Home Loan Bank Discount Notes 0% 9/2/2026	3.61	43,000,000	42,346,997
Federal Home Loan Bank Discount Notes 0% 9/21/2026	3.56	270,000,000	265,471,724
Federal Home Loan Bank Discount Notes 0% 9/25/2026	3.71 to 3.72	364,275,000	357,741,033
Federal Home Loan Bank Discount Notes 0% 9/4/2026	3.61	17,000,000	16,738,482
Federal Home Loan Bank Discount Notes 0% 9/9/2026	3.62	26,000,000	25,586,632
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/11/2026 (d)(e)	3.63	221,000,000	221,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/12/2026 (d)(e)	3.63	216,000,000	216,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/14/2026 (d)(e)	3.63	216,000,000	216,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/15/2026 (d)(e)	3.63	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/18/2026 (d)(e)	3.63	109,000,000	109,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/19/2026 (d)(e)	3.63	209,000,000	209,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 5/22/2026 (d)(e)	3.63	209,000,000	209,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/10/2026 (d)(e)	3.63	128,000,000	128,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/13/2026 (d)(e)	3.63	478,000,000	478,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 7/13/2026 (d)(e)	3.63	364,000,000	364,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/20/2026 (d)(e)	3.63	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/3/2026 (d)(e)	3.63	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.005%, 3.635% 8/3/2026 (d)(e)	3.63	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 5/7/2026 (d)(e)	3.64	146,000,000	146,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/10/2026 (d)(e)	3.64	141,000,000	141,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	494,000,000	494,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/15/2026 (d)(e)	3.64	70,000,000	70,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/5/2026 (d)(e)	3.64	100,000,000	100,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/8/2026 (d)(e)	3.64	132,000,000	132,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 6/9/2026 (d)(e)	3.64	317,000,000	317,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/17/2026 (d)(e)	3.64	37,000,000	37,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/20/2026 (d)(e)	3.64	36,000,000	36,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 7/23/2026 (d)(e)	3.64	127,000,000	127,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/10/2026 (d)(e)	3.64	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/11/2026 (d)(e)	3.64	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/14/2026 (d)(e)	3.64	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/17/2026 (d)(e)	3.64	351,000,000	351,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/17/2026 (d)(e)	3.64	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/18/2026 (d)(e)	3.64	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/25/2026 (d)(e)	3.64	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/28/2026 (d)(e)	3.64	226,000,000	226,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 8/6/2026 (d)(e)	3.64	146,000,000	146,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/2/2026 (d)(e)	3.64	59,000,000	59,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/25/2026 (d)(e)	3.64	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/4/2026 (d)(e)	3.64	300,000,000	300,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/4/2026 (d)(e)	3.64	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.01%, 3.64% 9/9/2026 (d)(e)	3.64	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/22/2026 (d)(e)	3.65	295,000,000	295,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/23/2026 (d)(e)	3.65	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/23/2026 (d)(e)	3.65	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/5/2026 (d)(e)	3.65	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/5/2026 (d)(e)	3.65	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 10/6/2026 (d)(e)	3.65	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 4/6/2026 (d)(e)	3.65	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 4/8/2026 (d)(e)	3.65	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 4/9/2026 (d)(e)	3.65	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 5/11/2026 (d)(e)	3.65	27,500,000	27,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 7/15/2026 (d)(e)	3.65	159,000,000	159,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/17/2026 (d)(e)	3.65	244,000,000	244,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/18/2026 (d)(e)	3.65	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 8/24/2026 (d)(e)	3.65	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/11/2026 (d)(e)	3.65	108,000,000	108,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/18/2026 (d)(e)	3.65	161,000,000	161,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/21/2026 (d)(e)	3.65	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/28/2026 (d)(e)	3.65	211,000,000	211,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.015%, 3.645% 9/30/2026 (d)(e)	3.65	266,000,000	266,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/29/2026 (d)(e)	3.65	119,000,000	119,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/7/2026 (d)(e)	3.65	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 10/9/2026 (d)(e)	3.65	40,000,000	40,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/2/2026 (d)(e)	3.65	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/4/2026 (d)(e)	3.65	272,000,000	272,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 11/5/2026 (d)(e)	3.65	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 4/13/2026 (d)(e)	3.65	407,000,000	407,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 4/15/2026 (d)(e)	3.65	271,000,000	271,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 5/26/2026 (d)(e)	3.65	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 5/28/2026 (d)(e)	3.65	245,000,000	245,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 7/10/2026 (d)(e)	3.65	65,000,000	65,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 7/30/2026 (d)(e)	3.65	133,000,000	133,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/14/2026 (d)(e)	3.65	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/15/2026 (d)(e)	3.65	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/22/2026 (d)(e)	3.65	189,000,000	189,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.02%, 3.65% 9/29/2026 (d)(e)	3.65	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 10/19/2026 (d)(e)	3.66	324,000,000	324,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 10/20/2026 (d)(e)	3.66	181,000,000	181,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/12/2026 (d)(e)	3.66	270,000,000	270,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/16/2026 (d)(e)	3.66	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 11/3/2026 (d)(e)	3.66	114,000,000	114,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/2/2026 (d)(e)	3.66	273,000,000	273,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/3/2026 (d)(e)	3.66	273,000,000	273,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/4/2026 (d)(e)	3.66	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 12/7/2026 (d)(e)	3.66	272,000,000	272,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/2/2026 (d)(e)	3.66	547,000,000	547,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/22/2026 (d)(e)	3.66	278,000,000	278,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 6/24/2026 (d)(e)	3.66	168,000,000	168,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/24/2026 (d)(e)	3.66	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/24/2026 (d)(e)	3.66	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.655% 9/4/2026 (d)(e)	3.66	24,000,000	24,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.025%, 3.675% 12/8/2026 (d)(e)	3.68	241,000,000	241,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 6/29/2026 (d)(e)	3.66	411,000,000	411,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 6/29/2026 (d)(e)	3.66	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 7/21/2026 (d)(e)	3.66	555,000,000	555,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.03%, 3.66% 7/23/2026 (d)(e)	3.66	277,000,000	277,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/24/2026 (d)(e)	3.67	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 12/9/2026 (d)(e)	3.67	186,000,000	186,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.035%, 3.665% 2/9/2027 (d)(e)	3.67	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 10/14/2026 (d)(e)	3.67	28,000,000	28,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 3/5/2027 (d)(e)	3.67	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/20/2026 (d)(e)	3.67	263,000,000	263,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/21/2026 (d)(e)	3.67	263,000,000	263,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/23/2026 (d)(e)	3.67	198,000,000	198,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/24/2026 (d)(e)	3.67	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/29/2026 (d)(e)	3.67	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.04%, 3.67% 4/30/2026 (d)(e)	3.67	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 4/6/2027 (d)(e)	3.67	46,000,000	46,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.045%, 3.675% 5/27/2027 (d)(e)	3.67	66,000,000	66,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 5/14/2026 (d)(e)	3.68	27,000,000	27,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 5/20/2027 (d)(e)	3.68	26,000,000	26,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 7/12/2027 (d)(e)	3.68	203,000,000	203,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.05%, 3.68% 7/8/2027 (d)(e)	3.68	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.055%, 3.685% 7/9/2027 (d)(e)	3.68	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 2/12/2027 (d)(e)	3.69	138,000,000	138,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 2/5/2027 (d)(e)	3.69	14,000,000	14,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 7/30/2027 (d)(e)	3.69	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 8/20/2027 (d)(e)	3.69	135,000,000	135,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.06%, 3.69% 9/10/2027 (d)(e)	3.69	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 8/10/2026 (d)(e)	3.70	184,000,000	184,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 8/12/2026 (d)(e)	3.70	349,000,000	349,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.065%, 3.695% 9/11/2026 (d)(e)	3.69	17,000,000	17,003,011
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/23/2026 (d)(e)	3.70	54,000,000	54,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/24/2026 (d)(e)	3.70	92,000,000	92,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.07%, 3.7% 12/30/2026 (d)(e)	3.70	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 11/18/2026 (d)(e)	3.71	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 11/27/2026 (d)(e)	3.71	32,000,000	32,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.075%, 3.705% 4/8/2027 (d)(e)	3.70	58,000,000	58,020,368
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 1/4/2028 (d)(e)	3.71	134,000,000	134,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 11/13/2026 (d)(e)	3.71	51,000,000	51,002,723
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/11/2026 (d)(e)	3.71	210,000,000	210,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/23/2027 (d)(e)	3.71	267,000,000	267,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/29/2027 (d)(e)	3.71	53,000,000	53,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/30/2027 (d)(e)	3.71	107,000,000	107,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.08%, 3.71% 12/8/2026 (d)(e)	3.71	89,500,000	89,505,410
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 1/26/2028 (d)(e)	3.71	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 2/23/2028 (d)(e)	3.71	162,000,000	162,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/10/2028 (d)(e)	3.71	201,000,000	201,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/20/2028 (d)(e)	3.71	67,000,000	67,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.085%, 3.715% 3/23/2028 (d)(e)	3.71	54,000,000	54,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/8/2027 (d)(e)	3.72	268,000,000	268,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 12/9/2027 (d)(e)	3.72	334,000,000	334,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 2/12/2027 (d)(e)	3.72	67,000,000	67,028,663
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 3/1/2027 (d)(e)	3.72	52,000,000	52,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.09%, 3.72% 5/13/2026 (d)(e)	3.72	61,000,000	61,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 2/12/2027 (d)(e)	3.72	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 2/25/2027 (d)(e)	3.73	37,000,000	36,997,722
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 4/14/2027 (d)(e)	3.73	54,000,000	53,993,453
Federal Home Loan Bank U.S. SOFR Index + 0.095%, 3.725% 6/11/2027 (d)(e)	3.73	54,000,000	53,996,319
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 4/17/2026 (d)(e)	3.73	50,000,000	49,999,991
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/10/2027 (d)(e)	3.73	126,000,000	126,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/22/2026 (d)(e)	3.73	62,000,000	62,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/24/2026 (d)(e)	3.73	79,000,000	79,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/25/2026 (d)(e)	3.73	75,000,000	75,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/26/2026 (d)(e)	3.73	125,000,000	125,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.1%, 3.73% 6/7/2027 (d)(e)	3.73	39,000,000	39,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.105%, 3.735% 2/18/2027 (d)(e)	3.73	20,000,000	20,000,469
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 2/12/2027 (d)(e)	3.74	13,000,000	13,007,766
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 4/10/2026 (d)(e)	3.74	59,000,000	59,000,658
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 4/15/2026 (d)(e)	3.74	70,000,000	70,001,165
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 4/24/2026 (d)(e)	3.74	64,000,000	64,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 4/7/2026 (d)(e)	3.74	62,000,000	62,000,091
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/15/2027 (d)(e)	3.74	13,620,000	13,618,003
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/19/2027 (d)(e)	3.74	68,000,000	67,989,955
Federal Home Loan Bank U.S. SOFR Index + 0.11%, 3.74% 7/21/2027 (d)(e)	3.74	27,000,000	26,996,022
Federal Home Loan Bank U.S. SOFR Index + 0.115%, 3.745% 7/30/2027 (d)(e)	3.75	405,000,000	405,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.75% 6/21/2027 (d)(e)	3.75	158,000,000	158,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.12%, 3.75% 6/22/2027 (d)(e)	3.75	142,000,000	142,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 2/5/2027 (d)(e)	3.76	69,500,000	69,500,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 4/16/2027 (d)(e)	3.76	68,000,000	68,015,811
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 4/23/2027 (d)(e)	3.76	55,000,000	55,011,628
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 6/24/2027 (d)(e)	3.76	157,000,000	157,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 6/30/2027 (d)(e)	3.76	106,000,000	106,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/10/2027 (d)(e)	3.76	140,000,000	140,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/7/2027 (d)(e)	3.76	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.13%, 3.76% 9/8/2027 (d)(e)	3.76	42,000,000	42,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.135%, 3.765% 1/6/2027 (d)(e)	3.76	24,000,000	24,012,400
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 10/29/2026 (d)(e)	3.77	36,000,000	36,003,826
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 7/22/2026 (d)(e)	3.77	3,750,000	3,750,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 8/21/2026 (d)(e)	3.77	269,000,000	269,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 9/10/2026 (d)(e)	3.77	68,000,000	68,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	206,000,000	206,000,000
Federal Home Loan Bank U.S. SOFR Index + 0.145%, 3.775% 9/25/2026 (d)(e)	3.77	557,000,000	557,000,000
Freddie Mac Discount Notes 0% 4/13/2026	3.61	27,000,000	26,967,780
Freddie Mac Discount Notes 0% 9/21/2026	3.72	267,000,000	262,316,746
Freddie Mac U.S. SOFR Index + 0.08%, 3.71% 11/5/2026 (d)(e)	3.71	625,000,000	625,000,000
Freddie Mac U.S. SOFR Index + 0.11%, 3.74% 5/7/2026 (d)(e)	3.74	232,000,000	232,000,000
Freddie Mac U.S. SOFR Index + 0.115%, 3.745% 4/2/2026 (d)(e)	3.74 to 3.75	711,000,000	711,000,022
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 10/16/2026 (d)(e)	3.77	615,000,000	615,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 10/29/2026 (d)(e)	3.77	420,000,000	420,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 9/23/2026 (d)(e)	3.77	843,000,000	843,000,000
Freddie Mac U.S. SOFR Index + 0.14%, 3.77% 9/4/2026 (d)(e)	3.77	282,000,000	282,000,000
TOTAL U.S. GOVERNMENT AGENCY - DEBT (Cost $69,135,240,086)			69,135,240,086

U.S. Treasury Obligations - 28.0%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/1/2026	3.67	1,300,000,000	1,276,307,138
US Treasury Bills 0% 12/24/2026	3.50 to 3.53	362,000,000	352,901,455
US Treasury Bills 0% 2/18/2027	3.57	240,000,000	232,571,000
US Treasury Bills 0% 3/18/2027	3.68	119,000,000	114,881,113
US Treasury Bills 0% 4/14/2026	3.65	1,846,988,000	1,844,566,906
US Treasury Bills 0% 4/16/2026	4.28	157,000,000	156,720,548
US Treasury Bills 0% 4/2/2026	3.60 to 3.81	4,969,900,000	4,969,396,506
US Treasury Bills 0% 4/21/2026	3.58 to 3.61	1,641,000,000	1,637,754,661
US Treasury Bills 0% 4/23/2026	3.62 to 3.65	4,040,000,000	4,031,065,190
US Treasury Bills 0% 4/28/2026	3.60 to 3.63	2,476,000,000	2,469,383,146
US Treasury Bills 0% 4/9/2026	3.62 to 3.77	633,000,000	632,486,348
US Treasury Bills 0% 5/12/2026	3.55 to 3.65	2,656,000,000	2,645,370,613
US Treasury Bills 0% 5/14/2026	3.56 to 4.09	3,218,900,000	3,204,713,872
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	2,204,760,000	2,194,247,441
US Treasury Bills 0% 5/21/2026	3.62 to 3.78	1,541,000,000	1,533,150,597
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	3,857,100,000	3,835,889,305
US Treasury Bills 0% 5/28/2026	3.65 to 3.74	784,000,000	779,462,293
US Treasury Bills 0% 5/7/2026	3.64 to 3.77	1,560,000,000	1,554,233,700
US Treasury Bills 0% 6/18/2026	3.64	1,325,000,000	1,314,636,291
US Treasury Bills 0% 6/4/2026	3.64	1,500,000,000	1,490,373,331
US Treasury Bills 0% 7/14/2026	3.64	1,779,068,000	1,760,565,693
US Treasury Bills 0% 7/16/2026	3.55	1,155,000,000	1,143,131,092
US Treasury Bills 0% 7/2/2026	3.54 to 3.56	2,493,000,000	2,470,776,422
US Treasury Bills 0% 7/21/2026	3.65	1,335,000,000	1,320,140,337
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	3,407,000,000	3,366,435,041
US Treasury Bills 0% 7/7/2026	3.64	478,000,000	473,363,400
US Treasury Bills 0% 7/9/2026	3.54 to 4.11	2,778,000,000	2,748,448,018
US Treasury Bills 0% 8/20/2026	3.56	1,234,000,000	1,217,083,916
US Treasury Bills 0% 8/6/2026	3.91 to 4.12	705,000,000	695,524,415
US Treasury Bills 0% 9/10/2026	3.60	2,033,780,000	2,001,427,644
US Treasury Bills 0% 9/17/2026	3.64 to 3.69	868,000,000	853,416,898
US Treasury Bills 0% 9/3/2026	3.60	2,518,500,000	2,480,168,080
US Treasury Notes 0.625% 3/31/2027	3.61	120,000,000	116,523,160
US Treasury Notes 0.625% 7/31/2026	3.74 to 4.11	776,000,000	767,692,517
US Treasury Notes 0.75% 4/30/2026	3.80 to 4.16	267,000,000	266,321,199
US Treasury Notes 0.75% 5/31/2026	3.81	200,000,000	199,012,826
US Treasury Notes 0.75% 8/31/2026	3.92 to 4.16	501,000,000	494,353,499
US Treasury Notes 0.875% 6/30/2026	3.73	65,000,000	64,545,480
US Treasury Notes 0.875% 9/30/2026	3.85	124,000,000	122,214,329
US Treasury Notes 1.125% 2/28/2027	3.61	60,000,000	58,673,722
US Treasury Notes 1.25% 12/31/2026	3.64	57,000,000	56,007,901
US Treasury Notes 1.375% 8/31/2026	3.93	61,000,000	60,369,370
US Treasury Notes 1.5% 1/31/2027	3.56 to 3.59	519,000,000	510,272,019
US Treasury Notes 1.625% 5/15/2026	4.03 to 4.07	569,000,000	567,386,247
US Treasury Notes 1.625% 9/30/2026	3.68 to 3.78	327,000,000	323,657,862
US Treasury Notes 1.875% 2/28/2027	3.57 to 3.78	486,000,000	478,464,487
US Treasury Notes 1.875% 7/31/2026	4.01	23,000,000	22,842,325
US Treasury Notes 2.125% 5/31/2026	4.02	22,000,000	21,933,533
US Treasury Notes 2.25% 2/15/2027	3.59	178,000,000	175,972,896
US Treasury Notes 2.5% 3/31/2027	3.58 to 3.61	1,238,000,000	1,224,853,416
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.159%, 3.8124% 7/31/2027 (d)(e)	3.81	29,000,000	28,991,563
US Treasury Notes 3 month U.S. Treasury Bill INDX + 0.16%, 3.8134% 4/30/2027 (d)(e)	3.81	394,000,000	394,000,000
US Treasury Notes 3.75% 8/31/2026	3.60 to 3.96	1,136,000,000	1,136,521,855
US Treasury Notes 3.875% 3/31/2027	3.58 to 3.61	932,000,000	934,490,148
US Treasury Notes 4.125% 1/31/2027	3.57 to 3.59	1,432,000,000	1,438,324,660
US Treasury Notes 4.125% 10/31/2026	3.83	254,000,000	254,431,929
US Treasury Notes 4.125% 2/28/2027	3.58 to 3.84	863,000,000	866,551,568
US Treasury Notes 4.125% 6/15/2026	4.13 to 4.16	533,000,000	532,988,105
US Treasury Notes 4.25% 11/30/2026	3.58	273,000,000	274,178,984
US Treasury Notes 4.25% 12/31/2026	3.56 to 3.64	698,000,000	701,360,765
US Treasury Notes 4.375% 12/15/2026	3.57	60,000,000	60,334,396
US Treasury Notes 4.375% 7/31/2026	3.75 to 4.08	708,000,000	709,222,214
US Treasury Notes 4.375% 8/15/2026	3.79	218,000,000	218,469,018
US Treasury Notes 4.5% 7/15/2026	3.63 to 3.74	130,000,000	130,300,500
US Treasury Notes 4.625% 6/30/2026	3.74 to 4.20	265,000,000	265,493,007
US Treasury Notes 4.875% 4/30/2026	3.70 to 4.07	478,000,000	478,317,084
US Treasury Notes 4.875% 5/31/2026	3.83 to 4.06	240,000,000	240,332,685
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.26 to -1.19	1,840,516,160	1,841,460,301
TOTAL U.S. TREASURY OBLIGATIONS (Cost $72,837,457,980)			72,837,457,980

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $265,938,690,616)	265,938,690,616
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(5,712,436,308)
NET ASSETS - 100.0%	260,226,254,308

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.67	3/2026	4/2026	364,000,000	364,037,108	Agency Mortgage-Backed Securities	2.00 - 7.00	10/2028 - 3/2056	343,656,989
						U.S. Treasuries (including strips)	0.63 - 3.88	11/2028 - 8/2033	27,660,949
									371,317,938
BMO Capital Markets Corp	3.69	3/2026	4/2026	42,000,000	42,159,285	U.S. Treasuries (including strips)	4.75	5/2055	43,322,109
BMO Capital Markets Corp	3.66	3/2026	4/2026	94,000,000	94,152,907	U.S. Treasuries (including strips)	4.50	5/2029	95,889,836
BMO Capital Markets Corp	3.67	3/2026	4/2026	51,000,000	51,005,199	Agency Mortgage-Backed Securities	5.50	6/2055	28,060,399
						U.S. Treasuries (including strips)	2.25 - 2.75	8/2047 - 8/2049	24,199,883
									52,260,282
BMO Chicago Branch	3.69	3/2026	5/2026	210,000,000	211,183,875	Agency Mortgage-Backed Securities	3.00 - 7.00	12/2053 - 3/2056	214,331,733
BMO Chicago Branch	3.69	3/2026	5/2026	272,000,000	273,366,120	Agency Mortgage-Backed Securities	2.50 - 5.50	12/2051 - 3/2063	277,639,064
BMO Chicago Branch	3.70	3/2026	5/2026	262,000,000	263,319,461	Agency Mortgage-Backed Securities	1.50 - 5.50	4/2041 - 3/2063	267,487,197
BMO Chicago Branch	3.69	3/2026	5/2026	209,000,000	209,899,745	Agency Mortgage-Backed Securities	3.00 - 5.50	10/2051 - 3/2056	213,332,957
BMO Chicago Branch	3.69	3/2026	4/2026	52,000,000	52,197,210	Agency Mortgage-Backed Securities	4.25 - 7.50	7/2055 - 4/2061	53,116,113
BNP Paribas, SA	3.67	3/2026	4/2026	976,000,000	979,183,929	U.S. Treasuries (including strips)	0.63 - 5.50	4/2027 - 11/2050	998,260,177
Bank of Montreal	3.68	3/2026	4/2026	105,000,000	105,418,600	Agency Mortgage-Backed Securities	2.50 - 7.14	12/2029 - 5/2073	107,509,752
Bank of Montreal	3.68	3/2026	4/2026	172,000,000	172,246,151	U.S. Treasuries (including strips)	1.38 - 4.25	8/2031 - 8/2050	175,877,100
Barclays Bank PLC	3.67	3/2026	4/2026	191,000,000	191,545,199	U.S. Treasuries (including strips)	0.00 - 6.38	4/2026 - 8/2055	195,137,874
Barclays Capital Inc.	3.68	3/2026	4/2026	416,000,000	416,042,524	Agency Collateralized Mortgage Obligation	4.50 - 5.50	3/2056 - 4/2056	147,865,354
						Agency Debentures and Agency Strips	5.50	3/2056	280,658,447
									428,523,801
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	105,000,000	106,298,791	Agency Mortgage-Backed Securities	1.50 - 7.00	2/2029 - 8/2065	107,350,466
BofA Securities, Inc.	3.65(f)	3/2026	7/2026	105,000,000	106,298,791	Agency Mortgage-Backed Securities	2.00 - 6.50	7/2028 - 1/2056	107,383,310
BofA Securities, Inc.	3.64(f)	2/2026	6/2026	138,000,000	139,674,400	U.S. Treasuries (including strips)	3.75 - 4.75	7/2026 - 11/2043	141,577,076
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	255,000,000	258,222,916	U.S. Treasuries (including strips)	3.75 - 3.88	8/2032 - 11/2032	261,795,264
BofA Securities, Inc.	3.64(f)	1/2026	6/2026	46,000,000	46,599,993	U.S. Treasuries (including strips)	2.88 - 3.75	4/2027 - 5/2032	47,244,872
BofA Securities, Inc.	3.69(f)	12/2025	4/2026	818,000,000	828,145,245	Agency Mortgage-Backed Securities	1.50 - 7.00	2/2027 - 2/2076	796,647,429
						Agency Debentures and Agency Strips	1.42 - 2.75	6/2032 - 2/2034	48,240,804
									844,888,233
Canadian Imperial Bank of Commerce	3.74	3/2026	4/2026	13,000,000	13,056,724	Agency Mortgage-Backed Securities	1.79 - 6.50	1/2027 - 2/2056	1,746,721
						U.S. Treasuries (including strips)	0.25 - 4.75	2/2029 - 11/2053	2,878,748
						Agency Collateralized Mortgage Obligation	0.00 - 7.00	6/2041 - 1/2073	8,919,489
									13,544,958
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	314,000,000	315,344,444	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 8/2055	320,726,286
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	457,000,000	457,978,361	U.S. Treasuries (including strips)	0.00 - 5.00	4/2026 - 2/2056	466,985,702
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	57,000,000	57,168,514	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 2/2056	58,308,190
Canadian Imperial Bank of Commerce	3.68	3/2026	4/2026	262,000,000	262,857,031	Agency Mortgage-Backed Securities	1.33 - 7.00	10/2027 - 10/2072	266,555,536
						U.S. Treasuries (including strips)	0.00 - 0.25	11/2026 - 2/2050	1,242,889
									267,798,425
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	229,000,000	229,723,704	U.S. Treasuries (including strips)	0.63 - 4.75	6/2026 - 8/2055	234,037,085
Canadian Imperial Bank of Commerce	3.68	3/2026	4/2026	133,000,000	133,190,338	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 2/2056	135,789,457
Citigroup Global Capital Markets Inc	3.69(f)	3/2026	5/2026	548,000,000	551,482,540	Agency Mortgage-Backed Securities	2.00 - 6.50	6/2052 - 9/2052	558,960,670
						U.S. Treasuries (including strips)	0.75 - 4.50	5/2026 - 7/2026	860,289
									559,820,959
Citigroup Global Capital Markets Inc	3.69(f)	3/2026	5/2026	970,000,000	976,164,350	Agency Mortgage-Backed Securities	2.00 - 7.50	9/2052 - 10/2063	989,400,330
						U.S. Treasuries (including strips)	1.88 - 4.50	6/2026 - 7/2026	2,134,934
									991,535,264
Citigroup Global Capital Markets Inc	3.68(f)	3/2026	5/2026	552,000,000	555,498,454	U.S. Treasuries (including strips)	0.00 - 4.63	8/2026 - 2/2040	564,251,828
Citigroup Global Capital Markets Inc	3.70(f)	3/2026	5/2026	550,000,000	553,504,722	Agency Mortgage-Backed Securities	2.60 - 10.75	12/2027 - 7/2072	561,000,133
						U.S. Treasuries (including strips)	0.00	8/2039 - 2/2047	1,577,725
									562,577,858
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	1,676,000,000	1,676,170,859	U.S. Treasuries (including strips)	0.63 - 3.50	11/2027 - 5/2051	1,709,694,300
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	465,000,000	465,047,404	U.S. Treasuries (including strips)	0.63 - 4.38	6/2028 - 5/2030	474,348,404
FICC Wells Fargo Bank Gc Repo(Gov)	3.70	3/2026	4/2026	216,000,000	216,643,800	U.S. Treasuries (including strips)	3.50	12/2028	220,342,689
FICC Wells Fargo Bank Gc Repo(Gov)	3.70	3/2026	4/2026	833,000,000	834,883,506	U.S. Treasuries (including strips)	2.88 - 4.25	2/2029 - 5/2032	849,747,373
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	186,000,000	186,132,370	U.S. Treasuries (including strips)	3.38 - 3.50	1/2028 - 9/2028	189,739,318
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	56,000,000	56,039,853	U.S. Treasuries (including strips)	2.75	8/2032	57,125,857
FICC Wells Fargo Bank Gc Repo(Gov)	3.67	3/2026	4/2026	47,000,000	47,028,748	U.S. Treasuries (including strips)	4.38	12/2029	47,944,961
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	3,347,000,000	3,347,340,278	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 5/2055	3,414,287,165
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	3,685,000,000	3,685,374,642	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 2/2056	3,759,082,199
Fixed Income Clearing Corp - BNYM	3.69	3/2026	4/2026	416,000,000	416,042,640	U.S. Treasuries (including strips)	0.38 - 3.75	7/2027 - 12/2028	424,320,014
Fixed Income Clearing Corp - BNYM	3.68	3/2026	4/2026	568,000,000	568,058,062	U.S. Treasuries (including strips)	3.75	8/2027	579,360,036
Fixed Income Clearing Corp - BNYM	3.66	3/2026	4/2026	4,920,000,000	4,920,500,200	U.S. Treasuries (including strips)	0.13 - 4.63	11/2027 - 11/2035	5,018,400,013
Fixed Income Clearing Corp - BONY	3.67	3/2026	4/2026	3,953,000,000	3,953,402,986	Agency Mortgage-Backed Securities	2.00 - 7.00	8/2030 - 6/2057	4,032,060,054
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	142,000,000	142,101,057	U.S. Treasuries (including strips)	1.13 - 5.00	5/2038 - 5/2054	144,854,732
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	381,000,000	381,271,145	U.S. Treasuries (including strips)	0.00 - 4.00	5/2026 - 2/2034	388,659,547
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	2,839,000,000	2,839,290,209	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 11/2035	2,896,076,023
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	1,892,000,000	1,892,193,404	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 8/2045	1,930,037,274
Fixed Income Clearing Corp - CIBC	3.67	3/2026	4/2026	1,845,000,000	1,845,188,088	U.S. Treasuries (including strips)	1.13 - 4.13	3/2028 - 8/2053	1,882,841,939
Fixed Income Clearing Corp - Citi	3.67	3/2026	4/2026	3,718,000,000	3,718,379,029	U.S. Treasuries (including strips)	0.00 - 5.25	5/2026 - 8/2055	3,792,746,637
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	2,661,000,000	2,661,273,492	U.S. Treasuries (including strips)	0.00 - 6.13	4/2026 - 8/2050	2,714,498,963
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	1,397,000,000	1,397,143,581	U.S. Treasuries (including strips)	1.38 - 4.63	6/2027 - 5/2041	1,440,336,771
Fixed Income Clearing Corp - Goldman	3.67	3/2026	4/2026	3,223,000,000	3,223,328,567	Agency Mortgage-Backed Securities	1.50 - 7.00	11/2029 - 3/2056	3,287,795,140
Fixed Income Clearing Corp - Goldman	3.66	3/2026	4/2026	4,886,000,000	4,886,496,743	U.S. Treasuries (including strips)	0.00 - 4.25	6/2026 - 8/2054	4,984,226,751
Fixed Income Clearing Corp - ING	3.67	3/2026	4/2026	624,000,000	624,063,613	Agency Mortgage-Backed Securities	2.00 - 7.50	12/2030 - 4/2056	636,544,886
Fixed Income Clearing Corp - ING	3.67	3/2026	4/2026	378,000,000	378,038,535	U.S. Treasuries (including strips)	4.50	5/2029	385,597,465
Fixed Income Clearing Corp - ING	3.66	3/2026	4/2026	2,460,000,000	2,460,250,100	U.S. Treasuries (including strips)	0.00 - 4.38	4/2026 - 11/2052	2,509,455,102
Fixed Income Clearing Corp - Mizuho	3.67	3/2026	4/2026	1,143,000,000	1,143,116,523	Agency Mortgage-Backed Securities	1.45 - 8.50	5/2026 - 4/2056	1,025,235,648
						U.S. Treasuries (including strips)	0.50 - 4.63	10/2027 - 3/2033	140,743,205
									1,165,978,853
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	3,745,000,000	3,745,381,782	Agency Mortgage-Backed Securities	2.00 - 7.50	3/2037 - 3/2056	3,820,289,418
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	3,121,000,000	3,121,318,169	Agency Mortgage-Backed Securities	1.50 - 7.50	7/2026 - 3/2063	3,183,744,532
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	3,121,000,000	3,121,318,169	Agency Mortgage-Backed Securities	1.50 - 7.50	11/2026 - 3/2056	3,163,077,008
						U.S. Treasuries (including strips)	1.38 - 3.88	11/2031 - 5/2043	20,667,524
									3,183,744,532
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	3,953,000,000	3,953,402,986	Agency Mortgage-Backed Securities	1.50 - 7.50	10/2032 - 3/2056	3,978,864,042
						U.S. Treasuries (including strips)	0.00 - 4.50	4/2026 - 2/2044	53,607,005
									4,032,471,047
Fixed Income Clearing Corp - Morgan Stanley	3.66	3/2026	4/2026	3,063,000,000	3,063,311,405	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 2/2036	3,124,577,690
Fixed Income Clearing Corp - Natixis	3.67	3/2026	4/2026	1,323,000,000	1,323,134,873	U.S. Treasuries (including strips)	3.25 - 3.63	6/2027 - 8/2027	1,349,670,664
Fixed Income Clearing Corp - Natwest	3.67	3/2026	4/2026	18,000,000	18,001,835	U.S. Treasuries (including strips)	3.88	8/2034	18,361,903
Fixed Income Clearing Corp - Nomura	3.67	3/2026	4/2026	1,649,000,000	1,649,168,106	U.S. Treasuries (including strips)	0.00 - 6.25	4/2026 - 2/2036	1,682,151,526
Fixed Income Clearing Corp - Northern Trust	3.67	3/2026	4/2026	189,000,000	189,019,268	U.S. Treasuries (including strips)	4.50	5/2029	192,917,991
Fixed Income Clearing Corp - Northern Trust	3.66	3/2026	4/2026	2,458,000,000	2,458,249,897	U.S. Treasuries (including strips)	0.50 - 3.63	8/2027 - 9/2027	2,508,193,032
Fixed Income Clearing Corp - State Street Bank	3.67	3/2026	4/2026	1,144,000,000	1,144,116,624	Agency Mortgage-Backed Securities	2.00 - 7.00	5/2031 - 4/2056	1,166,879,572
						U.S. Treasuries (including strips)	0.00 - 5.00	5/2026 - 2/2056	3,179,386
									1,170,058,958
Fixed Income Clearing Corp - State Street Bank	3.66	3/2026	4/2026	5,109,000,000	5,109,519,415	U.S. Treasuries (including strips)	1.25 - 4.38	8/2031 - 3/2032	5,210,666,796
ING Financial Markets LLC	3.71	3/2026	4/2026	548,000,000	550,371,926	Agency Mortgage-Backed Securities	2.00 - 7.00	5/2029 - 4/2056	559,707,850
						U.S. Treasuries (including strips)	3.38	12/2027	1,001
									559,708,851
JP Morgan Securities, LLC	3.64(f)	3/2026	4/2026	2,807,000,000	2,815,798,386	U.S. Treasuries (including strips)	0.50 - 3.50	4/2027 - 8/2045	2,866,615,599
JP Morgan Securities, LLC	3.67	3/2026	4/2026	1,975,000,000	1,975,201,340	Agency Mortgage-Backed Securities	1.00 - 7.50	10/2026 - 4/2056	2,014,705,367
JP Morgan Securities, LLC	3.67	3/2026	4/2026	520,000,000	520,053,011	Agency Mortgage-Backed Securities	1.50 - 7.00	4/2026 - 3/2056	530,454,071
JP Morgan Securities, LLC	3.66	3/2026	4/2026	1,596,452,000	1,596,614,306	U.S. Treasuries (including strips)	4.13 - 4.63	4/2029 - 11/2029	1,628,546,618
Lloyds Bank Corp Mrkts	3.66	3/2026	4/2026	209,000,000	209,148,738	U.S. Treasuries (including strips)	0.63 - 4.13	2/2027 - 8/2031	213,201,709
Lloyds Bank PLC	3.73	3/2026	6/2026	122,000,000	123,238,775	U.S. Treasuries (including strips)	0.50 - 6.75	8/2026 - 8/2047	124,693,796
Lloyds Bank PLC	3.73	3/2026	6/2026	61,000,000	61,625,708	U.S. Treasuries (including strips)	1.25 - 4.63	6/2027 - 3/2033	62,310,338
Lloyds Bank PLC	3.73	3/2026	6/2026	121,000,000	122,241,157	U.S. Treasuries (including strips)	0.63 - 4.63	8/2027 - 2/2033	123,624,647
Lloyds Bank PLC	3.72	2/2026	5/2026	124,000,000	125,191,640	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 8/2034	126,937,480
Lloyds Bank PLC	3.72	2/2026	5/2026	122,000,000	123,172,420	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	124,915,814
Lloyds Bank PLC	3.72	2/2026	5/2026	123,000,000	124,131,190	U.S. Treasuries (including strips)	0.50 - 4.25	8/2027 - 2/2034	125,900,812
Lloyds Bank PLC	3.73	2/2026	5/2026	122,000,000	123,125,010	U.S. Treasuries (including strips)	0.50 - 4.25	8/2027 - 3/2033	124,955,789
Lloyds Bank PLC	3.71	2/2026	5/2026	120,000,000	121,286,134	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	123,106,473
Lloyds Bank PLC	3.70	2/2026	5/2026	123,000,000	124,226,242	U.S. Treasuries (including strips)	0.88 - 4.50	6/2027 - 3/2033	126,156,375
Lloyds Bank PLC	3.72	2/2026	5/2026	122,000,000	123,159,814	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 8/2034	125,185,827
Lloyds Bank PLC	3.72	1/2026	4/2026	60,000,000	60,564,200	U.S. Treasuries (including strips)	0.50 - 4.50	8/2027 - 2/2034	61,611,064
Lloyds Bank PLC	3.72	1/2026	4/2026	121,000,000	122,125,300	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 3/2033	124,287,331
Lloyds Bank PLC	3.71	1/2026	4/2026	121,000,000	122,122,275	U.S. Treasuries (including strips)	0.50 - 4.63	4/2027 - 8/2034	124,310,396
MUFG Securities (Canada), Ltd.	3.71	3/2026	6/2026	137,000,000	138,073,014	Agency Mortgage-Backed Securities	1.46 - 7.50	11/2032 - 1/2056	133,595,963
						U.S. Treasuries (including strips)	0.00 - 3.81	7/2027 - 2/2048	1,649,511
						Agency Debentures and Agency Strips	2.88	3/2029	4,694,435
									139,939,909
MUFG Securities (Canada), Ltd.	3.70	3/2026	6/2026	121,000,000	121,945,144	U.S. Treasuries (including strips)	0.50 - 4.88	4/2026 - 11/2052	123,584,958
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	240,000,000	240,758,467	U.S. Treasuries (including strips)	0.50 - 4.63	7/2027 - 2/2035	245,279,042
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	293,000,000	293,925,961	U.S. Treasuries (including strips)	1.25 - 4.63	10/2026 - 2/2035	299,725,908
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	331,000,000	331,033,744	U.S. Treasuries (including strips)	0.00 - 4.00	4/2026 - 2/2030	337,626,781
Mitsubishi UFJ Securities (U.S.A.), Inc.	3.71	3/2026	6/2026	412,000,000	415,226,876	Agency Mortgage-Backed Securities	2.00 - 7.00	9/2026 - 7/2060	420,803,005
Mizuho Bank, Ltd.	3.67	3/2026	4/2026	189,000,000	189,019,268	U.S. Treasuries (including strips)	1.63	5/2031	192,912,190
NatWest Market Securities Inc	3.66	3/2026	4/2026	325,000,000	325,231,292	U.S. Treasuries (including strips)	0.50 - 4.25	4/2027 - 11/2034	331,533,733
Norinchukin Bank	3.66	3/2026	4/2026	120,000,000	120,085,400	U.S. Treasuries (including strips)	0.00 - 3.38	5/2033 - 8/2033	122,400,022
Norinchukin Bank	3.68	3/2026	4/2026	122,000,000	122,087,298	U.S. Treasuries (including strips)	3.38 - 4.75	5/2033 - 2/2037	124,503,644
Prudential Insurance Co. of America	3.68	3/2026	4/2026	747,873,550	747,949,999	U.S. Treasuries (including strips)	0.00 - 5.50	6/2026 - 5/2045	762,816,350
RBC Dominion Securities	3.67	3/2026	4/2026	569,000,000	571,436,268	U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 8/2055	581,697,854
RBC Dominion Securities	3.68	2/2026	4/2026	676,000,000	680,284,338	Agency Mortgage-Backed Securities	1.50 - 7.00	2/2035 - 3/2061	664,234,680
						U.S. Treasuries (including strips)	0.00 - 4.50	4/2026 - 2/2049	27,838,149
									692,072,829
RBC Dominion Securities	3.68	2/2026	4/2026	1,046,000,000	1,053,057,013	Agency Mortgage-Backed Securities	2.00 - 7.00	2/2027 - 11/2065	1,046,454,788
						U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 11/2054	24,946,983
									1,071,401,771
RBC Dominion Securities	3.66	3/2026	4/2026	377,000,000	377,268,298	U.S. Treasuries (including strips)	1.13 - 5.00	10/2026 - 8/2055	384,579,111
RBC Financial Group	3.65	1/2026	6/2026	266,000,000	269,937,538	Agency Mortgage-Backed Securities	4.61 - 5.50	1/2035 - 2/2056	14,612,052
						U.S. Treasuries (including strips)	0.00 - 4.63	5/2026 - 2/2054	259,711,155
									274,323,207
RBC Financial Group	3.65	1/2026	6/2026	123,000,000	124,833,212	Agency Mortgage-Backed Securities	4.39 - 6.50	11/2032 - 2/2056	22,547,695
						U.S. Treasuries (including strips)	0.13 - 4.25	7/2026 - 11/2050	103,868,403
									126,416,098
RBC Financial Group	3.68	3/2026	4/2026	1,252,000,000	1,257,375,253	Agency Mortgage-Backed Securities	4.50 - 6.00	10/2053 - 3/2056	7,416,184
						U.S. Treasuries (including strips)	0.00 - 6.13	4/2026 - 11/2055	1,272,615,100
									1,280,031,284
RBC Financial Group	3.68	3/2026	4/2026	626,000,000	628,687,627	Agency Mortgage-Backed Securities	3.50 - 6.50	4/2048 - 12/2055	148,084,178
						U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 11/2055	493,949,928
									642,034,106
Royal Bank of Canada	3.66	3/2026	4/2026	377,000,000	377,268,298	U.S. Treasuries (including strips)	1.50 - 4.13	12/2028 - 5/2052	384,631,139
SMBC Nikko Securities America Inc	3.67	3/2026	4/2026	699,000,000	699,071,259	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 5/2048	713,056,680
SMBC Nikko Securities America Inc	3.67	3/2026	4/2026	250,000,000	250,025,486	Agency Mortgage-Backed Securities	1.50 - 6.50	5/2031 - 10/2055	255,025,996
Societe Generale	3.66	3/2026	4/2026	478,000,000	478,291,580	U.S. Treasuries (including strips)	2.00 - 4.13	8/2032 - 8/2051	487,808,109
Sumitomo Mitsui Banking Corp	3.70	3/2026	4/2026	42,000,000	42,060,433	U.S. Treasuries (including strips)	1.63 - 4.50	8/2028 - 11/2033	42,965,668
TD Securities (U.S.A.)	3.67	3/2026	4/2026	197,000,000	197,020,083	Agency Mortgage-Backed Securities	2.00 - 6.00	8/2050 - 3/2056	200,960,485
Wells Fargo Bank NA	3.68	3/2026	4/2026	210,000,000	210,150,267	U.S. Treasuries (including strips)	4.00	1/2031 - 7/2032	214,331,426
Wells Fargo Bank NA	3.67	3/2026	4/2026	734,000,000	734,448,963	U.S. Treasuries (including strips)	0.75 - 4.63	8/2027 - 3/2032	749,061,658
Wells Fargo Securities, LLC	3.73	3/2026	6/2026	822,000,000	829,750,318	Agency Mortgage-Backed Securities	1.50 - 7.50	11/2027 - 4/2056	839,569,333
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	275,000,000	277,578,965	Agency Mortgage-Backed Securities	2.00 - 7.50	6/2032 - 3/2056	281,049,235
Wells Fargo Securities, LLC	3.71	3/2026	6/2026	1,381,000,000	1,393,808,775	Agency Mortgage-Backed Securities	1.50 - 7.00	8/2026 - 4/2056	1,411,668,489
Wells Fargo Securities, LLC	3.72	3/2026	6/2026	357,000,000	360,356,990	Agency Mortgage-Backed Securities	1.50 - 8.00	12/2030 - 4/2056	365,231,207
Wells Fargo Securities, LLC	3.72	2/2026	5/2026	552,000,000	557,418,800	Agency Debentures and Agency Strips	4.71 - 5.76	8/2053 - 10/2055	570,910,048
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	275,000,000	277,522,285	Agency Mortgage-Backed Securities	2.00 - 7.50	7/2033 - 4/2056	281,685,191
Wells Fargo Securities, LLC	3.71	2/2026	5/2026	275,000,000	277,522,285	Agency Collateralized Mortgage Obligation	0.68 - 5.11	7/2027 - 3/2055	284,476,001
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	276,000,000	278,666,467	Agency Mortgage-Backed Securities	2.00 - 7.50	6/2030 - 4/2056	282,995,635
Wells Fargo Securities, LLC	3.70	2/2026	5/2026	554,000,000	559,010,622	Agency Mortgage-Backed Securities	2.00 - 7.00	4/2032 - 4/2056	567,809,651
Wells Fargo Securities, LLC	3.70	3/2026	4/2026	139,000,000	139,414,297	Agency Mortgage-Backed Securities	2.00 - 6.50	2/2031 - 3/2056	142,100,580
Wells Fargo Securities, LLC	3.69	1/2026	4/2026	138,000,000	139,273,050	Agency Mortgage-Backed Securities	2.50 - 7.00	5/2040 - 4/2056	141,971,944
Total Repurchase Agreements				110,939,325,550	111,107,981,399				113,274,790,355

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$2,194,432,000 due 04/01/2026 at 3.67%
BofA Securities Inc	498,123,000
MUFG Securities (Canada) Ltd.	337,353,000
Rbc Dominion Securities Inc	455,693,000
Societe Generale SA	498,123,000
Sumitomo Mitsui Banking Corp/New York	405,140,000
2,194,432,000
$6,806,235,000 due 04/01/2026 at 3.67%
Bank of America NA	748,438,000
HSBC Securities Inc (USA)	400,647,000
MUFG Securities (Canada) Ltd.	571,723,000
Rbc Dominion Securities Inc	657,170,000
Sumitomo Mitsui Banking Corp	1,871,094,000
Sumitomo Mitsui Banking Corp/New York	1,122,657,000
Wells Fargo Bank NA	311,849,000
Wells Fargo Securities LLC	1,122,657,000
6,806,235,000
Government Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $123,965,992,550) - See accompanying schedule: Unaffiliated issuers (cost $265,938,690,616)		$265,938,690,616
Cash		1,688,006,054
Receivable for fund shares sold		792,028,482
Interest receivable		398,843,112
Prepaid expenses		86,445
Receivable from investment adviser for expense reductions		6,867,926
Other receivables		2,311,451
Total assets		268,826,834,086
Liabilities
Payable for investments purchased	$7,187,473,484
Payable for fund shares redeemed	1,002,228,023
Distributions payable	361,211,382
Accrued management fee	31,158,554
Distribution and service plan fees payable	1,795,290
Other affiliated payables	8,851,070
Other payables and accrued expenses	7,861,975
Total liabilities		8,600,579,778
Net Assets		$260,226,254,308
Net Assets consist of:
Paid in capital		$260,245,494,281
Total accumulated earnings (loss)		(19,239,973)
Net Assets		$260,226,254,308

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($54,782,047,471 ÷ 54,772,247,691 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($2,166,586,731 ÷ 2,165,685,712 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($7,479,696,168 ÷ 7,476,686,172 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($146,333,498 ÷ 146,327,167 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($195,651,590,440 ÷ 195,673,998,759 shares)		$1.00
Statement of Operations
Year ended March 31, 2026
Investment Income
Interest		$10,400,688,251
Expenses
Management fee	$353,601,081
Transfer agent fees	94,722,290
Distribution and service plan fees	20,365,540
Accounting fees and expenses	5,757,596
Custodian fees and expenses	1,216,640
Independent trustees' fees and expenses	579,561
Registration fees	6,892,034
Audit fees	65,832
Legal	94,576
Miscellaneous	465,041
Total expenses before reductions	483,760,191
Expense reductions	(84,139,784)
Total expenses after reductions		399,620,407
Net Investment income (loss)		10,001,067,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	503,381
Total net realized gain (loss)		503,381
Net increase in net assets resulting from operations		$10,001,571,225
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,001,067,844	$10,080,917,215
Net realized gain (loss)	503,381	575,839
Net increase in net assets resulting from operations	10,001,571,225	10,081,493,054
Distributions to shareholders	(10,031,693,726)	(10,069,673,682)

Share transactions - net increase (decrease)	35,141,262,155	26,286,919,974
Total increase (decrease) in net assets	35,111,139,654	26,298,739,346

Net Assets
Beginning of period	225,115,114,654	198,816,375,308
End of period	$260,226,254,308	$225,115,114,654

Financial Highlights
Government Portfolio Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.048	.051	.025	- B
Net realized and unrealized gain (loss)	.001	- B	- B	- B	- B
Total from investment operations	.040	.048	.051	.025	- B
Distributions from net investment income	(.040)	(.048)	(.051)	(.025)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.040)	(.048)	(.051)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.03%	4.91%	5.26%	2.57%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.20%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.08%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.08%
Net investment income (loss)	3.94%	4.79%	5.14%	2.61%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$54,782,047	$53,167,650	$42,265,971	$44,904,989	$30,836,096

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Class II

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.047	.050	.024	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B
Total from investment operations	.038	.046	.050	.024	- B
Distributions from net investment income	(.038)	(.046)	(.050)	(.024)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.038)	(.046)	(.050)	(.024)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	3.87%	4.75%	5.10%	2.41%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.36%	.36%	.36%	.36%	.35%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.08%
Expenses net of all reductions, if any	.33%	.33%	.33%	.33%	.08%
Net investment income (loss)	3.79%	4.64%	4.99%	2.46%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$2,166,587	$1,384,543	$1,317,113	$942,328	$959,467

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Class III

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.037	.046	.049	.023	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B
Total from investment operations	.037	.045	.049	.023	- B
Distributions from net investment income	(.037)	(.045)	(.049)	(.023)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.037)	(.045)	(.049)	(.023)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	3.77%	4.65%	5.00%	2.32%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.46%	.46%	.46%	.46%	.45%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.42%	.08%
Expenses net of all reductions, if any	.43%	.43%	.43%	.42%	.08%
Net investment income (loss)	3.69%	4.54%	4.89%	2.37%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$7,479,696	$6,841,746	$5,714,437	$4,188,981	$3,764,164

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Select Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.048	.051	.025	- B
Net realized and unrealized gain (loss)	- B	(.001) C	- B	- B	- B
Total from investment operations	.039	.047	.051	.025	- B
Distributions from net investment income	(.039)	(.047)	(.051)	(.025)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.039)	(.047)	(.051)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D	3.97%	4.85%	5.21%	2.51%	.01%
Ratios to Average Net Assets A,E,F
Expenses before reductions	.26%	.26%	.26%	.26%	.25%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.08%
Expenses net of all reductions, if any	.23%	.23%	.23%	.23%	.08%
Net investment income (loss)	3.89%	4.74%	5.09%	2.56%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$146,333	$255,424	$217,340	$218,451	$292,713

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CThe amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.
DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Government Portfolio Institutional Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.048	.052	.026	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.048	.052	.026	- B
Distributions from net investment income	(.040)	(.048)	(.052)	(.026)	- B
Distributions from net realized gain	-	-	-	-	- B
Total distributions	(.040)	(.048)	(.052)	(.026)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.07%	4.95%	5.30%	2.61%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.17%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.07%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.07%
Net investment income (loss)	3.98%	4.83%	5.18%	2.65%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$195,651,590	$163,465,752	$149,301,514	$121,893,333	$91,880,707

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Repurchase Agreements - 54.4%
	Maturity Amount ($)	Value ($)
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	1,625,165,660	1,625,000,000
Fixed Income Clearing Corp - Credit Agricole 3.67%, dated 4/1/2026 due 4/2/2026 (b)	853,086,959	853,000,000
Investments in repurchase agreements in a joint trading account at 3.67%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Government Obligations)#	4,376,223,184	4,375,777,000
Investments in repurchase agreements in a joint trading account at 3.67%, dated 3/31/2026 due 4/1/2026 (Collateralized by U.S. Government Obligations)#	204,547,850	204,527,000
Repurchase Agreements*	81,594,549,028	81,455,025,000
TOTAL REPURCHASE AGREEMENTS (Cost $88,513,329,000)		88,513,329,000

Certificates of Deposit - 4.5%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Bank of America NA 3.78% 8/27/2026	3.78	535,000,000	535,000,000
Bank of America NA 3.81% 6/15/2026	3.81	267,000,000	267,000,000
Bank of America NA 3.98% 4/2/2026	3.98	263,000,000	263,000,000
Bank of America NA 3.98% 4/6/2026	3.98	263,000,000	263,000,000
Bank of Nova Scotia/Houston yankee 3.83% 7/17/2026	3.83	530,000,000	530,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 3.9% 4/17/2026	3.90	266,000,000	266,000,000
Mitsubishi UFJ Trust & Banking Corp/NY yankee 3.94% 4/14/2026	3.94	265,000,000	265,000,000
Mizuho Bank Ltd/New York NY yankee 3.78% 6/9/2026	3.78	267,000,000	267,000,000
Mizuho Bank Ltd/New York NY yankee 3.89% 4/1/2026	3.89	266,000,000	266,000,000
Mizuho Bank Ltd/New York NY yankee 3.89% 4/17/2026	3.89	318,500,000	318,500,000
MUFG Bank Ltd/New York NY yankee 3.87% 4/30/2026	3.87	266,000,000	266,000,000
Sumitomo Mitsui Trust NY yankee 3.78% 5/18/2026	3.78	315,000,000	315,000,000
Sumitomo Mitsui Trust NY yankee 3.78% 5/19/2026	3.78	328,000,000	328,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/13/2026	3.79	267,000,000	267,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/14/2026	3.79	160,000,000	160,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/16/2026	3.79	213,000,000	213,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/17/2026	3.79	327,000,000	327,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/20/2026	3.79	218,000,000	218,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/21/2026	3.79	273,000,000	273,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/22/2026	3.79	273,000,000	273,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/27/2026	3.79	267,000,000	267,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 4/30/2026	3.79	267,000,000	267,000,000
Sumitomo Mitsui Trust NY yankee 3.79% 5/7/2026	3.79	160,500,000	160,500,000
Sumitomo Mitsui Trust NY yankee 3.79% 5/8/2026	3.79	268,000,000	268,000,000
Sumitomo Mitsui Trust NY yankee 3.86% 4/6/2026	3.86	266,000,000	266,000,000
Toronto-Dominion Bank/NY yankee 3.85% 7/1/2026	3.85	265,000,000	265,000,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $7,374,000,000)			7,374,000,000

Commercial Paper - 10.9%
	Yield (%) (c)	Principal Amount (a)	Value ($)
Autobahn Funding Co LLC yankee 3.73% 4/1/2026 (Liquidity Facility Dz Bank Ag Deutsche Zentral Ge Nossenschaftsbank)	3.73	87,000,000	87,000,000
Bank of Montreal yankee 3.77% 4/23/2026	3.80	533,000,000	531,772,027
Bank of Montreal yankee 3.77% 4/23/2026	3.80	266,000,000	265,387,166
Bank of Montreal yankee 3.77% 4/27/2026	3.80	267,000,000	266,273,018
Bank of Montreal yankee 3.77% 4/27/2026	3.80	267,000,000	266,273,018
Bank of Montreal yankee 3.77% 4/28/2026	3.80	800,000,000	797,738,000
Bank of Montreal yankee 3.81% 6/11/2026	3.88	185,000,000	183,609,879
Bank of Montreal yankee 3.82% 4/23/2026	3.87	687,000,000	685,396,237
Bank of Nova Scotia/The yankee 3.71% 8/12/2026	3.78	266,000,000	262,354,100
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 3.76% 4/10/2026 (d)	3.79	267,000,000	266,749,020
Barclays Bank PLC / Barclays US CCP Funding LLC yankee 3.76% 4/7/2026 (d)	3.79	107,000,000	106,932,947
Bedford Row Funding Corp 3.84% 6/2/2026 (Liquidity Facility Royal Bank Of Canada)	3.92	133,000,000	132,120,427
Bedford Row Funding Corp 3.84% 6/5/2026 (Liquidity Facility Royal Bank Of Canada)	3.92	80,000,000	79,445,333
Bedford Row Funding Corp 3.91% 5/1/2026 (Liquidity Facility Royal Bank Of Canada)	3.99	105,000,000	104,657,875
Bedford Row Funding Corp 3.92% 5/20/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	133,000,000	132,290,371
Bedford Row Funding Corp 3.92% 5/4/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	53,000,000	52,809,553
BofA Securities Inc 3.75% 7/16/2026	3.82	133,000,000	131,531,458
BofA Securities Inc 3.86% 4/28/2026	3.94	263,000,000	262,238,616
BofA Securities Inc 3.88% 4/16/2026	3.96	132,000,000	131,786,600
BofA Securities Inc 3.88% 4/17/2026	3.96	132,000,000	131,772,373
Cabot Trail Funding LLC 3.845% 4/15/2026 (Liquidity Facility The Toronto Dominion Bank)	3.89	30,000,000	29,955,142
Cabot Trail Funding LLC 3.85% 5/29/2026 (Liquidity Facility The Toronto Dominion Bank)	3.92	49,000,000	48,696,064
Cabot Trail Funding LLC 3.85% 5/29/2026 (Liquidity Facility The Toronto Dominion Bank)	3.92	27,000,000	26,832,525
Cabot Trail Funding LLC 3.88% 6/1/2026 (Liquidity Facility The Toronto Dominion Bank)	3.96	145,000,000	144,046,706
Cabot Trail Funding LLC 3.92% 5/14/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	66,000,000	65,690,973
Cabot Trail Funding LLC 3.92% 5/18/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	158,000,000	157,191,391
Cabot Trail Funding LLC 3.92% 5/20/2026 (Liquidity Facility The Toronto Dominion Bank)	4.00	66,000,000	65,647,853
Cabot Trail Funding LLC 3.94% 4/6/2026 (Liquidity Facility The Toronto Dominion Bank)	4.02	79,000,000	78,956,769
Commonwealth Bank of Australia U.S. SOFR Index + 0.22%, 4.9971% 5/21/2026 (e)(f)	5.00	100,000,000	99,998,629
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 3.85% 5/26/2026 (e)(f)	3.85	132,000,000	132,000,000
Commonwealth Bank of Australia U.S. SOFR Index + 0.23%, 3.94% 6/2/2026 (e)(f)	3.94	105,000,000	105,000,000
DNB Bank ASA yankee 3.85% 4/16/2026	3.93	383,000,000	382,385,604
Gotham Funding Corp yankee 3.84% 4/22/2026 (Liquidity Facility Mufg Bank Ltd)	3.89	132,000,000	131,704,320
Gotham Funding Corp yankee 3.84% 4/22/2026 (Liquidity Facility Mufg Bank Ltd)	3.89	53,000,000	52,881,280
ING US Funding LLC 3.74% 6/12/2026	3.79	160,000,000	158,803,200
Landesbank Baden-Wuerttemberg yankee 3.68% 4/7/2026	3.68	806,000,000	805,505,653
Liberty Street Funding LLC 3.84% 4/15/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.89	52,000,000	51,922,347
Liberty Street Funding LLC 3.84% 4/16/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.89	54,000,000	53,913,600
Liberty Street Funding LLC 3.84% 4/17/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.89	53,000,000	52,909,547
Liberty Street Funding LLC 3.92% 4/7/2026 (Liquidity Facility The Bank Of Nova Scotia)	3.97	158,000,000	157,896,773
Lloyds Bank PLC yankee 3.745% 6/3/2026	3.78	267,000,000	265,250,149
Lloyds Bank PLC yankee 3.745% 6/9/2026	3.80	399,000,000	396,136,011
Mitsubishi UFJ Trust & Banking Corp/NY yankee 3.745% 6/18/2026	3.79	266,000,000	263,841,632
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 3.86% 5/26/2026 (e)(f)	3.86	329,000,000	329,000,000
National Australia Bank Ltd U.S. SOFR Index + 0.23%, 3.86% 5/27/2026 (e)(f)	3.86	264,000,000	264,000,000
Podium Funding Trust U.S. SOFR Index + 0.24%, 3.87% 5/20/2026 (Liquidity Facility Bank Of Montreal Que) (e)(f)	3.87	79,000,000	79,000,000
Podium Funding Trust yankee 3.74% 7/8/2026 (Liquidity Facility Bank Of Montreal Que)	3.81	106,000,000	104,920,802
Podium Funding Trust yankee 3.85% 6/4/2026 (Liquidity Facility Bank Of Montreal Que)	3.93	91,000,000	90,377,156
Podium Funding Trust yankee 3.86% 6/2/2026 (Liquidity Facility Bank Of Montreal Que)	3.94	106,000,000	105,295,336
Podium Funding Trust yankee 3.93% 4/1/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	104,000,000	104,000,000
Podium Funding Trust yankee 3.93% 5/19/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	141,000,000	140,261,160
Podium Funding Trust yankee 3.93% 5/19/2026 (Liquidity Facility Bank Of Montreal Que)	4.01	9,500,000	9,450,219
Royal Bank of Canada 3.835% 4/22/2026	3.91	789,000,000	787,234,942
Royal Bank of Canada 3.94% 6/1/2026	4.03	527,000,000	523,481,689
Royal Bank of Canada 3.96% 4/1/2026	4.04	523,000,000	523,000,000
Sheffield Receivables Co LLC yankee 3.72% 4/1/2026 (Liquidity Facility Barclays Bank Plc)	3.74	27,000,000	27,000,000
Sheffield Receivables Co LLC yankee 3.72% 4/2/2026 (Liquidity Facility Barclays Bank Plc)	3.74	55,000,000	54,994,317
Sheffield Receivables Co LLC yankee 3.72% 4/2/2026 (Liquidity Facility Barclays Bank Plc)	3.74	53,000,000	52,994,523
Sheffield Receivables Co LLC yankee 3.72% 4/2/2026 (Liquidity Facility Barclays Bank Plc)	3.74	25,000,000	24,997,417
Sheffield Receivables Co LLC yankee 3.72% 4/6/2026 (Liquidity Facility Barclays Bank Plc)	3.75	55,000,000	54,971,583
Sheffield Receivables Co LLC yankee 3.72% 4/6/2026 (Liquidity Facility Barclays Bank Plc)	3.75	52,000,000	51,973,133
Sheffield Receivables Co LLC yankee 3.73% 4/17/2026 (Liquidity Facility Barclays Bank Plc)	3.75	106,000,000	105,824,276
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/13/2026	3.81	267,000,000	265,824,088
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/14/2026	3.82	267,000,000	265,796,089
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/15/2026	3.82	267,000,000	265,768,092
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/4/2026	3.81	109,000,000	108,622,815
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/5/2026	3.81	96,000,000	95,657,732
Sumitomo Mitsui Trust Bank Ltd/Singapore yankee 3.775% 5/6/2026	3.81	209,000,000	208,232,941
Svenska Handelsbanken AB yankee 3.92% 5/20/2026	4.00	342,000,000	340,175,240
Thunder Bay Funding LLC 3.92% 5/6/2026 (Liquidity Facility Royal Bank Of Canada)	4.00	53,000,000	52,798,011
Toronto Dominion Bank yankee 3.71% 8/13/2026	3.78	532,000,000	524,653,375
Toronto Dominion Bank yankee 3.775% 7/1/2026	3.85	515,000,000	510,085,684
Toronto Dominion Bank yankee 3.775% 7/2/2026	3.85	542,000,000	536,771,205
Toronto Dominion Bank yankee 3.785% 7/10/2026	3.86	528,000,000	522,448,666
Toronto Dominion Bank yankee 3.845% 6/5/2026	3.92	792,000,000	786,501,650
Toronto Dominion Bank yankee 3.85% 5/4/2026	3.93	614,000,000	611,833,092
Toronto Dominion Bank yankee 3.92% 5/1/2026	4.00	421,000,000	419,624,733
Toronto Dominion Bank yankee 3.92% 5/5/2026	4.00	105,000,000	104,611,267
Victory Receivables Corp 3.84% 4/22/2026 (Liquidity Facility Mufg Bank Ltd)	3.89	53,000,000	52,881,280
TOTAL COMMERCIAL PAPER (Cost $17,710,366,699)			17,710,366,699

Time Deposits - 2.2%
	Yield (%) (c)	Principal Amount (a)	Value ($)
ABN AMRO Bank 3.67% 4/1/2026	3.67	174,000,000	174,000,000
Australia & New Zealand Banking Group Ltd/Grand Cayman 3.68% 4/2/2026	3.68	265,000,000	265,000,000
Credit Agricole Cib Ldn (Td) 3.68% 4/7/2026	3.68	537,000,000	537,000,000
Royal Bank of Canada Toronto 3.71% 4/1/2026	3.71	1,858,000,000	1,858,000,000
Toronto Dominion Bank/Toronto 3.67% 4/1/2026	3.67	267,874,000	267,874,000
Toronto Dominion Bank/Toronto 3.68% 4/7/2026	3.68	537,000,000	537,000,000
TOTAL TIME DEPOSITS (Cost $3,638,874,000)			3,638,874,000

U.S. Treasury Obligations - 31.4%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 4/2/2026	3.60 to 3.68	2,492,700,000	2,492,448,937
US Treasury Bills 0% 4/23/2026	3.62	1,584,000,000	1,580,524,880
US Treasury Bills 0% 4/28/2026	3.60	1,508,000,000	1,503,979,295
US Treasury Bills 0% 4/9/2026	3.62 to 3.65	1,812,000,000	1,810,538,197
US Treasury Bills 0% 5/14/2026	3.63	2,071,000,000	2,062,093,895
US Treasury Bills 0% 5/19/2026	3.60 to 3.66	3,250,000,000	3,234,413,332
US Treasury Bills 0% 5/21/2026	3.62 to 3.63	1,757,000,000	1,748,216,635
US Treasury Bills 0% 5/26/2026	3.62 to 3.65	3,300,000,000	3,281,824,790
US Treasury Bills 0% 5/7/2026	3.63 to 3.64	1,716,000,000	1,709,822,070
US Treasury Bills 0% 6/11/2026	3.64	1,630,000,000	1,618,410,926
US Treasury Bills 0% 6/16/2026	3.64	1,650,000,000	1,637,477,416
US Treasury Bills 0% 6/18/2026	3.64	1,650,000,000	1,637,094,249
US Treasury Bills 0% 6/2/2026	3.63	1,650,000,000	1,639,798,416
US Treasury Bills 0% 6/23/2026	3.64	1,650,000,000	1,636,324,020
US Treasury Bills 0% 6/25/2026	3.67	349,000,000	346,004,659
US Treasury Bills 0% 6/30/2026	3.63	2,500,000,000	2,477,562,499
US Treasury Bills 0% 6/4/2026	3.64	3,250,000,000	3,229,142,222
US Treasury Bills 0% 6/9/2026	3.64	1,650,000,000	1,638,630,812
US Treasury Bills 0% 7/14/2026	3.64	1,293,000,000	1,279,552,800
US Treasury Bills 0% 7/2/2026	3.65 to 3.68	3,751,000,000	3,716,584,187
US Treasury Bills 0% 7/21/2026	3.65	2,450,000,000	2,422,729,455
US Treasury Bills 0% 7/28/2026	3.66 to 3.68	1,972,000,000	1,948,524,905
US Treasury Bills 0% 7/7/2026	3.63	1,650,000,000	1,634,039,458
US Treasury Bills 0% 9/10/2026	3.60	1,274,400,000	1,254,127,481
US Treasury Bills 0% 9/24/2026	3.70	866,700,000	851,318,963
US Treasury Bills 0% 9/3/2026	3.60	1,400,500,000	1,379,184,194
US Treasury Notes 0.875% 6/30/2026	3.73	39,000,000	38,727,287
US Treasury Notes 4.5% 7/15/2026	3.74	41,000,000	41,088,811
US Treasury Notes 4.625% 6/30/2026	3.74	90,000,000	90,194,712
US Treasury Notes Inflation-Indexed 0.125% 4/15/2026	-1.26 to -1.19	1,111,255,040	1,111,824,853
TOTAL U.S. TREASURY OBLIGATIONS (Cost $51,052,204,356)			51,052,204,356

TOTAL INVESTMENT IN SECURITIES - 103.4% (Cost $168,288,774,055)	168,288,774,055
NET OTHER ASSETS (LIABILITIES) - (3.4)%	(5,509,296,215)
NET ASSETS - 100.0%	162,779,477,840

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $373,681,967 or 0.2% of net assets.

(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and / or subject to caps or floors. Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. The maturity amount is based on the rate at period end.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
ABN AMRO Bank NV	3.67	3/2026	4/2026	224,000,000	224,022,836	Agency Mortgage-Backed Securities	3.00 - 7.00	12/2026 - 11/2055	199,562,803
						U.S. Treasuries (including strips)	0.63 - 4.63	10/2026 - 2/2035	29,043,918
									228,606,721
BMO Capital Markets Corp	3.69	3/2026	4/2026	25,000,000	25,094,813	U.S. Treasuries (including strips)	1.38	7/2033	25,786,981
BMO Capital Markets Corp	3.66	3/2026	4/2026	58,000,000	58,094,347	U.S. Treasuries (including strips)	1.38 - 4.63	11/2040 - 2/2055	59,619,126
BMO Capital Markets Corp	3.67	3/2026	4/2026	32,000,000	32,003,262	U.S. Treasuries (including strips)	0.00 - 2.13	4/2026 - 7/2034	32,657,880
BMO Chicago Branch	3.69	3/2026	5/2026	128,000,000	128,721,600	Agency Mortgage-Backed Securities	2.00 - 8.00	7/2035 - 5/2072	130,640,295
BMO Chicago Branch	3.69	3/2026	5/2026	166,000,000	166,833,735	Agency Mortgage-Backed Securities	5.00 - 6.50	8/2055 - 12/2055	169,441,487
BMO Chicago Branch	3.70	3/2026	5/2026	160,000,000	160,805,778	Agency Mortgage-Backed Securities	1.50 - 5.00	2/2051 - 3/2056	163,350,960
BMO Chicago Branch	3.69	3/2026	5/2026	128,000,000	128,551,040	Agency Mortgage-Backed Securities	3.00 - 8.00	11/2032 - 11/2068	130,653,677
BMO Chicago Branch	3.69	3/2026	4/2026	32,000,000	32,121,360	Agency Mortgage-Backed Securities	4.00 - 7.00	3/2047 - 3/2056	32,686,838
BNP Paribas Prime Brokerage, Inc.	3.92(g)	3/2026	4/2026	183,000,000	183,139,487	Equities	N/A	N/A	197,661,525
BNP Paribas Prime Brokerage, Inc.	3.92(g)	3/2026	4/2026	183,000,000	183,139,487	Equities	N/A	N/A	197,683,054
BNP Paribas Prime Brokerage, Inc.	3.92(g)	3/2026	4/2026	183,000,000	183,119,560	Equities	N/A	N/A	197,747,608
BNP Paribas Prime Brokerage, Inc.	3.92(g)	3/2026	4/2026	183,000,000	183,139,487	Equities	N/A	N/A	197,769,133
BNP Paribas Prime Brokerage, Inc.	3.92(g)	3/2026	4/2026	184,000,000	184,140,249	Equities	N/A	N/A	198,871,514
Bank of Montreal	3.68	3/2026	4/2026	64,000,000	64,255,147	Agency Mortgage-Backed Securities	2.71 - 7.13	3/2029 - 5/2068	65,367,703
Bank of Montreal	3.68	3/2026	4/2026	104,000,000	104,148,836	U.S. Treasuries (including strips)	1.88 - 4.75	8/2031 - 8/2055	106,386,284
Bank of Nova Scotia Toronto Branch	3.80	3/2026	4/2026	700,000,000	700,073,889	Corporate Debt Securities	1.15 - 7.70	4/2026 - 7/2064	735,078,307
Barclays Bank PLC	3.67	3/2026	4/2026	117,000,000	117,333,970	U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 8/2045	119,534,724
Barclays Capital Inc.	3.68	3/2026	4/2026	256,000,000	256,026,169	Agency Mortgage-Backed Securities	5.00 - 7.50	3/2053 - 3/2066	261,146,693
BofA Securities, Inc.	3.65(g)	3/2026	7/2026	64,000,000	64,791,645	Agency Mortgage-Backed Securities	6.00 - 6.50	8/2055 - 4/2056	65,432,666
BofA Securities, Inc.	4.26(g)	3/2026	7/2026	407,000,000	412,731,239	Corporate Debt Securities	0.00	11/2029	5,015
						Other Instrument (collateralized debt obligation)	2.70 - 8.28	1/2034 - 11/2052	44,225,939
						Private Label Collateralized Mortgage Obligations	0.09 - 9.29	11/2027 - 10/2069	74,231,196
						Asset-Backed Securities	0.00 - 12.95	12/2026 - 11/2055	322,282,711
									440,744,861
BofA Securities, Inc.	3.65(g)	3/2026	7/2026	64,000,000	64,791,645	Agency Mortgage-Backed Securities	2.00 - 6.50	7/2026 - 6/2062	21,986,341
						Agency Debentures and Agency Strips	2.07 - 3.54	3/2032 - 12/2040	43,466,344
									65,452,685
BofA Securities, Inc.	3.64(g)	2/2026	6/2026	87,000,000	88,055,600	U.S. Treasuries (including strips)	1.13 - 4.50	4/2027 - 5/2040	89,255,112
BofA Securities, Inc.	3.64(g)	1/2026	6/2026	160,000,000	162,022,223	U.S. Treasuries (including strips)	3.75 - 4.13	3/2031 - 8/2041	164,263,684
BofA Securities, Inc.	3.64(g)	1/2026	6/2026	29,000,000	29,378,256	U.S. Treasuries (including strips)	0.00 - 4.25	4/2026 - 8/2051	29,926,966
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	193,000,000	193,826,362	U.S. Treasuries (including strips)	0.00 - 5.00	4/2026 - 2/2056	197,134,513
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	278,000,000	278,595,152	U.S. Treasuries (including strips)	0.00 - 5.00	4/2026 - 2/2056	283,944,820
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	35,000,000	35,103,474	U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 8/2055	35,790,478
Canadian Imperial Bank of Commerce	3.68	3/2026	4/2026	161,000,000	161,526,649	Agency Mortgage-Backed Securities	1.20 - 7.00	6/2029 - 4/2056	136,199,824
						U.S. Treasuries (including strips)	0.00 - 4.75	5/2026 - 5/2055	28,529,658
									164,729,482
Canadian Imperial Bank of Commerce	3.67	3/2026	4/2026	141,000,000	141,445,599	U.S. Treasuries (including strips)	0.00 - 5.00	4/2026 - 8/2055	144,388,149
Canadian Imperial Bank of Commerce	3.68	3/2026	4/2026	81,000,000	81,115,920	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 11/2055	82,835,804
Citigroup Global Capital Markets Inc	4.10(g)	3/2026	5/2026	810,000,000	815,719,500	Equities	N/A	N/A	875,497,412
Citigroup Global Capital Markets Inc	4.10(g)	3/2026	5/2026	1,760,000,000	1,772,427,555	Equities	N/A	N/A	1,903,830,726
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	1,031,000,000	1,031,105,105	U.S. Treasuries (including strips)	1.25 - 4.13	9/2028 - 2/2033	1,051,727,249
FICC JP Morgan SEC GC Repo (Gov)	3.67	3/2026	4/2026	287,000,000	287,029,258	U.S. Treasuries (including strips)	3.63 - 4.25	4/2027 - 11/2034	292,769,876
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	115,000,000	115,081,842	U.S. Treasuries (including strips)	3.50 - 3.75	8/2027 - 9/2027	117,311,953
FICC Wells Fargo Bank Gc Repo(Gov)	3.66	3/2026	4/2026	34,000,000	34,024,197	U.S. Treasuries (including strips)	4.38	12/2029	34,683,547
FICC Wells Fargo Bank Gc Repo(Gov)	3.67	3/2026	4/2026	28,000,000	28,017,127	U.S. Treasuries (including strips)	3.75	5/2028	28,562,922
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	2,061,000,000	2,061,209,535	U.S. Treasuries (including strips)	1.13 - 4.75	10/2027 - 5/2055	2,102,433,757
Fixed Income Clearing Corp - BNP	3.66	3/2026	4/2026	2,268,252,000	2,268,482,606	U.S. Treasuries (including strips)	0.63 - 5.00	4/2027 - 8/2055	2,313,852,259
Fixed Income Clearing Corp - BNYM	3.69	3/2026	4/2026	256,000,000	256,026,240	U.S. Treasuries (including strips)	0.38	7/2027	261,120,028
Fixed Income Clearing Corp - BNYM	3.68	3/2026	4/2026	349,000,000	349,035,676	U.S. Treasuries (including strips)	4.00	2/2030	355,980,078
Fixed Income Clearing Corp - BNYM	3.66	3/2026	4/2026	3,029,000,000	3,029,307,948	U.S. Treasuries (including strips)	1.63 - 3.63	8/2027 - 7/2034	3,089,580,064
Fixed Income Clearing Corp - BONY	3.67	3/2026	4/2026	2,434,000,000	2,434,248,133	Agency Mortgage-Backed Securities	2.00 - 7.50	8/2029 - 4/2056	2,482,680,021
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	87,000,000	87,061,915	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 2/2049	88,749,038
Fixed Income Clearing Corp - Barclays	3.66	3/2026	4/2026	232,000,000	232,165,107	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 11/2032	236,664,087
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	1,747,000,000	1,747,178,582	U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 5/2033	1,782,122,163
Fixed Income Clearing Corp - Barclays	3.68	3/2026	4/2026	1,165,000,000	1,165,119,089	U.S. Treasuries (including strips)	2.25 - 4.88	2/2040 - 5/2053	1,188,421,525
Fixed Income Clearing Corp - CIBC	3.67	3/2026	4/2026	1,136,000,000	1,136,115,809	U.S. Treasuries (including strips)	3.50 - 4.25	2/2029 - 3/2030	1,158,878,774
Fixed Income Clearing Corp - Citi	3.67	3/2026	4/2026	2,289,000,000	2,289,233,351	U.S. Treasuries (including strips)	0.00 - 6.75	4/2026 - 11/2054	2,335,018,112
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	1,621,000,000	1,621,166,603	U.S. Treasuries (including strips)	0.00 - 4.88	11/2026 - 5/2055	1,653,589,937
Fixed Income Clearing Corp - Credit Agricole	3.70	3/2026	4/2026	851,000,000	851,087,464	U.S. Treasuries (including strips)	2.88 - 4.63	6/2027 - 5/2052	877,235,504
Fixed Income Clearing Corp - Goldman	3.67	3/2026	4/2026	1,984,000,000	1,984,202,258	Agency Mortgage-Backed Securities	2.00 - 6.50	3/2027 - 3/2056	1,080,153,787
						U.S. Treasuries (including strips)	1.25 - 4.75	9/2028 - 2/2037	943,732,517
									2,023,886,304
Fixed Income Clearing Corp - Goldman	3.66	3/2026	4/2026	3,008,000,000	3,008,305,813	U.S. Treasuries (including strips)	0.63 - 4.88	7/2026 - 8/2053	3,068,471,984
Fixed Income Clearing Corp - ING	3.67	3/2026	4/2026	384,000,000	384,039,147	Agency Mortgage-Backed Securities	2.00 - 6.50	2/2031 - 4/2056	391,719,930
Fixed Income Clearing Corp - ING	3.67	3/2026	4/2026	233,000,000	233,023,753	U.S. Treasuries (including strips)	4.63	4/2031	237,480,220
Fixed Income Clearing Corp - ING	3.66	3/2026	4/2026	1,514,000,000	1,514,153,923	U.S. Treasuries (including strips)	0.00 - 4.50	8/2026 - 8/2051	1,544,437,003
Fixed Income Clearing Corp - Mizuho	3.67	3/2026	4/2026	704,000,000	704,071,769	Agency Mortgage-Backed Securities	1.50 - 7.00	9/2028 - 2/2057	591,589,757
						U.S. Treasuries (including strips)	0.00 - 4.50	5/2026 - 8/2039	126,563,458
									718,153,215
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	2,306,000,000	2,306,235,084	Agency Mortgage-Backed Securities	1.50 - 7.50	2/2028 - 3/2056	2,352,359,065
						U.S. Treasuries (including strips)	0.00 - 4.50	4/2026 - 12/2031	721
									2,352,359,786
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	1,921,000,000	1,921,195,835	Agency Mortgage-Backed Securities	1.50 - 9.00	6/2026 - 3/2056	1,959,619,752
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	1,921,000,000	1,921,195,835	Agency Mortgage-Backed Securities	1.50 - 7.50	6/2028 - 3/2056	1,959,619,753
Fixed Income Clearing Corp - Morgan Stanley	3.67	3/2026	4/2026	2,434,000,000	2,434,248,133	Agency Mortgage-Backed Securities	1.50 - 7.50	10/2026 - 1/2066	2,458,912,449
						U.S. Treasuries (including strips)	0.00 - 4.63	4/2026 - 2/2053	24,020,647
									2,482,933,096
Fixed Income Clearing Corp - Morgan Stanley	3.66	3/2026	4/2026	1,886,000,000	1,886,191,743	U.S. Treasuries (including strips)	0.00 - 4.63	5/2026 - 12/2032	1,923,915,595
Fixed Income Clearing Corp - Natixis	3.67	3/2026	4/2026	815,000,000	815,083,085	U.S. Treasuries (including strips)	3.38 - 4.13	1/2027 - 7/2031	831,457,931
Fixed Income Clearing Corp - Natwest	3.67	3/2026	4/2026	11,000,000	11,001,121	U.S. Treasuries (including strips)	3.88	8/2034	11,221,190
Fixed Income Clearing Corp - Nomura	3.67	3/2026	4/2026	1,015,000,000	1,015,103,474	U.S. Treasuries (including strips)	0.00 - 4.88	8/2026 - 8/2035	1,035,405,624
Fixed Income Clearing Corp - Northern Trust	3.67	3/2026	4/2026	116,000,000	116,011,826	U.S. Treasuries (including strips)	3.75	6/2027	118,275,846
Fixed Income Clearing Corp - Northern Trust	3.66	3/2026	4/2026	1,513,000,000	1,513,153,822	U.S. Treasuries (including strips)	3.63 - 3.88	7/2027 - 8/2027	1,543,343,194
Fixed Income Clearing Corp - State Street Bank	3.67	3/2026	4/2026	705,000,000	705,071,871	Agency Mortgage-Backed Securities	2.00 - 6.50	3/2030 - 4/2056	722,233,310
Fixed Income Clearing Corp - State Street Bank	3.66	3/2026	4/2026	3,145,000,000	3,145,319,742	U.S. Treasuries (including strips)	1.63 - 4.63	4/2031 - 6/2031	3,207,951,539
JP Morgan Securities LLC	4.19(g)	3/2026	7/2026	813,000,000	823,787,155	Equities	N/A	N/A	880,389,982
JP Morgan Securities LLC	4.19(g)	3/2026	7/2026	271,000,000	274,784,967	Equities	N/A	N/A	293,667,390
JP Morgan Securities LLC	3.98(g)	3/2026	4/2026	269,000,000	269,892,183	Equities	N/A	N/A	284,154,455
JP Morgan Securities LLC	3.94(g)	3/2026	4/2026	807,000,000	809,649,650	Equities	N/A	N/A	871,655,395
JP Morgan Securities LLC	3.94(g)	3/2026	4/2026	1,347,000,000	1,351,570,072	Equities	N/A	N/A	1,455,556,077
JP Morgan Securities LLC	3.94(g)	3/2026	4/2026	540,000,000	541,832,100	Equities	N/A	N/A	583,710,630
JP Morgan Securities LLC	3.96(g)	3/2026	4/2026	270,000,000	270,920,700	Corporate Debt Securities	0.00 - 11.50	3/2027	285,846,468
						U.S. Treasuries (including strips)	0.00	4/2026	551,846
									286,398,314
JP Morgan Securities LLC	3.94(g)	3/2026	4/2026	1,891,000,000	1,897,415,743	Equities	N/A	N/A	2,044,962,195
JP Morgan Securities LLC	4.12(g)	2/2026	4/2026	406,000,000	407,533,327	Asset-Backed Securities	4.86	10/2065	427,908,809
JP Morgan Securities, LLC	3.64(g)	3/2026	4/2026	1,718,000,000	1,723,384,976	U.S. Treasuries (including strips)	3.75 - 4.13	8/2027 - 11/2032	1,754,487,201
JP Morgan Securities, LLC	3.67	3/2026	4/2026	1,216,000,000	1,216,123,964	Agency Mortgage-Backed Securities	3.50 - 6.50	4/2041 - 3/2056	1,240,446,444
JP Morgan Securities, LLC	3.67	3/2026	4/2026	320,000,000	320,032,622	Agency Mortgage-Backed Securities	1.50 - 7.50	7/2029 - 9/2057	326,433,275
JP Morgan Securities, LLC	3.66	3/2026	4/2026	2,834,000,000	2,834,288,123	U.S. Treasuries (including strips)	0.50 - 4.38	5/2027 - 6/2030	2,890,973,901
JP Morgan Securities, LLC	3.66	3/2026	4/2026	3,240,000,000	3,240,329,400	U.S. Treasuries (including strips)	3.50 - 4.00	3/2029 - 7/2030	3,305,136,047
JP Morgan Securities, LLC	3.66	3/2026	4/2026	1,347,773,000	1,347,910,024	U.S. Treasuries (including strips)	3.13 - 3.88	3/2028 - 8/2029	1,374,868,240
Lloyds Bank Corp Mrkts	3.66	3/2026	4/2026	128,000,000	128,091,093	U.S. Treasuries (including strips)	0.63 - 4.13	2/2027 - 5/2033	130,573,293
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	147,000,000	147,464,561	U.S. Treasuries (including strips)	2.63 - 4.13	10/2026 - 8/2034	150,233,660
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	176,000,000	176,556,209	U.S. Treasuries (including strips)	0.50 - 4.63	8/2027 - 2/2035	180,005,371
MUFG Securities EMEA PLC	3.67	3/2026	4/2026	204,000,000	204,020,797	U.S. Treasuries (including strips)	3.50 - 4.00	3/2029 - 2/2030	208,095,326
Mitsubishi UFJ Securities (U.S.A.), Inc.	4.16	3/2026	4/2026	10,000,000	10,001,156	Equities	N/A	N/A	10,801,254
Mitsubishi UFJ Securities (U.S.A.), Inc.	3.87	3/2026	4/2026	67,000,000	67,007,203	Equities	N/A	N/A	72,367,779
Mizuho Bank, Ltd.	3.67	3/2026	4/2026	116,000,000	116,011,826	U.S. Treasuries (including strips)	1.63	5/2031	118,401,717
Mizuho Securities U.S.A., Inc.	4.27(g)	3/2026	6/2026	108,000,000	109,178,520	Corporate Debt Securities	4.47 - 10.88	9/2027 - 10/2031	24,015,084
						Private Label Collateralized Mortgage Obligations	1.29 - 8.28	3/2036 - 3/2070	91,128,450
									115,143,534
Mizuho Securities U.S.A., Inc.	4.27(g)	3/2026	6/2026	488,000,000	493,325,164	Corporate Debt Securities	3.00 - 13.25	8/2026	263,553,030
						Private Label Collateralized Mortgage Obligations	0.00 - 9.34	11/2034 - 2/2071	265,431,231
									528,984,261
Mizuho Securities U.S.A., Inc.	4.27	3/2026	4/2026	81,000,000	81,009,608	Corporate Debt Securities	2.10 - 9.88	7/2027 - 2/2041	43,566,859
						Private Label Collateralized Mortgage Obligations	0.00 - 9.04	12/2049 - 11/2068	44,711,982
									88,278,841
NatWest Market Securities Inc	3.66	3/2026	4/2026	200,000,000	200,142,333	U.S. Treasuries (including strips)	2.75 - 4.63	2/2028 - 5/2034	204,020,746
NatWest Markets Securities Inc	3.95	3/2026	4/2026	54,000,000	54,005,925	Corporate Debt Securities	2.20 - 6.61	1/2027 - 3/2037	51,407,920
						Agency Debentures and Agency Strips	0.00	1/2030	5,147,071
									56,554,991
RBC Dominion Securities	3.67	3/2026	4/2026	349,000,000	350,494,302	U.S. Treasuries (including strips)	0.00 - 4.75	4/2026 - 8/2055	356,452,254
RBC Dominion Securities	3.68	2/2026	4/2026	411,000,000	413,604,826	Agency Mortgage-Backed Securities	1.66 - 7.00	8/2026 - 3/2068	282,931,470
						U.S. Treasuries (including strips)	0.00 - 4.63	6/2026 - 5/2053	138,802,219
									421,733,689
RBC Dominion Securities	3.68	2/2026	4/2026	645,000,000	649,351,600	Agency Mortgage-Backed Securities	2.00 - 7.00	1/2028 - 10/2065	653,862,468
						U.S. Treasuries (including strips)	0.00 - 4.50	4/2026 - 2/2053	6,789,056
									660,651,524
RBC Dominion Securities	3.66	3/2026	4/2026	232,000,000	232,165,107	U.S. Treasuries (including strips)	1.38 - 4.63	10/2028 - 11/2045	236,664,122
RBC Financial Group	3.65	1/2026	6/2026	167,000,000	169,472,063	Agency Mortgage-Backed Securities	1.57 - 6.50	1/2030 - 3/2056	137,666,300
						U.S. Treasuries (including strips)	0.00 - 6.13	4/2026 - 11/2055	33,954,312
									171,620,612
RBC Financial Group	3.65	1/2026	6/2026	78,000,000	79,162,525	Agency Mortgage-Backed Securities	2.32 - 7.00	1/2030 - 5/2058	61,473,480
						U.S. Treasuries (including strips)	0.00 - 4.88	5/2026 - 11/2055	18,700,335
									80,173,815
RBC Financial Group	3.68	3/2026	4/2026	769,000,000	772,301,573	U.S. Treasuries (including strips)	0.00 - 6.25	4/2026 - 11/2054	788,203,122
RBC Financial Group	3.68	3/2026	4/2026	384,000,000	385,648,640	Agency Mortgage-Backed Securities	4.27 - 5.50	9/2033 - 12/2055	12,895,058
						U.S. Treasuries (including strips)	0.00 - 4.88	4/2026 - 2/2056	380,403,976
									393,299,034
Royal Bank of Canada	3.66	3/2026	4/2026	232,000,000	232,165,107	U.S. Treasuries (including strips)	2.75 - 4.88	9/2027 - 8/2045	236,664,744
SMBC Nikko Securities America Inc	3.67	3/2026	4/2026	430,000,000	430,043,836	U.S. Treasuries (including strips)	2.00 - 5.25	4/2026 - 8/2051	438,647,686
SMBC Nikko Securities America Inc	3.67	3/2026	4/2026	154,000,000	154,015,699	Agency Mortgage-Backed Securities	1.50 - 6.50	11/2034 - 1/2056	135,877,129
						U.S. Treasuries (including strips)	0.25 - 4.13	2/2027 - 2/2050	21,218,907
									157,096,036
Societe Generale	3.66	3/2026	4/2026	290,000,000	290,176,900	U.S. Treasuries (including strips)	3.38 - 4.13	11/2032 - 5/2033	295,951,089
TD Securities (U.S.A.)	3.81	3/2026	4/2026	215,000,000	215,022,754	Corporate Debt Securities	2.00 - 6.54	10/2029 - 5/2050	225,774,070
TD Securities (U.S.A.)	3.67	3/2026	4/2026	121,000,000	121,012,335	Agency Mortgage-Backed Securities	2.00 - 6.00	10/2050 - 3/2056	123,432,582
Truist Securities Inc	3.90	3/2026	4/2026	27,000,000	27,002,925	Other Instrument (municipal debt)	2.45 - 5.00	9/2029 - 6/2058	28,846,489
US Bancorp Inv	3.93	3/2026	4/2026	334,000,000	334,036,462	Corporate Debt Securities	2.63 - 13.50	4/2026	360,760,837
US Bancorp Inv	3.84	3/2026	4/2026	86,000,000	86,009,173	Asset-Backed Securities	3.71 - 5.58	6/2027 - 6/2049	90,309,783
US Bancorp Inv	3.83	3/2026	4/2026	148,000,000	148,015,746	Corporate Debt Securities	0.70 - 8.88	4/2026 - 12/2079	153,391,848
						U.S. Treasuries (including strips)	3.50 - 4.00	11/2028 - 5/2030	1,966,850
									155,358,698
Wells Fargo Bank NA	3.68	3/2026	4/2026	127,000,000	127,090,876	U.S. Treasuries (including strips)	2.75 - 4.50	2/2028 - 12/2031	129,619,536
Wells Fargo Bank NA	3.67	3/2026	4/2026	445,000,000	445,272,192	U.S. Treasuries (including strips)	1.25 - 4.13	8/2027 - 10/2031	454,131,381
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	81,000,000	82,148,648	Equities	N/A	N/A	87,532,351
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	135,000,000	136,914,413	Corporate Debt Securities	0.00 - 14.00	5/2026 - 3/2038	145,886,873
Wells Fargo Securities, LLC	4.19(g)	3/2026	7/2026	135,000,000	136,869,788	Money Market	0.00	4/2026 - 3/2027	139,130,920
Wells Fargo Securities, LLC	4.19(g)	3/2026	7/2026	215,000,000	217,977,810	Money Market	0.00	5/2026	691
						Equities	N/A	N/A	127,211,451
						U.S. Treasuries (including strips)	3.88	3/2031	68,379,154
						Agency Collateralized Mortgage Obligation	0.00 - 5.50	6/2027 - 10/2055	31,206,640
									226,797,936
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	243,000,000	246,474,900	Equities	N/A	N/A	262,610,925
Wells Fargo Securities, LLC	4.19(g)	3/2026	7/2026	324,000,000	328,525,200	Equities	N/A	N/A	350,245,821
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	162,000,000	164,316,600	Equities	N/A	N/A	175,272,950
Wells Fargo Securities, LLC	4.19(g)	3/2026	7/2026	487,000,000	493,801,767	Equities	N/A	N/A	526,878,240
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	108,000,000	109,531,530	Equities	N/A	N/A	116,919,458
Wells Fargo Securities, LLC	4.29(g)	3/2026	7/2026	217,000,000	220,154,819	Equities	N/A	N/A	234,862,936
Wells Fargo Securities, LLC	4.24(g)	3/2026	6/2026	270,000,000	272,862,000	Equities	N/A	N/A	292,013,327
Wells Fargo Securities, LLC	3.89	3/2026	4/2026	350,000,000	350,037,819	Equities	N/A	N/A	378,041,667
Total Repurchase Agreements				81,455,025,000	81,594,549,028				84,003,577,669

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$204,527,000 due 04/01/2026 at 3.67%
HSBC Securities Inc (USA)	166,517,000
Rbc Dominion Securities Inc	38,010,000
204,527,000
$4,375,777,000 due 04/01/2026 at 3.67%
Bank of America NA	460,741,000
Bny Mellon Capital Market LLC	500,937,000
HSBC Securities Inc (USA)	80,123,000
MUFG Securities (Canada) Ltd.	351,955,000
Rbc Dominion Securities Inc	255,967,000
Sumitomo Mitsui Banking Corp	1,151,854,000
Sumitomo Mitsui Banking Corp/New York	691,112,000
Wells Fargo Bank NA	191,976,000
Wells Fargo Securities LLC	691,112,000
4,375,777,000
Money Market Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value (including repurchase agreements of $88,513,329,000) - See accompanying schedule: Unaffiliated issuers (cost $168,288,774,055)		$168,288,774,055
Cash		639,000,807
Receivable for fund shares sold		660,078,403
Interest receivable		110,384,700
Receivable for interfund loans		41,638,000
Prepaid expenses		55,987
Receivable from investment adviser for expense reductions		4,073,937
Other affiliated receivables		4,511
Other receivables		1,414,774
Total assets		169,745,425,174
Liabilities
Payable for investments purchased	$6,194,584,187
Payable for fund shares redeemed	699,281,765
Distributions payable	42,630,488
Accrued management fee	19,084,348
Distribution and service plan fees payable	52,123
Other affiliated payables	6,320,248
Other payables and accrued expenses	3,994,175
Total liabilities		6,965,947,334
Net Assets		$162,779,477,840
Net Assets consist of:
Paid in capital		$162,778,786,928
Total accumulated earnings (loss)		690,912
Net Assets		$162,779,477,840

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($75,253,399,540 ÷ 75,245,286,094 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($63,914,577 ÷ 63,913,661 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($204,694,893 ÷ 204,774,785 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($38,162,737 ÷ 38,161,412 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($87,219,306,093 ÷ 87,204,874,095 shares)		$1.00
Statement of Operations
Year ended March 31, 2026
Investment Income
Interest (including $2,021,596 from affiliated interfund lending)		$6,570,848,447
Expenses
Management fee	$220,326,433
Transfer agent fees	68,753,641
Distribution and service plan fees	423,236
Accounting fees and expenses	3,948,868
Custodian fees and expenses	755,834
Independent trustees' fees and expenses	362,640
Registration fees	5,104,629
Audit fees	58,320
Legal	60,528
Miscellaneous	301,182
Total expenses before reductions	300,095,311
Expense reductions	(50,271,923)
Total expenses after reductions		249,823,388
Net Investment income (loss)		6,321,025,059
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	142,915
Total net realized gain (loss)		142,915
Net increase in net assets resulting from operations		$6,321,167,974
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,321,025,059	$6,586,163,432
Net realized gain (loss)	142,915	31,606
Net increase in net assets resulting from operations	6,321,167,974	6,586,195,038
Distributions to shareholders	(6,321,182,132)	(6,585,351,666)

Share transactions - net increase (decrease)	12,958,141,371	22,421,419,509
Total increase (decrease) in net assets	12,958,127,213	22,422,262,881

Net Assets
Beginning of period	149,821,350,627	127,399,087,746
End of period	$162,779,477,840	$149,821,350,627

Financial Highlights
Money Market Portfolio Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.048	.052	.028	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.048	.052	.028	- B
Distributions from net investment income	(.040)	(.048)	(.052)	(.028)	- B
Total distributions	(.040)	(.048)	(.052)	(.028)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.08%	4.96%	5.33%	2.81%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.16%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.16%
Net investment income (loss)	4.00%	4.83%	5.22%	3.25%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$75,253,400	$66,451,051	$55,980,005	$42,431,573	$16,745,267

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Class II

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.039	.047	.051	.026	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.039	.047	.051	.026	- B
Distributions from net investment income	(.039)	(.047)	(.051)	(.026)	- B
Total distributions	(.039)	(.047)	(.051)	(.026)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.92%	4.80%	5.18%	2.65%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.16%
Expenses net of all reductions, if any	.33%	.33%	.33%	.33%	.16%
Net investment income (loss)	3.85%	4.68%	5.07%	3.10%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$63,915	$78,896	$85,590	$80,507	$89,652

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Class III

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.038	.046	.050	.025	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.038	.046	.050	.025	- B
Distributions from net investment income	(.038)	(.046)	(.050)	(.025)	- B
Total distributions	(.038)	(.046)	(.050)	(.025)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	3.82%	4.70%	5.07%	2.55%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.17%
Expenses net of all reductions, if any	.43%	.43%	.43%	.43%	.17%
Net investment income (loss)	3.75%	4.58%	4.97%	3.00%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$204,695	$22,854	$18,091	$31,354	$8,783

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Select Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.048	.052	.027	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.048	.052	.027	- B
Distributions from net investment income	(.040)	(.048)	(.052)	(.027)	- B
Total distributions	(.040)	(.048)	(.052)	(.027)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.03%	4.91%	5.28%	2.76%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.16%
Expenses net of all reductions, if any	.23%	.23%	.23%	.23%	.16%
Net investment income (loss)	3.95%	4.78%	5.17%	3.20%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$38,163	$44,983	$52,831	$40,260	$14,773

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Money Market Portfolio Institutional Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.040	.049	.052	.028	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.040	.049	.052	.028	- B
Distributions from net investment income	(.040)	(.049)	(.052)	(.028)	- B
Total distributions	(.040)	(.049)	(.052)	(.028)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	4.12%	5.00%	5.38%	2.85%	.04%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions, if any	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	4.04%	4.87%	5.26%	3.29%	.04%
Supplemental Data
Net assets, end of period (000 omitted)	$87,219,306	$83,223,567	$71,262,571	$54,946,001	$22,108,020

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio
Schedule of Investments March 31, 2026
Showing Percentage of Net Assets
Municipal Securities - 11.1%
	Principal Amount (a)	Value ($)
Arizona - 0.0%
Arizona - 0.0%
Health Care - 0.0%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% tender 1/1/2053 (b)	2,975,000	2,981,395
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2019 D, 5% tender 1/1/2046 (b)	2,150,000	2,155,251

TOTAL ARIZONA		5,136,646
Colorado - 0.1%
Colorado - 0.1%
General Obligations - 0.0%
Colorado St Ed Ln Prog TRAN (Colorado St Proj.) 5% 6/30/2026	1,215,000	1,221,349
Health Care - 0.1%
Colorado Health Facilities Authority (Advent Health Proj.) 5% tender 11/15/2049 (b)	195,000	197,317
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022B, 5% tender 5/15/2062 (b)	3,250,000	3,275,587
Colorado Health Facs Auth Rev (Advent Health Proj.) Series 2016 C, 5% tender 11/15/2036 (b)	7,180,000	7,276,969
		10,749,873
TOTAL COLORADO		11,971,222
Connecticut - 0.6%
Connecticut - 0.6%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2017 B2, 3.2% tender 7/1/2037 (b)	5,025,000	5,030,775
General Obligations - 0.6%
Connecticut St Gen. Oblig. 5% 11/15/2026	1,090,000	1,105,729
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2026	505,000	505,430
Fairfield CT Gen. Oblig. BAN Series 2025, 4% 7/2/2026	975,000	978,346
Ledyard CT BAN 3.75% 8/11/2026	6,000,000	6,018,973
Middlefield Conn Gen. Oblig. BAN 4% 10/14/2026	7,000,000	7,053,146
Regional Sch Dist No 13 CT BAN 3.5% 10/21/2026	11,500,000	11,559,196
Stratford CT Gen. Oblig. BAN 3.5% 7/23/2026	12,985,000	13,027,852
Watertown CT Gen. Oblig. BAN 3.5% 10/28/2026	23,100,000	23,228,339
		63,477,011
Housing - 0.0%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2025 SUB C 1, 3.3% 5/15/2026	425,000	425,000
Special Tax - 0.0%
Connecticut St Spl Tax Oblig Series 2025A, 5% 7/1/2026	3,900,000	3,923,660
TOTAL CONNECTICUT		72,856,446
District Of Columbia - 0.1%
District Of Columbia - 0.1%
General Obligations - 0.0%
District Columbia Gen. Oblig. Series E, 5% 6/1/2026	3,335,000	3,345,859
Special Tax - 0.1%
District Columbia Income Tax Rev 5% 6/1/2026	13,700,000	13,745,067
Water & Sewer - 0.0%
District Columbia Wtr & Swr Auth Pub Util Rev 5% 10/1/2026	220,000	222,737
TOTAL DISTRICT OF COLUMBIA		17,313,663
District Of Columbia,Virginia - 0.0%
District Of Columbia,Virginia - 0.0%
Escrowed/Pre-Refunded - 0.0%
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 6.5% 10/1/2041 (Pre-refunded to 10/1/2026 at 100) (h)	1,300,000	1,325,380
Florida - 0.1%
Florida - 0.1%
General Obligations - 0.0%
Lee Cnty FL Sch Brd Ctfs Partn (Lee Cnty FL Sch Dist Proj.) 5% 8/1/2026	900,000	906,681
Health Care - 0.0%
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 5% 8/15/2026	200,000	201,376
Water & Sewer - 0.1%
Miami-Dade Cnty FL Wtr & Swr Rev Series 2025 B, 5% 10/1/2026	9,525,000	9,633,638
Tampa Bay Water Series 2016C, 5% 10/1/2026	1,295,000	1,309,875
		10,943,513
TOTAL FLORIDA		12,051,570
Hawaii - 0.0%
Hawaii - 0.0%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. 5% 9/1/2026	3,110,000	3,142,368
Honolulu HI City & Cnty Gen. Oblig. Series 2025 D, 5% 7/1/2026	380,000	382,161
Honolulu HI City & Cnty Gen. Oblig. Series 2025 E, 5% 7/1/2026	1,430,000	1,438,314
Honolulu HI City & Cnty Gen. Oblig. Series 2025 F, 5% 7/1/2026	720,000	724,349

TOTAL HAWAII		5,687,192
Idaho - 0.0%
Idaho - 0.0%
Health Care - 0.0%
Idaho Health Facilities Authority (Trinity Health Proj.) Series 2013ID, 2.625% tender 12/1/2048 (b)	2,600,000	2,600,000
Illinois - 0.7%
Illinois - 0.7%
Escrowed/Pre-Refunded - 0.0%
Illinois Finance Authority Rev 4% 2/15/2036 (Pre-refunded to 2/15/2027 at 100)	420,000	425,822
Illinois Finance Authority Rev 4% 2/15/2041 (Pre-refunded to 2/15/2027 at 100)	1,740,000	1,762,491
		2,188,313
General Obligations - 0.5%
Cook Cnty IL Gen. Oblig. 5% 11/15/2026	4,060,000	4,118,873
Cook Cnty IL Gen. Oblig. Series 2016 A, 5% 11/15/2026	605,000	613,835
Cook Cnty IL Gen. Oblig. Series 2021 B, 4% 11/15/2026	3,045,000	3,072,002
Illinois St Gen. Oblig. 5% 4/1/2027 (f)	7,840,000	8,005,816
Illinois St Gen. Oblig. 5% 4/1/2027 (f)	2,000,000	2,042,300
Illinois St Gen. Oblig. Series 2017 A, 5% 12/1/2026	4,790,000	4,855,551
Illinois St Gen. Oblig. Series 2017 B, 5% 12/1/2026	2,300,000	2,331,475
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	4,055,000	4,064,015
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2026	11,475,000	11,614,238
Illinois St Gen. Oblig. Series 2018 A, 5% 10/1/2026	2,400,000	2,426,085
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2027	100,000	101,833
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2026	400,000	406,505
Illinois St Gen. Oblig. Series JUNE 2016, 5% 6/1/2026	1,170,000	1,174,346
Illinois St Gen. Oblig. Series March 2021 B, 5% 3/1/2027	300,000	305,360
Illinois St Gen. Oblig. Series MAY 2020, 5.5% 5/1/2026	800,000	801,403
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2026	4,975,000	5,000,568
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2026	870,000	871,406
Illinois St Gen. Oblig. Series NOVEMBER 2016, 5% 11/1/2026	3,550,000	3,592,655
Illinois St Gen. Oblig. Series OCT 2020 B, 5% 10/1/2026	300,000	303,049
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2027	300,000	305,319
Illinois St Gen. Oblig. Series SEPTEMBER 2025 B, 5% 9/1/2026	135,000	136,325
		56,142,959
Health Care - 0.0%
Illinois Fin Auth Rev (Advocate Health Care Network Proj.) SIFMA Municipal Swap Index + 0.3%, 2.72% tender 4/1/2051 (b)(g)	600,000	600,000
Special Tax - 0.2%
Cook Cnty Ill Sales Tax Rev Series 2024, 5% 11/15/2026	315,000	319,224
Illinois St Sales Tax Rev 5% 6/15/2026	1,250,000	1,254,280
Illinois St Sales Tax Rev Series DECEMBER 2025 A, 5% 6/15/2026	17,600,000	17,675,013
Illinois St Sales Tax Rev Series MARCH 2025A, 5% 6/15/2026	3,000,000	3,014,270
		22,262,787
TOTAL ILLINOIS		81,194,059
Kansas - 0.1%
Kansas - 0.1%
General Obligations - 0.1%
Wichita KS Gen. Oblig. BAN 5% 10/15/2026	14,185,000	14,364,077
Health Care - 0.0%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5% 3/1/2027 (f)	850,000	867,110
TOTAL KANSAS		15,231,187
Kentucky - 0.1%
Kentucky - 0.1%
General Obligations - 0.1%
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) 5% 5/1/2026	125,000	125,244
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2024 B, 5% 11/1/2026	1,855,000	1,879,679
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025 B, 5% 9/1/2026	1,700,000	1,716,140
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2026	1,900,000	1,918,040
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2026	455,000	461,211
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series SR A, 5% 10/1/2026	300,000	303,519
Kentucky St Tpk Auth Economic (Kentucky St Proj.) Series 2024A, 5% 7/1/2026	1,200,000	1,207,291

TOTAL KENTUCKY		7,611,124
Maine - 0.1%
Maine - 0.1%
General Obligations - 0.1%
Cape Elizabeth ME BAN Series 2026A, 5% 11/30/2026	12,200,000	12,407,134
Maryland - 0.2%
Maryland - 0.2%
General Obligations - 0.2%
Baltimore Cnty MD Gen. Oblig. Series 2020, 5% 3/1/2027	4,800,000	4,911,184
Baltimore Cnty MD Gen. Oblig. Series 2024, 5% 2/1/2027	6,300,000	6,432,174
Prince Georges County MD Series 2023A, 5% 8/1/2026	1,000,000	1,007,895
State of Maryland Gen. Oblig. 5% 8/1/2026	1,145,000	1,154,038
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2026	415,000	418,193
		13,923,484
Special Tax - 0.0%
Maryland St Dept Transn Cons Series 2018, 5% 10/1/2026	4,580,000	4,635,362
Maryland St Dept Transn Cons Series 2025 C, 5% 11/1/2026	670,000	678,787
		5,314,149
TOTAL MARYLAND		19,237,633
Massachusetts - 0.4%
Massachusetts - 0.4%
General Obligations - 0.4%
Burlington Mass BAN 3.5% 4/23/2027 (f)	15,200,000	15,352,760
Hopkinton MA BAN 4% 6/10/2026	35,000,000	35,065,110

TOTAL MASSACHUSETTS		50,417,870
Michigan - 0.1%
Michigan - 0.1%
General Obligations - 0.0%
Lansing Mich Sch Dist Series 2025 II, 5% 5/1/2026 (State of Michigan Guaranteed)	125,000	125,199
Health Care - 0.1%
Kent MI Hosp Fin Auth (Corewell Health Proj.) SIFMA Municipal Swap Index + 0.25%, 2.67% tender 1/15/2047 (b)(g)	2,715,000	2,715,000
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2026	8,775,000	8,781,997
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 5% 12/1/2026	300,000	305,126
		11,802,123
TOTAL MICHIGAN		11,927,322
Minnesota - 0.0%
Minnesota - 0.0%
General Obligations - 0.0%
Hennepin Cnty Minn Gen. Oblig. Series 2025D, 5% 12/1/2026	2,085,000	2,117,785
Minnesota St Gen. Oblig. Series 2017 A, 5% 10/1/2026	400,000	404,724
Minnesota St Gen. Oblig. Series 2024A, 5% 8/1/2026	1,345,000	1,355,423

TOTAL MINNESOTA		3,877,932
Nevada - 0.0%
Nevada - 0.0%
General Obligations - 0.0%
Clark Cnty NV School Dist Series 2015 C, 5% 6/15/2026	175,000	174,999
Clark Cnty NV School Dist Series 2020 B, 5% 6/15/2026	1,400,000	1,405,489
Clark Cnty NV School Dist Series 2025A, 5% 6/15/2026	2,900,000	2,911,194
		4,491,682
Water & Sewer - 0.0%
Las Vegas Valley NV Gen. Oblig. Series 2019 B, 5% 6/1/2026	750,000	752,909
TOTAL NEVADA		5,244,591
New Jersey - 3.2%
New Jersey - 3.2%
General Obligations - 3.2%
Bordentown Twp NJ Ban Gen. Oblig. BAN Series 2026A, 3.5% 3/25/2027	13,600,000	13,752,484
Brick Twp NJ Gen. Oblig. BAN Series 2026, 3.5% 3/12/2027	9,500,000	9,602,647
Burlington Cnty N J Gen. Oblig. BAN Series 2025A, 4% 6/17/2026	24,100,000	24,145,350
Cedar Grove Twp NJ Gen. Oblig. BAN Series 2025, 4% 6/24/2026	7,518,000	7,532,591
Collingswood NJ Gen. Oblig. BAN 3.5% 3/10/2027	5,100,000	5,151,470
Edison Twp NJ Gen. Oblig. BAN Series 2025, 4% 11/5/2026	20,370,000	20,546,775
Essex Cnty NJ Impt Auth Lease Gen. Oblig. BAN Series 2025, 4% 3/12/2027	165,000	167,206
Freehold Township NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/19/2026	22,022,500	22,128,785
Hazlet Twp NJ Gen. Oblig. BAN Series 2025 A, 3.5% 11/4/2026	9,700,000	9,751,697
Hudson Cnty NJ Impt Auth Lease Rev RAN Series B 1, 4% 6/24/2026	14,300,000	14,331,944
Jefferson Twp NJ Gen. Oblig. BAN 4% 6/12/2026	8,404,417	8,418,724
Lakewood NJ Tan Gen. Oblig. BAN Series 2025, 3.5% 12/16/2026	57,626,000	58,016,761
Monmouth Cnty NJ Impt Auth Rev Gen. Oblig. BAN Series 2026, 4% 3/12/2027	2,700,000	2,738,260
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series B, 5% 11/1/2026	660,000	668,196
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) Series 2024 SSS, 5% 6/15/2026	1,515,000	1,520,918
New Jersey Eda St Lease Rev (New Jersey St Proj.) Series 2017 B, 5% 6/15/2026	2,900,000	2,911,018
New Jersey St Gen. Oblig. 5% 6/1/2026	6,910,000	6,932,008
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (i)	500,000	491,032
New Jersey Trans Trust Fund Auth 5% 6/15/2026	305,000	306,454
New Jersey Trans Trust Fund Auth Series 2006 C, 0% 12/15/2026 (i)	375,000	368,319
New Jersey Trans Trust Fund Auth Series 2023AA, 5% 6/15/2026	240,000	240,983
North Brunswick Twp NJ Gen. Oblig. BAN Series 2025A, 4% 7/6/2026	41,225,000	41,331,334
Passaic Cnty NJ Gen. Oblig. BAN 3.5% 10/29/2026	17,000,000	17,092,927
Scotch Plains Twp NJ Gen. Oblig. BAN 3.75% 8/25/2026	3,000,000	3,008,496
Stafford Twp NJ Gen. Oblig. BAN Series 2025A, 3.5% 10/20/2026	25,700,000	25,834,550
Vernon Twp NJ Ban Gen. Oblig. BAN 3.75% 8/21/2026	5,900,000	5,922,334
Verona Twp NJ Gen. Oblig. BAN Series 2025B, 3.5% 10/21/2026	5,600,000	5,627,906
West Caldwell Twp NJ Gen. Oblig. BAN 3.75% 9/2/2026	7,200,000	7,234,023
West Milford Township NJ Gen. Oblig. BAN 3.75% 9/11/2026	9,400,000	9,444,539
Westfield NJ Gen. Oblig. BAN 4% 11/6/2026	6,846,000	6,884,635
Wood-Ridge Boro NJ BAN 4% 5/14/2026	12,900,000	12,911,780
Woodcliff Lake NJ Gen. Oblig. BAN 3.75% 9/18/2026	5,550,000	5,572,618
		350,588,764
Health Care - 0.0%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% tender 7/1/2045 (b)	2,380,000	2,392,377
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2024A, 5% 7/1/2026	100,000	100,469
		2,492,846
Housing - 0.0%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2024 D 2, 2.85% 11/1/2026	4,640,000	4,638,651
TOTAL NEW JERSEY		357,720,261
New Mexico - 0.1%
New Mexico - 0.1%
Housing - 0.1%
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	7,300,000	7,300,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	5,800,000	5,800,000
New Mexico Mtg Fin Auth (Nm Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) 3% tender 9/1/2057 (b)	650,000	650,000

TOTAL NEW MEXICO		13,750,000
New York - 1.7%
New York - 1.7%
General Obligations - 1.7%
Burnt Hills Ballston Lake NY Cent Sch Dist BAN Series 2025, 4% 6/18/2026	21,565,487	21,603,461
Connetquot Central School District TAN Series 2025 2026 TAXES, 3.25% 6/24/2026	4,000,000	4,006,230
Corning NY City Sch Dist Tan BAN Series 2025 A, 4% 6/18/2026	645,000	647,064
Hauppauge NY Un Free Sch Dist BAN Series 2026A, 3.5% 6/26/2026	5,300,000	5,311,932
Island Trees Ufsd New York BAN Series 2025, 3.5% 6/17/2026	10,200,000	10,217,434
Kingston NY City Sch Dist BAN Series 2025, 4% 6/30/2026	750,000	752,565
Livingston Cnty NY Gen. Oblig. BAN 3.5% 12/11/2026	10,900,000	10,917,817
Longwood Cent Sch Dist Suffolk Co NY TAN Series 2025 2026 TAXES, 4% 6/18/2026	4,000,000	4,012,029
Newburgh N Y Enlarged City Schdist BAN Series 2025, 4% 6/24/2026	56,500,000	56,613,385
Niagara-Wheatfield NY Csd BAN 4% 6/25/2026	8,700,000	8,716,694
South Colonie NY Cent Sch Dist BAN Series 2025A, 4% 7/9/2026	43,517,062	43,626,950
South Huntington NY Ufsd TAN Series 2025 2026 TAXES, 4% 6/24/2026	3,500,000	3,511,362
White Plains NY City Sch Dist BAN Series 2025, 3.5% 6/19/2026	17,900,000	17,936,384
		187,873,307
Water & Sewer - 0.0%
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2021 DD, 5% 6/15/2026	400,000	401,854
TOTAL NEW YORK		188,275,161
North Carolina - 0.1%
North Carolina - 0.1%
General Obligations - 0.1%
State of North Carolina (North Carolina St Proj.) Series 2017 B, 5% 5/1/2026	380,000	380,730
State of North Carolina Gen. Oblig. Series 2025B, 5% 5/1/2026	3,000,000	3,005,682
Wake Cnty Ltd Oblig (Wake Cnty NC Proj.) 5% 5/1/2026	4,000,000	4,005,842

TOTAL NORTH CAROLINA		7,392,254
Ohio - 1.5%
Ohio - 1.5%
General Obligations - 1.0%
Bay Village Ohio Gen. Oblig. BAN 4% 12/17/2026	2,700,000	2,720,173
Centerville OH Gen. Oblig. BAN Series 2026, 4% 4/1/2027 (f)	5,600,000	5,670,672
City of Columbus OH Gen. Oblig. Series 2023 A, 5% 8/15/2026	865,000	872,867
Cleveland OH Gen. Oblig. BAN Series 2025, 4% 12/9/2026	7,900,000	7,972,795
County of Muskingum OH Gen. Oblig. BAN Series 2025A, 4% 12/15/2026	11,700,000	11,802,998
County of Muskingum OH Gen. Oblig. BAN Series 2025B, 4% 6/16/2026	4,100,000	4,110,803
Cuyahoga Cnty OH Gen. Oblig. BAN 4.25% 5/4/2026	6,900,000	6,906,599
Delaware OH BAN 3.75% 4/16/2026	4,200,000	4,201,251
Delaware OH Gen. Oblig. BAN Series 2025C, 4.625% 4/16/2026	2,900,000	2,902,080
Hamilton OH Gen. Oblig. BAN Series 2025, 4% 12/15/2026	7,800,000	7,875,189
Huber Heights OH Gen. Oblig. BAN Series 2025, 5% 6/25/2026	9,100,000	9,136,529
Jonathan Alder OH Loc Sch Dist BAN 4% 6/2/2026	3,000,000	3,005,991
Lakewood OH Gen. Oblig. BAN 4% 4/7/2027 (f)	9,100,000	9,181,081
Lakewood OH Gen. Oblig. BAN 4% 4/9/2026	5,350,000	5,351,023
Lebanon OH Gen. Oblig. BAN 4% 1/21/2027	2,300,000	2,322,731
Miamisburg OH Gen. Oblig. BAN 3.75% 10/21/2026	2,350,000	2,365,754
Monroe OH Loc Sch Dist BAN 4% 12/2/2026	7,900,000	7,963,435
New Albany Ohio Gen. Oblig. BAN 3.75% 6/4/2026	3,600,000	3,606,826
Oak Hills OH Loc Sch Dist BAN 4% 6/3/2026	5,300,000	5,313,305
Ohio St Adult Correctional Cap Facs (State of Ohio Proj.) Series 2025A, 5% 10/1/2026	1,925,000	1,948,357
Solon OH Go Gen. Oblig. BAN 4% 12/8/2026	3,900,000	3,931,303
Springfield OH Gen. Oblig. BAN Series 2026, 4% 3/23/2027	3,800,000	3,854,595
State of Ohio Gen. Oblig. Series 2025A, 5% 9/1/2026	950,000	959,336
State of Ohio Gen. Oblig. Series 2025C, 5% 11/1/2026	740,000	750,245
State of Ohio Gen. Oblig. Series 2025D, 5% 11/1/2026	1,550,000	1,571,461
State of Ohio Series 2025A, 5% 12/1/2026	1,100,000	1,117,515
Vandalia City OH Gen. Oblig. BAN Series 2025, 4% 12/2/2026	4,200,000	4,234,868
Wyoming OH Gen. Oblig. BAN 4% 10/13/2026	2,900,000	2,921,129
Wyoming OH Gen. Oblig. BAN Series 2026, 4% 10/13/2026 (e)	1,850,000	1,863,996
		126,434,907
Health Care - 0.4%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) 5% 8/1/2026	100,000	100,770
Franklin Cnty OH Rev (Trinity Health Proj.) Series 2013OH, 2.625% tender 12/1/2046 (b)	4,300,000	4,300,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 7/16/2026 CP mode (b)	11,700,000	11,700,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 8/18/2026 CP mode (b)	8,300,000	8,300,000
Ohio St Hosp Rev (Cleveland Clinic Foundtn (The) Proj.) 2.42% tender 8/4/2026 CP mode (b)	14,700,000	14,700,000
		39,100,770
Resource Recovery - 0.1%
Central OH Solid Waste Auth Gen. Oblig. BAN 4% 10/28/2026	9,400,000	9,471,346
Water & Sewer - 0.0%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 6/1/2026	400,000	401,485
TOTAL OHIO		175,408,508
Oregon - 0.1%
Oregon - 0.1%
General Obligations - 0.0%
Oregon St Gen. Oblig. Series 2025 K, 5% 11/1/2026	2,700,000	2,737,733
Special Tax - 0.1%
Oregon St Dept Admin Lottery 5% 4/1/2026	11,400,000	11,400,000
TOTAL OREGON		14,137,733
Pennsylvania - 0.1%
Pennsylvania - 0.1%
General Obligations - 0.1%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 5% 6/1/2026	2,940,000	2,951,915
Pennsylvania St 5% 9/1/2026	6,500,000	6,567,160
Pennsylvania St Gen. Oblig. 5% 9/1/2026	1,140,000	1,150,677
Pennsylvania St Gen. Oblig. Series 2016, 5% 9/15/2026	210,000	212,197
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2026	1,055,000	1,064,020
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2027	1,800,000	1,845,107
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2026	265,000	268,077
Pennsylvania St Gen. Oblig. Series FIRST 2021, 5% 5/15/2026	100,000	100,268
		14,159,421
Health Care - 0.0%
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (b)	1,265,000	1,279,131
TOTAL PENNSYLVANIA		15,438,552
Rhode Island - 0.1%
Rhode Island - 0.1%
General Obligations - 0.1%
Barrington RI BAN 4% 5/28/2026	7,700,000	7,710,370
South Kingston RI BAN Series 2025 I, 4% 6/25/2026	8,025,000	8,042,765

TOTAL RHODE ISLAND		15,753,135
South Carolina - 0.7%
South Carolina - 0.7%
General Obligations - 0.7%
Berkeley Cnty SC School Dist Series 2025A, 5% 6/1/2026	1,005,000	1,008,761
Charleston County School District BAN 5% 5/7/2026	15,765,000	15,793,917
Clover SC Sch Dist No 2 York Cnty BAN Series 2025, 5% 10/1/2026	16,405,000	16,600,125
Greenville CO School Dist SC Series 2025C, 5% 6/29/2026	5,880,000	5,914,394
Orangeburg County School District BAN Series 2025, 5% 8/13/2026	3,565,000	3,596,477
York Cnty SC Sch Dist No 1 York BAN Series 2025, 4% 7/30/2026	1,200,000	1,205,611
York Cnty SC Sch Dist No 4 Fort Mill BAN 4% 10/7/2026	32,990,000	33,238,863

TOTAL SOUTH CAROLINA		77,358,148
Texas - 0.4%
Texas - 0.4%
Education - 0.0%
Texas A&M Univ Revs Series 2024A, 5% 5/15/2026	450,000	451,346
Electric Utilities - 0.0%
Austin TX Elec Util Sys Rev Series 2025, 5% 11/15/2026	1,200,000	1,217,181
Escrowed/Pre-Refunded - 0.0%
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev 5% tender 11/15/2052 (b)	590,000	591,031
General Obligations - 0.3%
Dallas TX Gen. Oblig. Series 2025, 5% 8/15/2026	3,860,000	3,893,240
Del Valle Tex Indpt Sch Dist 5% 6/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,004,956
Eagle Mtn & Saginaw TX Isd Series 2025 A, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed)	1,000,000	1,008,687
Harris Cnty TX Gen. Oblig. Series 2024 A, 5% 9/15/2026	1,070,000	1,081,017
Houston TX Indpt Sch Dist Series 2025 B, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	950,000	969,949
Houston TX TRAN 4% 6/30/2026	5,800,000	5,819,669
Houston TX TRAN Series 2025, 5% 6/30/2026	11,600,000	11,667,527
Keller Texas Indpt School Dist Series 2025, 5% 2/15/2027 (Permanent Sch Fund of Texas Guaranteed)	5,300,000	5,414,916
Royal TX Indpt Sch Dist Series 2026, 5% 8/15/2026 (Permanent Sch Fund of Texas Guaranteed) (f)	1,805,000	1,818,989
Texas State Gen. Oblig. Series 2016 A, 5% 4/1/2026	295,000	295,000
Texas State Gen. Oblig. Series 2024, 5% 10/1/2026	400,000	404,665
		33,378,615
Health Care - 0.0%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 12/1/2026	710,000	720,293
Water & Sewer - 0.1%
City of El Paso TX Water & Sewer Revenue Series 2026, 5% 3/1/2027 (f)	1,000,000	1,020,480
Houston TX Util Sys Rev Series 2016 B, 5% 11/15/2026	300,000	303,986
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2026	500,000	506,987
Tarrant Regl Wtr Dist Tex Wtr 5% 3/1/2027 (f)	3,895,000	3,975,471
Texas Wtr Dev Brd Series 2022, 5% 10/15/2026	400,000	405,209
		6,212,133
TOTAL TEXAS		42,570,599
Virginia - 0.1%
Virginia - 0.1%
Escrowed/Pre-Refunded - 0.1%
Hampton Rds VA Transn Accountability Commn Rev Series 2021 A, 5% 7/1/2026	7,910,000	7,955,452
Washington - 0.2%
Washington - 0.2%
General Obligations - 0.2%
King & Snohomish Cnty WA Sch Dist No 417 Series 2024, 5% 12/1/2026 (State of Washington Guaranteed)	925,000	939,073
King Cnty WA Gen. Oblig. Series 2025B, 5% 12/1/2026	6,200,000	6,301,636
Snohomish Cnty Wash SD No 201 Series 2025, 5% 12/1/2026 (State of Washington Guaranteed)	2,300,000	2,334,029
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2026	100,000	100,845
State of Washington Gen. Oblig. Series R 2026A, 5% 7/1/2026	15,600,000	15,692,242
		25,367,825
Water & Sewer - 0.0%
Seattle WA Wtr Sys Rev Series 2025, 5% 5/1/2026	2,860,000	2,865,560
TOTAL WASHINGTON		28,233,385
Wisconsin - 0.2%
Wisconsin - 0.2%
General Obligations - 0.2%
Madison WI Met Sch Dist TRAN Series 2025, 5% 9/1/2026	13,500,000	13,635,304
Wisconsin St Gen. Oblig. Series 2024 1, 5% 5/1/2026	1,310,000	1,312,062
Wisconsin St Gen. Oblig. Series 2025 2, 5% 5/1/2026	1,370,000	1,372,646
Wisconsin St Gen. Oblig. Series 2025 3, 5% 5/1/2026	1,635,000	1,638,230
		17,958,242
Health Care - 0.0%
Wisconsin Health & Educational Facilities Authority (Advocate Health Care Network Proj.) 5% tender 8/15/2054 (b)	1,135,000	1,143,231
Special Tax - 0.0%
Wisconsin St Gen. Oblig. Series 2024 2, 5% 5/1/2026	1,105,000	1,107,147
TOTAL WISCONSIN		20,208,620
TOTAL MUNICIPAL SECURITIES (Cost $1,300,292,779)		1,300,292,779

Tender Option Bond - 26.7%
	Principal Amount (a)	Value ($)
Alabama - 1.6%
Alabama Infirmary Health Rev Participating VRDN Series 5065, 2.45% 2/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	58,385,000	58,385,000
Alabama Southeast Energy Participating VRDN Series 2025 ZF1799, 2.45% 1/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,875,000	1,875,000
Alabama Spl Cre Fac Fin A Birm Participating VRDN 2.45% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,965,000	1,965,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0518, 2.47% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,335,000	3,335,000
Black Belt Energy Gas District Participating VRDN Series 2025 XF8002, 2.45% 5/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	29,250,000	29,250,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 XL0702, 2.47% 10/1/2035 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,900,000	7,900,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 2025 ZL0724, 2.47% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,765,000	9,765,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 5088, 2.62% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	6,300,000	6,300,000
Black Belt Energy Gas District Alagas Proj Rev Participating VRDN Series 5104, 2.62% 5/1/2056 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	10,000,000	10,000,000
Black Belt Energy Gas District Participating VRDN 2.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,950,000	8,950,000
Black Belt Energy Gas District Participating VRDN 2.47% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Black Belt Energy Gas District Participating VRDN 2.47% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	970,000	970,000
Black Belt Energy Gas District Participating VRDN Series 2023 XM1144, 2.47% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,250,000	6,250,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0487, 2.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,125,000	2,125,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0508, 2.47% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,590,000	8,590,000
Black Belt Energy Gas District Participating VRDN Series 2023 ZL0509, 2.47% 2/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,335,000	2,335,000
Black Belt Energy Gas District Participating VRDN Series 2024 XM1190, 2.47% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Black Belt Energy Gas District Participating VRDN Series 2025 XM1233, 2.47% 3/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Energy Southeast Ala Coop Distenergy Supply Rev Participating VRDN Series 2023 XM1139, 2.47% 11/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,900,000	5,900,000
Energy Southeast Ala Coop Distenergy Supply Rev Participating VRDN Series 2024 XL0542, 2.47% 7/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,080,000	3,080,000
Jefferson County Swr Rev Participating VRDN Series 2024 XL0531, 2.46% 10/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,700,000	1,700,000
Southeast Ala Gas Supply Distgas Supply Rev Participating VRDN Series 2024 XF1694, 2.47% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,250,000	1,250,000
Southeast Energy Auth Participating VRDN 2.45% 1/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,340,000	2,340,000
Southeast Energy Auth Participating VRDN Series 2023 XM1135, 2.45% 1/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Southeast Energy Auth Participating VRDN Series 2025 XF1801, 2.46% 1/1/2056 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,500,000	2,500,000
Southeast Energy Auth Participating VRDN Series 2025 XF1887, 2.47% 11/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
TOTAL ALABAMA		186,365,000
Alabama,Arizona - 0.0%
Jefferson County AL Board Ed Participating VRDN Series 2023 YX1319, 2.46% 2/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,025,000	2,025,000
Alaska - 0.2%
Alaska Indl Dev & Expt Auth Rev Participating VRDN 2.45% 10/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	8,950,000	8,950,000
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.65% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
Anchorage AK MBIA Participating VRDN 2.45% 6/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	10,400,000	10,400,000
Anchorage Alaska Solid Waste Svcs Rev Participating VRDN Series 2023 XG0518, 2.54% 11/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,300,000	4,300,000
TOTAL ALASKA		25,150,000
Arizona - 0.4%
Arizona Health Facilities Auth Rev Participating VRDN Series 2022 MIZ9101, 2.62% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	1,200,000	1,200,000
Arizona Health Facs Auth Rev Participating VRDN Series 3384, 2.45% 1/1/2037 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	8,500,000	8,500,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.65% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,200,000	3,200,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.65% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,300,000	1,300,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.65% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	995,000	995,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.65% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,700,000	2,700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.65% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,700,000	1,700,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.65% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,600,000	2,600,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.65% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,105,000	2,105,000
Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.65% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,600,000	1,600,000
Arizona Ind Dev Auth Participating VRDN 2.65% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	5,715,555	5,715,555
Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,100,000	4,100,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.65% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,035,000	1,035,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 2.65% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,485,000	2,485,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 2.65% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 2.65% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,520,000	1,520,000
Mesa AZ Util Sys Rev Participating VRDN 2.47% 7/1/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,850,000	2,850,000
Salt Verde Finl Corp Sr Gas Rev Participating VRDN Series 2018 XF2537, 2.46% 12/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,200,000	1,200,000
TOTAL ARIZONA		46,305,555
California - 0.3%
California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.6% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	10,325,000	10,325,000
California St Univ Rev Participating VRDN 2.44% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,750,000	3,750,000
California St Univ Rev Participating VRDN 2.44% 11/1/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,075,000	8,075,000
River Islands Pub Fing Auth Participating VRDN 2.6% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	7,600,000	7,600,000
Univ CA Regts Med Ctr Pooled Rev Participating VRDN 2.44% 5/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,685,000	2,685,000
TOTAL CALIFORNIA		32,435,000
Colorado - 0.6%
Colorado Ctfs of Prtn Participating VRDN 2.45% 12/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,720,000	8,720,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN 2.45% 11/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,905,000	3,905,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2019 XG0251, 2.47% 8/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	720,000	720,000
Colorado Health Facilities Auth Rev Bonds Participating VRDN Series 2020 XM0829, 2.45% 8/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,400,000	4,400,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XF1619, 2.45% 5/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,800,000	6,800,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XL0436, 2.45% 5/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,710,000	3,710,000
Colorado Health Facilities Authority Participating VRDN Series 2023 XM1124, 2.45% 11/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,345,000	2,345,000
Colorado Health Facilities Authority Participating VRDN Series 2025 XF1990, 2.45% 5/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,360,000	3,360,000
Colorado Health Facilities Authority Series 2025 MS0043, 2.62% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	4,600,000	4,600,000
Colorado Springs Colo Utils Participating VRDN Series 2025 YX1433, 2.45% 11/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,115,000	4,115,000
Denver CO City & Cnty Brd Wtr Participating VRDN Series 2025 XF8032, 2.45% 9/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,670,000	2,670,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XG0603, 2.45% 12/1/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,000,000	5,000,000
Denver CO Cty & Cnty Sch Dis 1 Participating VRDN Series 2025 XL0717, 2.45% 12/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,000,000	4,000,000
Regional Transn Dist CO Sales Participating VRDN Series 2025 CF7024, 2.45% 11/1/2033 (Liquidity Facility Citibank NA) (b)(c)	15,700,000	15,700,000
TOTAL COLORADO		70,045,000
Connecticut - 0.5%
Conn St Hsg Fin Auth Participating VRDN Series 2025 CF7067, 2.45% 11/15/2052 (Liquidity Facility Citibank NA) (b)(c)	5,400,000	5,400,000
Connecticut St Participating VRDN Series 2017 014, 2.46% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	24,775,000	24,775,000
Connecticut St Participating VRDN Series 2017 016, 2.46% 6/1/2037 (Liquidity Facility Barclays Bank PLC) (b)(c)	21,800,000	21,800,000
Connecticut St Spl Tax Oblig Participating VRDN Series 2026 XF3507, 2.7% 7/1/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,750,000	3,750,000
TOTAL CONNECTICUT		55,725,000
Delaware - 0.0%
Delaware Multi Fam Hsg Chritina Village Participating VRDN 2.65% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,600,000	2,600,000
District Of Columbia - 0.3%
District Columbia Gen. Oblig. Participating VRDN 2.45% 6/1/2040 (Liquidity Facility Citibank NA) (b)(c)	12,360,000	12,360,000
District Columbia Income Tax Rev Participating VRDN Series 2025 XF1998, 2.45% 6/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	10,665,000	10,665,000
District Columbia Income Tax Rev Participating VRDN Series 2025 ZF3379, 2.45% 6/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,270,000	3,270,000
District Columbia Participating VRDN 2.45% 6/1/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,965,000	2,965,000
TOTAL DISTRICT OF COLUMBIA		29,260,000
District Of Columbia,Virginia - 0.1%
Metropolitan WA DC Arp Toll Rd Participating VRDN Series 2020 XF0919, 2.45% 10/1/2053 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,355,000	1,355,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XF0853, 2.46% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	9,475,000	9,475,000
Metropolitan Washington Arpts Auth Dulles Toll Road Rev Participating VRDN Series 2019 XG0267, 2.47% 10/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,715,000	1,715,000
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		12,545,000
Florida - 2.6%
Broward Cnty Fla Convention Ctr Hotel Rev Participating VRDN Series 2023 XF1641, 2.52% 1/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	10,700,000	10,700,000
Capital Trust Auth Participating VRDN Series 5094, 2.45% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	33,755,000	33,755,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN 2.5% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,000,000	4,000,000
County of Broward FL Tourist Development Tax Revenue Participating VRDN Series 2023 XL0429, 2.53% 9/1/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,315,000	2,315,000
Florida Hsg Fin Corp Rev Participating VRDN 2.45% 7/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	10,225,000	10,225,000
Florida St Dept Transn Tpk Rev Participating VRDN 2.45% 7/1/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,750,000	3,750,000
Gainesville FL Utils Sys Rev Participating VRDN Series 2023 YX1284, 2.45% 10/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,815,000	7,815,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2024 XF3239, 2.45% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	12,050,000	12,050,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XG0617, 2.45% 11/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,700,000	3,700,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XL0669, 2.98% 11/15/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,800,000	3,800,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1229, 2.45% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,700,000	6,700,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1246, 2.45% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,245,000	5,245,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1282, 2.45% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,185,000	5,185,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1314, 2.45% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,535,000	7,535,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 XM1336, 2.45% 11/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,700,000	7,700,000
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev Participating VRDN Series 2025 ZF3394, 2.45% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,170,000	3,170,000
Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.62% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	9,700,000	9,700,000
JEA FL Wtr & Swr Sys Rev Participating VRDN Series 2025 ZF3393, 2.45% 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,530,000	5,530,000
JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.58% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	6,395,000	6,395,000
Miami-Dade Cnty FL Sch Dist Participating VRDN 2.45% 3/15/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,800,000	2,800,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2025 CF7023, 2.47% 3/15/2047 (Liquidity Facility Citibank NA) (b)(c)	13,000,000	13,000,000
Miami-Dade Cnty FL Sch Dist Participating VRDN Series 2026 CF7087, 2.45% 3/15/2046 (Liquidity Facility Citibank NA) (b)(c)	10,550,000	10,550,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2023 XM1122, 2.45% 10/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	13,900,000	13,900,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2025 XL0725, 2.7% 10/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,200,000	2,200,000
Miami-Dade Cnty FL Wtr & Swr Rev Participating VRDN Series 2025 XM1296, 2.75% 10/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,375,000	6,375,000
Miami-Dade County Expressway Auth Participating VRDN 2.45% 10/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,000,000	6,000,000
Miami-Dade County Expressway Auth Participating VRDN Series 2019 XG0252, 2.47% 7/1/2034 (Liquidity Facility Bank of America, N.A.) (b)(c)	7,400,000	7,400,000
Palm Beach Cnty Fla Health Facs Auth Hosp Rev Participating VRDN Series 2022 XG0370, 2.52% 8/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	13,715,000	13,715,000
Pasco County FL Hosp Rev Participating VRDN Series 2023 XM1155, 2.45% 7/1/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	10,685,000	10,685,000
Sarasota Co FL Pub Hsp Dst Hsp Participating VRDN Series 5108, 2.45% 7/1/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	19,400,000	19,400,000
South Broward Hosp Dist FL Rev Participating VRDN Series 2021 XG0345, 2.45% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	200,000	200,000
South Miami FL Hlth Fcs Hsp Rv Participating VRDN Series 2018 XG0173, 2.52% 8/15/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,600,000	5,600,000
Tallahassee FL Health Facs Rev Participating VRDN Series 2023 XG0485, 2.45% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,595,000	2,595,000
Tampa Bay Water Participating VRDN Series 2023 ZL0485, 2.45% 10/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,500,000	2,500,000
Tampa Bay Water Participating VRDN Series 2025 ZF1961, 2.45% 10/1/2054 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,670,000	4,670,000
Tampa Bay Water Series 2025 MS0066E, 2.6% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,770,000	7,770,000
Tampa FL Health Sys Rev Participating VRDN 2.45% 11/15/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,250,000	5,250,000
Tampa FL Health Sys Rev Participating VRDN Series 2023 XF3146, 2.47% 11/15/2046 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,930,000	6,930,000
Tampa FL Hosp Rev Participating VRDN Series 2025 XG0613, 2.45% 8/1/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,800,000	4,800,000
Wildwood Util Dependent Dist FL Util Rev Participating VRDN Series 2025 XM1210, 2.45% 10/1/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,590,000	3,590,000
TOTAL FLORIDA		299,200,000
Georgia - 1.2%
Brookhaven Development Authority Participating VRDN Series 2019 XG0244, 2.45% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	170,000	170,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.46% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	30,695,000	30,695,000
Burke County Indl Dev Auth Poll Cont Rev Participating VRDN 2.47% 11/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	15,400,000	15,400,000
Cartersville GA Wtr & Swr Rev Participating VRDN Series 2026 XF8125, 2.45% 6/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,200,000	3,200,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XF3106, 2.46% 7/1/2063 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,085,000	8,085,000
Georgia Muni Elec Auth Pwr Rev Participating VRDN Series 2023 XG0470, 2.47% 1/1/2059 (Liquidity Facility Bank of America, N.A.) (b)(c)	8,150,000	8,150,000
Georgia St Gen. Oblig. Participating VRDN 2.44% 7/1/2037 (Liquidity Facility Citibank NA) (b)(c)	9,375,000	9,375,000
Georgia St Gen. Oblig. Participating VRDN Series 2024 CF7007, 2.45% 7/1/2041 (Liquidity Facility Citibank NA) (b)(c)	3,500,000	3,500,000
Main Street Natural Gas Inc Participating VRDN Series 2019 XF0751, 2.45% 5/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	38,225,000	38,225,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XF1601, 2.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,800,000	6,800,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XM1134, 2.45% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Main Street Natural Gas Inc Participating VRDN Series 2023 XM1136, 2.45% 12/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,700,000	2,700,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1655, 2.45% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,105,000	3,105,000
Main Street Natural Gas Inc Participating VRDN Series 2023 ZF1659, 2.45% 12/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,810,000	2,810,000
Main Street Natural Gas Inc Participating VRDN Series 2024 XM1187, 2.47% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Muni Elec Auth of Georgia Participating VRDN Series 2019 XG0254, 2.47% 1/1/2063 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,305,000	5,305,000
TOTAL GEORGIA		143,320,000
Idaho - 0.1%
Idaho Health Facs Auth Rev Participating VRDN 2.45% 3/1/2043 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,750,000	3,750,000
Idaho Hsg & Fin Assn Participating VRDN Series 2024 XG0565, 2.45% 1/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,590,000	2,590,000
TOTAL IDAHO		6,340,000
Illinois - 2.3%
Chicago IL Gen. Oblig. Participating VRDN 2.45% 1/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	250,000	250,000
Chicago IL Gen. Oblig. Participating VRDN Series 2025 XL0691, 2.45% 1/1/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,575,000	4,575,000
Chicago IL Participating VRDN Series E 169, 2.48% 5/31/2030 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	49,200,000	49,200,000
Chicago O'Hare Int'l Arpt Rev Participating VRDN Series 2019 XF0736, 2.45% 1/1/2061 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,625,000	6,625,000
Chicago Transit Auth Participating VRDN Series 2020 XL0145, 2.46% 12/1/2057 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,485,000	5,485,000
Illinois Fin Auth Participating VRDN 2.45% 5/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,135,000	5,135,000
Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.72% 8/15/2030 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)	16,300,000	16,300,000
Illinois Fin Auth Rev Participating VRDN Series 2018 XF0711, 2.45% 5/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,900,000	9,900,000
Illinois Fin Auth Rev Participating VRDN Series 2023 XF1540, 2.45% 12/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Illinois Fin Auth Rev Participating VRDN Series 5103, 2.45% 8/15/2057 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	20,020,000	20,020,000
Illinois Finance Authority Rev Participating VRDN 2.45% 8/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,700,000	2,700,000
Illinois Gen. Oblig. Participating VRDN 2.47% 11/1/2029 (Liquidity Facility Bank of America, N.A.) (b)(c)	10,100,000	10,100,000
Illinois Gen. Oblig. Participating VRDN 2.47% 5/1/2039 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,500,000	4,500,000
Illinois Gen. Oblig. Participating VRDN Series 2022 XL0260, 2.45% 3/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,800,000	4,800,000
Illinois Gen. Oblig. Participating VRDN Series 2023 XF3111, 2.45% 5/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,700,000	5,700,000
Illinois Gen. Oblig. Participating VRDN Series 2024 YX1338, 2.45% 5/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,915,000	7,915,000
Illinois Gen. Oblig. Participating VRDN Series 2025 XF8078, 2.45% 9/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	13,500,000	13,500,000
Illinois Housing Development Authority Participating VRDN 2.45% 10/1/2043 (Liquidity Facility Citibank NA) (b)(c)	2,355,000	2,355,000
Illinois Housing Development Authority Participating VRDN 2.45% 4/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	11,655,000	11,655,000
Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.65% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	26,500,000	26,500,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.45% 1/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	10,300,000	10,300,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN 2.48% 1/1/2046 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,310,000	1,310,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2015 XF077, 2.48% 1/1/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,360,000	6,360,000
Illinois St Toll Hwy Auth Hwy Rev Participating VRDN Series 2022 ZF1388, 2.48% 1/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,000,000	2,000,000
Metropolitan Pier & Exposition Participating VRDN Series 2015 XF1045, 2.46% 6/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,120,000	2,120,000
Metropolitan Pier & Exposition Participating VRDN Series 2025 XF1962, 2.45% 6/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Metropolitan Pier & Exposition Participating VRDN Series 2025 XF8081, 2.45% 6/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	25,900,000	25,900,000
Metropolitan Pier & Exposition Participating VRDN Series 2026 XF3514, 2.45% 6/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,745,000	3,745,000
Regional Transn Auth IL Participating VRDN 2.48% 6/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,510,000	2,510,000
TOTAL ILLINOIS		267,960,000
Indiana - 0.3%
Indiana Fin Auth Health Facilities Rev Participating VRDN Series 2023 XF1569, 2.45% 8/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,095,000	6,095,000
Indiana Fin Auth Health Sys Rev Participating VRDN 2.45% 10/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,785,000	5,785,000
Indiana Fin Auth Health Sys Rev Participating VRDN Series 2025 006, 2.45% 10/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	24,855,000	24,855,000
TOTAL INDIANA		36,735,000
Iowa - 0.2%
Iowa Fin Auth Rev Participating VRDN Series 2024 003, 2.67% 3/1/2027 (Liquidity Facility Barclays Bank PLC) (b)(c)	12,400,000	12,400,000
Iowa Fin Auth Single Family Mtg Rev Participating VRDN Series 2023 XG0522, 2.45% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,250,000	4,250,000
Polk Co IA Gen. Oblig. Participating VRDN Series 2025 XL0666, 2.45% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,355,000	4,355,000
State of Iowa Board of Regents Participating VRDN 2.45% 9/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,025,000	4,025,000
TOTAL IOWA		25,030,000
Kansas - 0.0%
Wyandotte Cnty Ks Uni Sd 500 Participating VRDN Series 2025 ZF1819, 2.45% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,875,000	1,875,000
Kentucky - 0.2%
CommonSpirit Health Participating VRDN Series 2020 MIZ9021, 2.52% 5/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	4,400,000	4,400,000
Covington City KY Participating VRDN Series 2024 XL0569, 2.47% 12/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,185,000	2,185,000
Jefferson County Board of Education/KY Participating VRDN Series 2024 XM1182, 2.45% 9/1/2040 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Kentucky Comm Network Rev Participating VRDN 2.47% 9/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Kentucky Econ Dev Fin Auth Hosp Rev Participating VRDN Series 2023 XF3181, 2.46% 6/1/2041 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,200,000	2,200,000
Kentucky Gas Supply Rev Participating VRDN Series 2025 XM1237, 2.47% 6/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1188, 2.47% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Kentucky Inc Pub Energy Participating VRDN Series 2024 XM1189, 2.47% 8/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,800,000	1,800,000
Kentucky Pub Energy Participating VRDN 2.46% 4/1/2054 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,760,000	4,760,000
Kentucky Pub Energy Participating VRDN 2.47% 5/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,205,000	1,205,000
TOTAL KENTUCKY		27,350,000
Louisiana - 0.3%
Louisiana Pub Facs Rev Participating VRDN Series 2023 YX1295, 2.45% 5/15/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	14,205,000	14,205,000
Louisiana Pub Facs Rev Participating VRDN Series 2025 XF1971, 2.45% 5/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,750,000	2,750,000
New Orleans LA Rev Participating VRDN Series 5099, 2.45% 6/30/2026 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	15,800,000	15,800,000
TOTAL LOUISIANA		32,755,000
Maryland - 0.2%
Maryland St Hlth & HI Ed Facs VRDN Series 2026 BAML5071, 2.98% 7/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,750,000	5,750,000
Montgomery County Housing Opportunities Commission Participating VRDN 2.45% 1/1/2071 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,700,000	6,700,000
Prince Georges County MD Gen. Oblig. Participating VRDN Series 2025 CF7060, 2.45% 7/15/2039 (Liquidity Facility Citibank NA) (b)(c)	5,100,000	5,100,000
State of Maryland Gen. Oblig. Participating VRDN Series 2025 CF7049, 2.45% 3/15/2035 (Liquidity Facility Citibank NA) (b)(c)	10,400,000	10,400,000
TOTAL MARYLAND		27,950,000
Michigan - 0.3%
Bronson MI Hlth Rev Participating VRDN Series 2025 XL0615, 2.45% 5/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,175,000	3,175,000
Michigan Fin Auth Rev Participating VRDN Series 2019 XF0782, 2.45% 2/15/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	770,000	770,000
Michigan Fin Auth Rev Participating VRDN Series 2025 XF3362, 2.45% 11/1/2044 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,555,000	3,555,000
Michigan Finance Authority Participating VRDN Series 2025 XG0634, 2.47% 3/1/2051 (Liquidity Facility Bank of America, N.A.) (b)(c)	9,700,000	9,700,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN 2.45% 12/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,650,000	3,650,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XF1581, 2.46% 12/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,400,000	2,400,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2023 XL0467, 2.45% 6/1/2054 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,000,000	4,000,000
Michigan Hsg Dev Auth Rent Hsg Rev Participating VRDN Series 2025 XF8087, 2.45% 6/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,625,000	2,625,000
Michigan St Hosp Fin Auth Rev Participating VRDN 2.45% 11/15/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
Michigan St Univ Revs Participating VRDN Series 2024 XM1171, 2.45% 8/15/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Okemos Mich School Dist Participating VRDN Series 2026 XG0635, 2.45% 11/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,220,000	5,220,000
TOTAL MICHIGAN		40,095,000
Minnesota - 0.2%
Duluth Econ Dev Auth Health Care Facs Rev Participating VRDN Series 2023 XG0523, 2.46% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,900,000	4,900,000
Minnesota Municipal Gas AgencyParticipating VRDN 2.8% 9/1/2035 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,625,000	5,625,000
Minnesota St Gen. Oblig. Participating VRDN Series 2024 CF7001, 2.44% 9/1/2041 (Liquidity Facility Citibank NA) (b)(c)	10,200,000	10,200,000
Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	6,599,997	6,599,997
TOTAL MINNESOTA		27,324,997
Mississippi - 0.1%
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.65% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	3,500,000	3,500,000
Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.65% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,150,000	2,150,000
Mississippi Home Corp Single Family Mtg Rev Participating VRDN Series 2025 XX1388, 2.45% 12/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,250,000	3,250,000
TOTAL MISSISSIPPI		8,900,000
Missouri - 1.2%
Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.65% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,595,000	2,595,000
Kansas City Spl Oblig Participating VRDN Series 2022 XG0361, 2.46% 9/1/2046 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,090,000	6,090,000
Kansas City Spl Oblig Participating VRDN Series 2022 YX1193, 2.46% 9/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,115,000	9,115,000
Missouri Health & Edl Facilities Auth Rev Participating VRDN Series C 16, 2.47% 3/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	32,500,000	32,500,000
Missouri Health & Edl Facs Rev Participating VRDN Series C 23, 2.46% 6/1/2045 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	19,700,000	19,700,000
Missouri Hlth & Edl Facs Rev Participating VRDN Series 2025 XF1841, 2.45% 4/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,665,000	2,665,000
Missouri Hlth Facs Auth Rev Participating VRDN Series 5066, 2.45% 6/1/2045 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	23,000,000	23,000,000
Missouri St Hefa Edl Facs Rev Participating VRDN 2.45% 6/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,445,000	3,445,000
Missouri St Hsg Dev Commn Single Family Mtg Rev Participating VRDN Series 2025 XF1885, 2.45% 11/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,600,000	5,600,000
Montana Hlth Facs Auth Rev Participating VRDN 2.45% 11/15/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	22,200,000	22,200,000
St Louis Cnty MO Spl Oblig Participating VRDN Series 2022 XG0382, 2.45% 12/1/2047 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,200,000	5,200,000
St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.65% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,500,000	1,500,000
St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.65% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,979,998	2,979,998
TOTAL MISSOURI		136,589,998
Nebraska - 0.1%
Central Plains Energy Proj Rev Participating VRDN Series 2022 ZL0301, 2.47% 5/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	480,000	480,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 XF1774, 2.45% 9/1/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	1,675,000	1,675,000
Nebraska Invt Fin Auth Sfh Rev Participating VRDN Series 2024 YX1334, 2.45% 9/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,540,000	1,540,000
Nebraska Invt Fin Auth Single Family Hsg Rev Participating VRDN Series 2025 XF1972, 2.45% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,810,000	4,810,000
TOTAL NEBRASKA		8,505,000
Nevada - 0.3%
Clark Cnty NV Gen. Oblig. Participating VRDN Series 2023 ZL0480, 2.45% 5/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,275,000	3,275,000
Clark Cnty NV Wtr Reclamation Dist Gen. Oblig. Participating VRDN Series 2025 XG0627, 2.45% 7/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	5,135,000	5,135,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN 2.45% 6/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	11,235,000	11,235,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2023 ZF3155, 2.45% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,750,000	4,750,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 XF1954, 2.45% 6/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,900,000	2,900,000
Las Vegas Valley NV Gen. Oblig. Participating VRDN Series 2025 ZF3413, 2.45% 6/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,500,000	2,500,000
Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 2.59% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,200,000	3,200,000
TOTAL NEVADA		32,995,000
New Hampshire,New York - 0.3%
Nat'l Fin Auth NH Novant Hlth Participating VRDN Series E 157, 2.45% 11/1/2064 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	39,900,000	39,900,000
New Jersey - 0.4%
New Jersey Econ Dev Auth Rev Participating VRDN 2.45% 6/15/2044 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,725,000	2,725,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.45% 6/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,300,000	4,300,000
New Jersey Trans Trust Fund Auth Participating VRDN 2.46% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	12,470,000	12,470,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2018 XG0205, 2.45% 12/15/2034 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,645,000	4,645,000
New Jersey Trans Trust Fund Auth Participating VRDN Series 2023 XF1557, 2.45% 6/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,435,000	3,435,000
New Jersey Turnpike Authority Participating VRDN 2.45% 1/1/2052 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,300,000	2,300,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XF3423, 2.45% 1/1/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	7,875,000	7,875,000
New Jersey Turnpike Authority Participating VRDN Series 2025 XM1278, 2.45% 1/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,335,000	5,335,000
TOTAL NEW JERSEY		43,085,000
New Jersey,Pennsylvania - 0.0%
Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.65% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,745,000	4,745,000
New Mexico - 0.1%
Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.65% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	6,500,000	6,500,000
New York - 1.2%
City of New York NY Gen. Oblig. Participating VRDN Series 2025 ZF3405, 2.44% 8/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,030,000	4,030,000
City of New York NY Gen. Oblig. Series 2025 MS0074E, 2.59% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,295,000	3,295,000
New York City Housing Development Corp Series 2026 MS0088, 2.59% tender 11/1/2065 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,550,000	3,550,000
New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Participating VRDN 2.45% 6/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	22,800,000	22,800,000
New York City Participating VRDN 2.45% 10/1/2039 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	8,200,000	8,200,000
New York City Transitional Finance Authority Participating VRDN Series 2025 YX1419, 2.45% 5/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,015,000	2,015,000
New York City Transitional Finance Authority Participating VRDN Series 2025 ZF3373, 2.44% 11/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,530,000	3,530,000
New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.65% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	16,885,000	16,885,000
New York Metropolitan Trans Auth Rev Participating VRDN 2.45% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	33,205,000	33,205,000
New York Metropolitan Trans Auth Rev Participating VRDN Series 2020 XF2878, 2.45% 11/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,400,000	2,400,000
New York NY City Transitional Fin Auth Rev Participating VRDN Series 2022 YX1183, 2.45% 2/1/2047 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,265,000	3,265,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2023 XF3160, 2.44% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	7,500,000	7,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 XF3456, 2.45% 6/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,500,000	3,500,000
New York NY Cty Muni Wtr Fin Auth Participating VRDN Series 2025 ZF3429, 2.44% 6/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	6,165,000	6,165,000
New York, NY Participating VRDN 2.45% 9/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	14,400,000	14,400,000
Rbc Mun Prods Inc Tr Var Sts Gen. Oblig. Participating VRDN Series E 88, 2.45% 6/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
TOTAL NEW YORK		136,740,000
North Carolina - 0.8%
Charlotte NC Arpt Rev Participating VRDN Series 2025 XF8043, 2.45% 7/1/2050 (Liquidity Facility Bank of America, N.A.) (b)(c)	4,320,000	4,320,000
Charlotte NC Arpt Rev Participating VRDN Series 2025 YX1402, 2.45% 7/1/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,060,000	5,060,000
NC Hsg Fin Agy Homeownership Rev Participating VRDN Series 2023 YX1316, 2.45% 1/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	5,365,000	5,365,000
North Carolina St Gen. Oblig. Participating VRDN Series 2025 CF7068, 2.45% 6/1/2038 (Liquidity Facility Citibank NA) (b)(c)	14,800,000	14,800,000
Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.65% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,490,000	4,490,000
University Of North Carolina Health Care System Participating VRDN Series 5093, 2.45% 7/1/2044 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	57,100,000	57,100,000
TOTAL NORTH CAROLINA		91,135,000
North Dakota - 0.2%
North Dakota Housing Finance Agency Participating VRDN 2.45% 7/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	10,400,000	10,400,000
North Dakota St Hsg Fin Agy Participating VRDN Series 2024 XG0559, 2.45% 1/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	13,185,000	13,185,000
TOTAL NORTH DAKOTA		23,585,000
Ohio - 0.8%
Allen Cnty OH Hosp Facs Rev Participating VRDN Series 2017 XF2516, 2.51% 8/1/2047 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,600,000	3,600,000
Allen Cnty OH Mercy Hlth Participating VRDN Series E 134, 2.45% 6/1/2034 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,715,000	7,715,000
Allen OH Bon Secours Mercy Hlth Participating VRDN Series E 164, 2.45% 11/1/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	13,450,000	13,450,000
Brunswick Ohio City Sch Dist Participating VRDN 2.45% 12/1/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,750,000	2,750,000
CommonSpirit Health Participating VRDN Series 2020 MIZ9020, 2.52% 5/1/2039 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	3,575,000	3,575,000
Cuyahoga Cnty Ohio Hosp Rev Participating VRDN Series 2023 BAML5043, 2.49% 2/15/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,900,000	2,900,000
Franklin Cnty OH Hosp Facs Rev Participating VRDN 2.45% 5/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,810,000	2,810,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2023 XG0525, 2.45% 8/15/2042 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,775,000	6,775,000
Hamilton County Healthcare Facilities Rev Participating VRDN Series 2024 XM1184, 2.45% 6/1/2038 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,205,000	6,205,000
Montgomery Cnty OH Kettering Hlth Participating VRDN Series E 132, 2.45% 8/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	18,485,000	18,485,000
Ohio Hosp Rev Participating VRDN Series C 18, 2.46% 1/15/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,100,000	2,100,000
Ohio Housing Finance Agency Participating VRDN Series 2024 XF1762, 5.4333% 9/1/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,015,000	3,015,000
Ohio Housing Finance Agency Participating VRDN Series 2025 XF1824, 2.45% 9/1/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,145,000	4,145,000
Ohio St Hsg Fin Agy Residential Mtg Rev Participating VRDN Series 2023 XF3145, 2.45% 9/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,730,000	2,730,000
Port of Grt Cincinnati OH Participating VRDN Series 2024 XL0553, 2.45% 12/1/2058 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	305,000	305,000
University Cincinnati OH Gen Participating VRDN 2.45% 6/1/2045 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,700,000	3,700,000
University Cincinnati OH Gen Participating VRDN Series 2024 XF1711, 2.45% 6/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,945,000	3,945,000
TOTAL OHIO		88,205,000
Oklahoma - 0.1%
Oklahoma City Okla Wtr Utils Tr Util Sys Rev Participating VRDN Series 2024 XM1163, 2.45% 7/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,800,000	3,800,000
Oklahoma St Wtr Res Brd Rev Fd Participating VRDN Series 2025 XF3434, 2.47% 4/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,995,000	3,995,000
TOTAL OKLAHOMA		7,795,000
Oregon - 0.4%
Multinomah OR Adventist Health Participating VRDN 2.45% 3/1/2040 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,580,000	7,580,000
Multnomah Cnty OR Sch Dist No 1 Portland Participating VRDN 2.45% 6/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	15,710,000	15,710,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.65% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,405,000	1,405,000
Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.65% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,900,000	2,900,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.65% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,100,000	1,100,000
Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 2.65% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,800,000	1,800,000
Tender Opt Bd Tr Rcpts / Ctfs Var Sts Gen. Oblig. Series 2024 MS0026, 2.62% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	13,350,000	13,350,000
Washington Clark County SD23 Series 2025 MS0080E, 2.6% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	3,725,000	3,725,000
Washington Cnty OR Sch Dist 48j Beaverton Participating VRDN 2.45% 6/15/2052 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,995,000	3,995,000
TOTAL OREGON		51,565,000
Pennsylvania - 1.9%
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 XF8088, 2.75% 12/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,150,000	4,150,000
Allegheny Cnty PA San Auth Swr Participating VRDN Series 2025 XL0706, 2.45% 12/1/2058 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,995,000	3,995,000
Centre Cnty PA Hosp Auth Rev Participating VRDN Series 5100, 2.45% 11/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	23,600,000	23,600,000
Commonwealth Fing Auth Tobacco Participating VRDN Series 2018 XX1080, 2.46% 6/1/2035 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,800,000	1,800,000
Cumberland County Muni Auth Rev Participating VRDN 2.46% 11/1/2049 (Liquidity Facility Barclays Bank PLC) (b)(c)	9,375,000	9,375,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2023 XG0468, 2.45% 6/1/2041 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,760,000	6,760,000
Geisinger Auth PA Hlth Sys Rev Participating VRDN Series 2025 XF3360, 2.45% 4/1/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,935,000	2,935,000
Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.5% 7/1/2043 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	11,320,000	11,320,000
Monroeville Fin Auth UPMC Rev Participating VRDN Series 2022 YX1185, 2.45% 2/15/2039 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,550,000	6,550,000
Pennsylvania Econ Dev Fing Auth Participating VRDN Series 2022 YX1186, 2.45% 2/15/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,000,000	8,000,000
Pennsylvania Economic Dev Fingauth UPMC Rev Participating VRDN Series 2023 XF1525, 2.45% 5/15/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,860,000	2,860,000
Pennsylvania Higher Educational Facilities Authority Participating VRDN 2.45% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,325,000	3,325,000
Pennsylvania St Higher Edl Facs Auth Rev Participating VRDN Series 2025 XF1939, 2.45% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,855,000	6,855,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1966, 2.45% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,000,000	3,000,000
Pennsylvania St Univ Participating VRDN Series 2025 XF1968, 2.45% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,600,000	3,600,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2017 XX1044, 2.45% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	6,365,000	6,365,000
Pennsylvania Tpk Commission Tpk Rev Participating VRDN Series 2022 XM1008, 2.45% 12/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	835,000	835,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XG0626, 2.45% 12/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,600,000	2,600,000
Pennsylvania Turnpike Commission Participating VRDN Series 2025 XL0697, 2.45% 12/1/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,375,000	3,375,000
Philadelphia PA Gas Works Rev Participating VRDN Series 2024 ZF1772, 2.45% 8/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,585,000	3,585,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2023 XF1606, 2.46% 9/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,400,000	2,400,000
Philadelphia PA Wtr & Wastewtr Rev Participating VRDN Series 2025 XM1300, 2.45% 9/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,600,000	1,600,000
Pocono Mtns PA Indl Pk Auth Hosp Rev Participating VRDN Series 2025 BAML5069, 2.45% 8/15/2040 (Liquidity Facility Bank of America, N.A.) (b)(c)	7,300,000	7,300,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2019 XL0104, 2.45% 6/1/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	8,120,000	8,120,000
Southcentral PA Gen Auth Rev Participating VRDN Series 2023 ZL0512, 2.45% 6/1/2039 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,335,000	3,335,000
Southeastern PA Transn Auth Rev Participating VRDN 2.45% 6/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,230,000	6,230,000
Southeastern PA Transn Auth Rev Participating VRDN 2.45% 6/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Southeastern PA Transn Auth Rev Participating VRDN 2.47% 6/1/2047 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,100,000	6,100,000
Southeastern PA Transn Auth Rev Participating VRDN Series 2025 XG0625, 2.45% 6/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Thomas Jefferson University Participating VRDN Series 2024 XF1769, 2.45% 11/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,650,000	7,650,000
Thomas Jefferson University Participating VRDN Series 5077, 2.45% 11/1/2064 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	58,500,000	58,500,000
TOTAL PENNSYLVANIA		224,120,000
South Carolina - 1.1%
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XG0539, 2.45% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 XM1143, 2.47% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1653, 2.47% 10/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,730,000	2,730,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1670, 2.45% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	7,055,000	7,055,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZF1671, 2.45% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,500,000	2,500,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZL0515, 2.45% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,830,000	2,830,000
Patriots Energy Group Fing Agcy Participating VRDN Series 2023 ZL0525, 2.45% 2/1/2054 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	6,665,000	6,665,000
Prism Health SC Participating VRDN 2.45% 5/1/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	71,600,000	71,600,000
South Carolina Jobs Eda Hosp Participating VRDN 2.45% 11/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	15,295,000	15,295,000
South Carolina Jobs-Economic DA Participating VRDN Series 2023 XF1531, 2.46% 5/1/2048 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,635,000	4,635,000
South Carolina Pub Svc Auth Rev Participating VRDN 2.45% 12/1/2042 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,165,000	8,165,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2023 XF1548, 2.45% 12/1/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,000,000	3,000,000
South Carolina Pub Svc Auth Rev Participating VRDN Series 2025 XF1870, 2.45% 12/1/2049 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
TOTAL SOUTH CAROLINA		133,475,000
South Dakota - 0.0%
South Dakota St Hlth & Edl Fac Participating VRDN 2.46% 7/1/2046 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,625,000	5,625,000
Tennessee - 0.5%
Greeneville Health & Edl Facilities Board Participating VRDN Series 2018 XF2576, 2.46% 7/1/2040 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,000,000	4,000,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev Participating VRDN Series 2025 XF1969, 2.45% 7/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	6,000,000	6,000,000
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Participating VRDN Series 2025 CF7031, 2.45% 1/1/2042 (Liquidity Facility Citibank NA) (b)(c)	7,900,000	7,900,000
Metropolitan Govt Nashville & Davidson County Sports Auth Rev Participating VRDN Series 2023 XG0517, 2.45% 7/1/2056 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,300,000	4,300,000
Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 2.47% 9/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)(d)	13,600,000	13,600,000
Tennessee Energy Acquisition Corp Participating VRDN Series 2023 ZF1658, 2.47% 5/1/2052 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,470,000	2,470,000
Tennessee Hsg Dev Agy Residential Fin Prog Rev Participating VRDN Series E 168, 2.45% 7/1/2057 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	22,600,000	22,600,000
TOTAL TENNESSEE		60,870,000
Texas - 3.3%
Aledo TX Indpt Sch Dist Participating VRDN Series 2023 XF3142, 2.45% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,165,000	4,165,000
Allen TX Indpt Sch Dist Participating VRDN Series 2025 XF1807, 2.45% 2/15/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,100,000	3,100,000
Alvin Tex Indpt Sch Dist Participating VRDN 2.45% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,935,000	2,935,000
Austin TX Cmnty College Dist Gen. Oblig. Participating VRDN Series 2025 XL0686, 2.45% 8/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,750,000	3,750,000
Austin TX Elec Util Sys Rev Participating VRDN Series 2023 XG0534, 2.45% 11/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	5,330,000	5,330,000
Board of Regents of the University of Texas System Participating VRDN Series 2023 XL0500, 2.45% 8/15/2049 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,340,000	4,340,000
Canton Tex Indpt Sch Dist Participating VRDN 2.45% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,665,000	2,665,000
Canutillo Tex Indpt Sch Dist Participating VRDN Series 2025 XL0655, 2.45% 2/15/2060 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,875,000	2,875,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 XL0593, 2.45% 3/1/2050 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,995,000	4,995,000
City of El Paso TX Water & Sewer Revenue Participating VRDN Series 2025 ZF3369, 2.45% 3/1/2052 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,500,000	2,500,000
Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,600,000	4,600,000
Conroe TX Isd Participating VRDN Series 2025 CF7065, 2.45% 2/15/2047 (Liquidity Facility Citibank NA) (b)(c)	5,700,000	5,700,000
Conroe TX Isd Participating VRDN Series 2026 XF3501, 2.45% 2/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,000,000	2,000,000
Crowley Independent School District Participating VRDN 2.45% 2/1/2053 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,000,000	2,000,000
Crowley Independent School District Participating VRDN Series 2024 XF3238, 2.45% 2/1/2054 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,425,000	6,425,000
Crowley Independent School District Participating VRDN Series 2025 ZF3359, 2.45% 2/1/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,330,000	3,330,000
Cypress-Fairbanks TX Isd Participating VRDN Series 2026 CF7081, 2.45% 2/15/2047 (Liquidity Facility Citibank NA) (b)(c)	4,600,000	4,600,000
Denton Independent School District Participating VRDN 2.44% 8/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,800,000	2,800,000
Denton Independent School District Participating VRDN Series 2023 XF3128, 2.45% 8/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	6,600,000	6,600,000
DeSoto Tex Indpt Sch Dist Participating VRDN Series 2025 XM1338, 2.7% 8/15/2050 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,250,000	3,250,000
Ector Cnty TX Gen. Oblig. Participating VRDN 2.46% 2/15/2050 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,800,000	3,800,000
Forney TX Indpt Sch Dis Participating VRDN Series 2025 XF3432, 2.45% 8/15/2050 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,000,000	2,000,000
Frenship TX Indpt Sch Dist Series 2025 MS0056E, 2.59% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,270,000	2,270,000
Frisco Tex Indpt Sch Dis Participating VRDN Series 2026 CF7075, 2.45% 8/15/2037 (Liquidity Facility Citibank NA) (b)(c)	4,945,000	4,945,000
Harris Cnty TX Flood Ctl Dist Gen. Oblig. Participating VRDN 2.45% 10/1/2046 (Liquidity Facility Citibank NA) (b)(c)	7,400,000	7,400,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 2.59% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	19,055,000	19,055,000
Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.62% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	2,550,000	2,550,000
Harris Cnty TX Health Facs Rev Participating VRDN Series 2016 ZF0312, 2.45% 7/1/2027 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,460,000	4,460,000
Harris County Children's Hosp Participating VRDN Series E 149, 2.45% 10/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	10,200,000	10,200,000
Hays TX Cons Indpt Schl Dist Participating VRDN Series 2025 XF8029, 2.45% 2/15/2055 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
Houston TX Util Sys Rev Participating VRDN Series 2025 XL0693, 2.45% 11/15/2049 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,400,000	6,400,000
Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 2.65% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	2,200,000	2,200,000
Lamar TX Isd Participating VRDN Series 2025 XF3446, 2.47% 2/15/2058 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	10,000,000	10,000,000
Lamar TX Isd Participating VRDN Series 2025 XX1391, 2.45% 2/15/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,970,000	4,970,000
Lamar TX Isd Participating VRDN Series 2026 XF8128, 2.45% 2/15/2059 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,295,000	5,295,000
Los Angeles CA Multi Fam Mtg Rev Participating VRDN Series 2024 MIZ9195, 2.52% 7/1/2063 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	22,300,000	22,300,000
Lubbock TX Indpt Sch Dist Participating VRDN Series 2025 XF1996, 2.45% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	1,995,000	1,995,000
Mansfield TX Indpt Sch Dist Participating VRDN Series 2025 XF3449, 2.45% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,750,000	3,750,000
Medina Valley Tex Indpt Sch Dist Participating VRDN 2.45% 2/15/2045 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,700,000	2,700,000
Mesquite Independent School District Participating VRDN Series 2025 XF1997, 2.45% 8/15/2049 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,650,000	2,650,000
Midlothian TX Indpt Sch Dist Participating VRDN Series 5081, 2.45% 2/15/2045 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	2,930,000	2,930,000
New Braunfels TX Isd Participating VRDN 2.45% 2/1/2045 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,750,000	3,750,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN 2.45% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	7,620,000	7,620,000
North Ft Bend Wtr Auth Tex Wtrsys Rev Participating VRDN Series 2023 XL0422, 2.53% 12/15/2058 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,200,000	2,200,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2023 XF1576, 2.45% 2/15/2048 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,675,000	2,675,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF1975, 2.45% 2/15/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	11,050,000	11,050,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XF3424, 2.45% 2/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,250,000	2,250,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 2025 XM1283, 2.45% 2/15/2055 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	4,815,000	4,815,000
Northwest Tex Indpt Sch Dist Participating VRDN Series 5079, 2.45% 2/15/2046 (Liquidity Facility JP Morgan Securities LLC) (b)(c)	1,780,000	1,780,000
Princeton TX Indpt Sch Dist Participating VRDN Series 2023 XF3192, 2.44% 2/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	9,375,000	9,375,000
Prosper Tex Indpt Sch Dist Participating VRDN Series 2025 XF3417, 2.45% 2/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,665,000	2,665,000
Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.62% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	8,885,000	8,885,000
Red Oak TX Indpt Sch Dist Participating VRDN Series 2023 XG0512, 2.45% 2/15/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,385,000	3,385,000
Rockwall TX Indpt Sch Dist Participating VRDN Series 2025 XM1326, 2.75% 2/15/2054 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,000,000	4,000,000
Royse City TX Indpt Sch Dist Participating VRDN Series 2025 YX1434, 2.45% 2/15/2053 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,160,000	3,160,000
San Angelo Tex Indpt Sch Dist Participating VRDN Series 2025 XF8048, 2.45% 2/15/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,000,000	3,000,000
San Antonio TX Gen. Oblig. Participating VRDN 2.45% 8/1/2039 (Liquidity Facility Citibank NA) (b)(c)	7,500,000	7,500,000
San Antonio TX Wtr Rev Participating VRDN 2.45% 5/15/2048 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	4,300,000	4,300,000
San Antonio TX Wtr Rev Participating VRDN Series 2025 XG0616, 2.45% 5/15/2052 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,600,000	1,600,000
Sherman TX Indpt Sch Dist Participating VRDN Series 2025 XF3437, 2.45% 2/15/2053 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,665,000	2,665,000
Spring Tex Indpt Sch Dist Participating VRDN Series 2025 YX1412, 2.45% 8/15/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	3,040,000	3,040,000
Tarrant Cn TX Cl Ed FA Fn Corp Participating VRDN Series 2025 XF1893, 2.45% 7/1/2053 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	3,520,000	3,520,000
Tarrant Cnty TX Christus Hlth Participating VRDN Series E 150, 2.45% 7/1/2041 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.45% 11/15/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN 2.45% 11/15/2051 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	2,745,000	2,745,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2023 ZF1668, 2.45% 11/15/2051 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	2,260,000	2,260,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Hosp Rev Participating VRDN Series 2025 XF3378, 2.45% 11/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,400,000	4,400,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN 2.45% 11/15/2049 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,000,000	2,000,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Participating VRDN Series 2025 XL0672, 2.45% 11/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,250,000	3,250,000
Terrell TX Indpt Sch Dist Participating VRDN 2.45% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,200,000	2,200,000
Terrell TX Indpt Sch Dist Participating VRDN Series 2025 ZF8063, 2.45% 8/1/2055 (Liquidity Facility Bank of America, N.A.) (b)(c)	2,800,000	2,800,000
Texas Gas Acq & Sply Rev Participating VRDN Series 2025 XM1232, 2.47% 1/1/2055 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	2,000,000	2,000,000
Texas Transportation Finance Corp Participating VRDN Series G 125, 2.45% 10/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,000,000	4,000,000
Texas Wtr Dev Brd Participating VRDN 2.44% 10/15/2052 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	9,380,000	9,380,000
Texas Wtr Dev Brd Participating VRDN Series 2023 ZF3201, 2.44% 10/15/2051 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,890,000	2,890,000
Texas Wtr Dev Brd Participating VRDN Series 2025 XF8086, 2.45% 10/15/2056 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	6,950,000	6,950,000
Texas Wtr Dev Brd Participating VRDN Series 2025 XM1343, 2.45% 10/15/2060 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,725,000	4,725,000
Texas Wtr Dev Brd Participating VRDN Series 2026 XM1345, 2.45% 10/15/2056 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	2,300,000	2,300,000
Texas Wtr Dev Brd Series 2025 MS0037, 2.59% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	5,200,000	5,200,000
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 0% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	4,600,000	4,600,000
Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 0% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)(d)	1,300,000	1,300,000
Van Alstyne Tex Indpt Sch Dist Participating VRDN 2.45% 2/15/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	2,500,000	2,500,000
Waxahachie TX Indpt Sch Dist Participating VRDN Series 2023 XF1553, 2.46% 2/15/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,560,000	4,560,000
TOTAL TEXAS		373,125,000
Utah - 0.0%
UT Hsg Corp Multifamily Rev Participating VRDN Series 2026 CF7083, 2.47% 7/1/2047 (Liquidity Facility Citibank NA) (b)(c)	2,495,000	2,495,000
Virginia - 0.5%
Chesapeake Bay Bridge and Tunnel District Gen Rev Participating VRDN 2.46% 7/1/2051 (Liquidity Facility Barclays Bank PLC) (b)(c)	4,200,000	4,200,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.45% 7/1/2060 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	5,000,000	5,000,000
Hampton Roads Transportation Accountability Commission Participating VRDN 2.45% 7/1/2060 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	3,365,000	3,365,000
Norfolk Econ Dev Health Care Facs Participating VRDN 2.46% 11/1/2043 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	5,000,000	5,000,000
Suffolk Econ Dev Auth Hosp Facs Rev Participating VRDN Series 2020 MIZ9025, 2.52% 11/1/2035 (Liquidity Facility Mizuho Capital Markets LLC) (b)(c)	29,540,000	29,540,000
University VA Univ Revs Participating VRDN 2.45% 4/1/2039 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	3,375,000	3,375,000
Williamsburg VA Economic Dev Auth Student Hsg Rev Participating VRDN 2.45% 7/1/2063 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	9,860,000	9,860,000
TOTAL VIRGINIA		60,340,000
Washington - 0.9%
Clark Cnty WA Sch Dist 114 Evergreen Participating VRDN Series 2025 CF7040, 2.45% 12/1/2036 (Liquidity Facility Citibank NA) (b)(c)	29,900,000	29,900,000
Everett WA Wtr & Swr Rev Participating VRDN 2.45% 12/1/2050 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	3,885,000	3,885,000
Multicare Health Sys Participating VRDN Series E 153, 2.45% 8/15/2044 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	20,940,000	20,940,000
State of Washington Gen. Oblig. 2.62% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)(d)	7,315,000	7,315,000
State of Washington Gen. Oblig. Participating VRDN 2.44% 2/1/2045 (Liquidity Facility Citibank NA) (b)(c)	5,300,000	5,300,000
State of Washington Gen. Oblig. Participating VRDN 2.45% 2/1/2049 (Liquidity Facility Bank of America, N.A.) (b)(c)	1,250,000	1,250,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZF3173, 2.45% 2/1/2047 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	5,000,000	5,000,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0490, 2.45% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,665,000	1,665,000
State of Washington Gen. Oblig. Participating VRDN Series 2023 ZL0491, 2.45% 8/1/2048 (Liquidity Facility Wells Fargo Bank NA) (b)(c)	1,665,000	1,665,000
State of Washington Gen. Oblig. Participating VRDN Series 2024 CF7002, 2.44% 8/1/2041 (Liquidity Facility Citibank NA) (b)(c)	3,200,000	3,200,000
Washington Convention Ctr Pub Facs Participating VRDN Series 2020 XG0287, 2.46% 7/1/2058 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,100,000	2,100,000
Washington Health Care Facilities Auth Rev Participating VRDN Series 2023 XG0475, 2.46% 9/1/2055 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,290,000	5,290,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2015 XF0150 1, 2.47% 10/1/2042 (Liquidity Facility Bank of America, N.A.) (b)(c)	3,165,000	3,165,000
Washington Health Care Facs Auth Rev Participating VRDN Series 2023 XF1514, 2.46% 10/1/2044 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	4,015,000	4,015,000
Washington Multicare Hlth Rev Participating VRDN 2.46% 8/15/2043 (Liquidity Facility Barclays Bank PLC) (b)(c)	1,300,000	1,300,000
Washington Multicare Hlth Rev Participating VRDN Series 2023 XG0481, 2.46% 8/15/2045 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	3,905,000	3,905,000
TOTAL WASHINGTON		99,895,000
West Virginia - 0.0%
West Virginia Hosp Fin Auth Hosp Rev Participating VRDN Series 2023 XF1537, 2.46% 6/1/2053 (Liquidity Facility Toronto Dominion Bank NA) (b)(c)	5,525,000	5,525,000
Wisconsin - 0.6%
Multicare Health Sys Participating VRDN Series E 167, 2.45% 8/15/2047 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	28,200,000	28,200,000
Univ of Wis Hosp & Clinics Auth Participating VRDN Series 2022 XL0296, 2.45% 4/1/2048 (Liquidity Facility Morgan Stanley Bank NA) (b)(c)	4,000,000	4,000,000
Wisconsin Health & Edl Facilities Participating VRDN Series 2019 XF0741, 2.45% 2/15/2047 (Liquidity Facility JP Morgan Chase Bank NA) (b)(c)	9,535,000	9,535,000
Wisconsin Health & Educational Facilities Authority Participating VRDN Series 2023 XL0483, 2.45% 4/1/2048 (Liquidity Facility Barclays Bank PLC) (b)(c)	2,250,000	2,250,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XF1696, 2.45% 9/1/2050 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	4,440,000	4,440,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev Participating VRDN Series 2024 XL0554, 2.45% 3/1/2051 (Liquidity Facility Royal Bank of Canada NY) (b)(c)	12,900,000	12,900,000
Wisconsin St Health & Edl Facs Auth Rev Participating VRDN 2.45% 8/15/2055 (Liquidity Facility Barclays Bank PLC) (b)(c)	8,000,000	8,000,000
TOTAL WISCONSIN		69,325,000
TOTAL TENDER OPTION BOND (Cost $3,113,430,550)		3,113,430,550

Variable Rate Demand Note - 34.8%
	Principal Amount (a)	Value ($)
Alabama - 0.9%
Columbia AL Indl Dev Brd Pcr (Alabama Power & Light Proj.) Series 2014B, 2.68% 12/1/2037 VRDN (b)	1,700,000	1,700,000
Mobile AL Indl Dev Brd Swdr (Alabama Power & Light Proj.) 2.8% 6/1/2034 VRDN (b)	23,500,000	23,500,000
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.43% 5/1/2041, LOC Bank of America NA VRDN (b)(e)	40,770,000	40,770,000
Mobile Downtown Redevelopment Authority (Austal Usa Llc Proj.) 2.43% 5/1/2041, LOC Bank of America NA VRDN (b)(e)	39,870,000	39,870,000
TOTAL ALABAMA		105,840,000
Alaska - 0.9%
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.35% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	41,800,000	41,800,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.55% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	45,300,000	45,300,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.67% 3/1/2035 (ConocoPhillips Guaranteed) VRDN (b)	5,400,000	5,400,000
Valdez Alaska Marine Term Rev (Conocophillips Company Proj.) 2.67% 5/1/2031 (ConocoPhillips Guaranteed) VRDN (b)	8,200,000	8,200,000
TOTAL ALASKA		100,700,000
Arizona - 1.2%
Arizona St Indl Dev Auth Multifamily Hsg Rev (Buckeye Leased Housing Associates Iv, Lllp Proj.) Series 2025A, 2.5% 9/1/2043, LOC Barclays Bank PLC VRDN (b)(f)	2,425,000	2,425,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Glendale Leased Housing Associates I Lllp Proj.) Series 2023A, 2.5% 4/1/2042, LOC Barclays Bank PLC VRDN (b)	9,115,000	9,115,000
Arizona St Indl Dev Auth Multifamily Hsg Rev (Goodyear Leased Housing Associates Iv, Lp Proj.) Series 2025A, 2.5% 12/1/2043, LOC Barclays Bank PLC VRDN (b)(f)	2,250,000	2,250,000
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2024C, 2.4% 12/1/2054, LOC Royal Bank of Canada VRDN (b)	34,350,000	34,350,000
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2023B, 2.44% 1/1/2048 VRDN (b)	66,440,000	66,440,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.62% 5/1/2029 VRDN (b)	1,700,000	1,700,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) 2.63% 5/1/2029 VRDN (b)	14,500,000	14,500,000
Maricopa Cnty AZ Pollution Ctl (Arizona Public Service Co Proj.) Series 2009 A, 2.63% 5/1/2029 VRDN (b)	13,900,000	13,900,000
TOTAL ARIZONA		144,680,000
Colorado - 1.6%
Colorado Edl & Cultural Fac Auth Rev (Clyfford Still Museum Proj.) 2.52% 12/1/2038, LOC Wells Fargo Bank NA VRDN (b)	690,000	690,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) 2.41% 5/15/2064 VRDN (b)	44,300,000	44,300,000
Colorado Health Facilities Authority (Ihc Health Services Inc Proj.) Series 2022F, 2.41% 5/15/2062 VRDN (b)	109,000,000	109,000,000
Mesa Cnty Colo Rev (Leitner-Poma Of America Inc Proj.) 2.52% 3/1/2029, LOC Wells Fargo Bank NA VRDN (b)	1,670,000	1,670,000
University of Colorado Hospital Authority Series 2018 A, 2.37% 11/15/2030 VRDN (b)	14,200,000	14,200,000
University of Colorado Hospital Authority Series 2025 A, 2.42% 11/15/2045 VRDN (b)	14,500,000	14,500,000
TOTAL COLORADO		184,360,000
Connecticut - 2.6%
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2014 C 2, 2.42% 11/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	17,350,000	17,350,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2018 A 3, 2.4% 5/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	30,665,000	30,665,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2018 E 2, 2.4% 11/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	37,785,000	37,785,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series 2019 B 3, 2.4% 11/15/2044 (Liquidity Facility Bank of America NA) VRDN (b)	14,820,000	14,820,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series C 3, 2.41% 11/15/2045 (Liquidity Facility Royal Bank of Canada) VRDN (b)	13,635,000	13,635,000
Conn St Hsg Fin Auth (Ct Hsg Mortgage Proj.) Series SUB B 6, 2.42% 5/15/2034 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	11,670,000	11,670,000
Connecticut St Gen. Oblig. Series 2016 C, 2.43% 5/15/2034 (Liquidity Facility Bank of America NA) VRDN (b)	128,410,000	128,410,000
Connecticut St Health & Edl Facs Auth Revenue (Gaylord Hospital Inc Proj.) 2.44% 7/1/2037, LOC Bank of America NA VRDN (b)	8,365,000	8,365,000
Connecticut St Health & Edl Facs Auth Revenue (Yale-New Haven Hospital Inc Proj.) Series 2024C 2, 2.45% 7/1/2060 VRDN (b)	30,000,000	30,000,000
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (Ct Hsg Mortgage Proj.) Series A SUB A 3, 2.42% 11/15/2051 (Liquidity Facility Toronto Dominion Bank) VRDN (b)	10,135,000	10,135,000
TOTAL CONNECTICUT		302,835,000
Delaware - 0.1%
Delaware St Econ Dev Auth Rev (Delmarva Power & Light Proj.) 2.66% 10/1/2028 VRDN (b)	9,700,000	9,700,000
District Of Columbia - 0.7%
District Columbia Rev (Aarp Foundation (The) Proj.) 2.47% 10/1/2034, LOC Bank of America NA VRDN (b)	15,665,000	15,665,000
District Columbia Rev (Childrens National Med Ctr, Dc Proj.) Series 2025, 2.45% 7/15/2049, LOC Truist Bank VRDN (b)	25,400,000	25,400,000
District Columbia Rev (Medstar Health Inc Proj.) 2.45% 8/15/2038, LOC TD Bank NA VRDN (b)	7,620,000	7,620,000
District Columbia Rev (The Pew Charitable Trust Proj.) 2.42% 4/1/2038, LOC PNC Bank NA VRDN (b)	32,455,000	32,455,000
TOTAL DISTRICT OF COLUMBIA		81,140,000
Florida - 1.1%
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series 2ND, 2.4% 4/1/2039 VRDN (b)	18,300,000	18,300,000
Escambia Cnty FL Solid Wste (Florida Pwr & Lt Co Proj.) Series FIRST 2009, 2.5% 4/1/2039 VRDN (b)	23,700,000	23,700,000
FL Pcr Power And Light (Florida Pwr & Lt Co Proj.) 2.85% 5/1/2029 VRDN (b)	16,400,000	16,400,000
Florida Keys Aqueduct Auth Wtr 2.45% 9/1/2035, LOC TD Bank NA VRDN (b)	20,440,000	20,440,000
Gainesville FL Utils Sys Rev Series 2019C, 2.95% 10/1/2047, LOC Bank of America NA VRDN (b)	4,100,000	4,100,000
Martin Cnty Fla Rev (Florida Pwr & Lt Co Proj.) 2.54% 7/1/2052 VRDN (b)	27,300,000	27,300,000
Orange Cnty FL Health Facs (Nemours Foundation Proj.) Series 2009B, 2.42% 1/1/2039, LOC TD Bank NA VRDN (b)	7,000,000	7,000,000
Palm Beach Cnty FL Rev (Raymond F Kravis Center For The Performing Arts Inc Proj.) 2.45% 7/1/2032, LOC Northern Trust CO Chicago VRDN (b)	14,235,000	14,235,000
TOTAL FLORIDA		131,475,000
Georgia - 0.5%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.9% 7/1/2049 VRDN (b)	3,000,000	3,000,000
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series 2018, 2.7% 11/1/2052 VRDN (b)	12,710,000	12,710,000
Coweta Cnty GA Dev Au Poll Ctl (Georgia Power Co Proj.) 2.85% 6/1/2032 VRDN (b)	4,700,000	4,700,000
Effingham Cnty GA Indl Dev Auth Pollution Ctl Rev (Georgia Power Co Proj.) 2.86% 2/1/2038 VRDN (b)	1,700,000	1,700,000
Georgia Mun Elec Auth Pwr Rev Series 2008 B, 2.42% 1/1/2048, LOC PNC Bank NA VRDN (b)	12,760,000	12,760,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series 2010 1, 2.5% 6/1/2049 VRDN (b)	5,600,000	5,600,000
Monroe Cnty GA Dev Auth Pcr (Florida Pwr & Lt Co Proj.) Series FIRST 2002, 2.54% 9/1/2037 VRDN (b)	9,900,000	9,900,000
Monroe Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) 2.85% 4/1/2032 VRDN (b)	11,600,000	11,600,000
TOTAL GEORGIA		61,970,000
Hawaii - 0.1%
Hawaii St Hsg Fin & Dev Corp Multifamily Rev (Allied Pacific Group Proj.) 2.45% 12/1/2041, LOC Freddie Mac Non Gold Pool VRDN (b)	8,140,000	8,140,000
Illinois - 1.0%
Illinois Dev Fin Auth Rev (Glenwood School For Boys, Il Proj.) 2.7% 2/1/2033, LOC Northern Trust CO Chicago VRDN (b)	4,600,000	4,600,000
Illinois Fin Auth Rev (Chicago Symphony Orchestra Proj.) 2.42% 5/1/2048, LOC PNC Bank NA VRDN (b)	25,050,000	25,050,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.42% 8/15/2035, LOC TD Bank NA VRDN (b)	24,055,000	24,055,000
Illinois Fin Auth Rev (Little Co Mary Sis Hltcr Sy,Il Proj.) 2.42% 8/15/2035, LOC TD Bank NA VRDN (b)	11,870,000	11,870,000
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2018 B, 2.65% 11/15/2037, LOC JPMorgan Chase Bank NA VRDN (b)	5,300,000	5,300,000
Illinois Fin Auth Rev (University Of Chicago Hosps,Il Proj.) 2.43% 8/1/2043, LOC Sumitomo Mitsui Banking Corp/New York, LOC PNC Bank NA VRDN (b)	5,000,000	5,000,000
Illinois Fin Auth Rev (Various Capital Projects) 2.55% 2/1/2035, LOC Northern Trust CO Chicago VRDN (b)	3,800,000	3,800,000
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021 B, 2.75% 7/15/2055 (Liquidity Facility Royal Bank of Canada) VRDN (b)	29,985,000	29,985,000
Illinois Finance Authority Rev (Northwestern Memorial Hosp,Il Proj.) Series 2021 C, 2.8% 7/15/2055 (Liquidity Facility Barclays Bank PLC) VRDN (b)	5,000,000	5,000,000
TOTAL ILLINOIS		114,660,000
Indiana - 1.6%
Indiana Fin Auth Health Fac Rev (Baptist Health Obligated Group Proj.) Series 2025C, 2.45% 8/15/2045, LOC Truist Bank VRDN (b)	24,025,000	24,025,000
Indiana St Dev Fin Auth Econom Ic Dev Rev (Archer Daniels Midland Co Proj.) 2.51% 12/1/2047 VRDN (b)	19,640,000	19,640,000
Indiana St Fin Auth Environmental Rev (Arcelormittal Sa Luxembourg Proj.) 2.56% 6/1/2035, LOC Cooperatieve Rabobank UA/NY VRDN (b)	14,250,000	14,250,000
Indiana St Fin Auth Environmental Rev (Duke Energy Ind Inc Proj.) 2.55% 12/1/2039, LOC Mizuho Bank Ltd VRDN (b)	17,670,000	17,670,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025 D 2, 2.5% 11/15/2054 VRDN (b)	25,800,000	25,800,000
Indiana St Fin Auth Rev (Ascension Health Credit Group Proj.) Series 2025 D1, 2.45% 11/15/2054 VRDN (b)	62,800,000	62,800,000
Indiana St Fin Auth Rev (Trinity Health Proj.) 2.48% 12/1/2034 VRDN (b)	21,685,000	21,685,000
TOTAL INDIANA		185,870,000
Iowa - 1.9%
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.45% 6/1/2036 VRDN (b)	54,200,000	54,200,000
Iowa Fin Auth Economic Dev Rev (Cargill Inc Proj.) 2.45% 6/1/2039 VRDN (b)	30,100,000	30,100,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.45% 12/1/2051 VRDN (b)	31,950,000	31,950,000
Iowa Fin Auth Midwestern Disaster Area Rev (Archer Daniels Midland Co Proj.) 2.51% 12/1/2045 VRDN (b)	37,020,000	37,020,000
Iowa Fin Auth Pollutn Ctl Fac Rev (Midamerican Energy Co Proj.) Series 2016A, 2.48% 9/1/2036 VRDN (b)	11,515,000	11,515,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 C, 2.35% 11/15/2041, LOC JPMorgan Chase Bank NA VRDN (b)	10,445,000	10,445,000
Iowa Fin Auth Rev (Unitypoint Health Proj.) Series 2018 D, 2.45% 12/1/2041, LOC TD Bank NA VRDN (b)	26,800,000	26,800,000
Iowa Finance Authority (Cargill Inc Proj.) Series 2012A, 2.45% 6/1/2039 VRDN (b)	14,800,000	14,800,000
TOTAL IOWA		216,830,000
Kansas - 0.2%
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.73% 9/1/2035 VRDN (b)	12,500,000	12,500,000
Burlington Kans Envr Imprv Rev (Evergy Kansas Metro Proj.) 2.73% 9/1/2035 VRDN (b)	7,600,000	7,600,000
LA Cygne KS Pollution Ctl Rev (Evergy Kansas South Proj.) 2.55% 4/15/2027 VRDN (b)	1,300,000	1,300,000
St Marys Kans Pollutn Ctl Rev (Evergy Kansas South Proj.) 2.55% 4/15/2032 VRDN (b)	3,000,000	3,000,000
Wamego Kansas Pcr (Evergy Kansas South Proj.) 2.55% 4/15/2032 VRDN (b)	3,500,000	3,500,000
TOTAL KANSAS		27,900,000
Kentucky - 0.3%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (St. Elizabeth Healthcare Proj.) 2.45% 5/1/2033, LOC TD Bank NA VRDN (b)	9,400,000	9,400,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 2.7% 10/1/2039, LOC PNC Bank NA VRDN (b)	9,510,000	9,510,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023C, 2.78% 10/1/2053, LOC Truist Bank VRDN (b)	6,740,000	6,740,000
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2023D, 2.78% 10/1/2053, LOC Truist Bank VRDN (b)	5,560,000	5,560,000
TOTAL KENTUCKY		31,210,000
Louisiana - 2.0%
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Medical Center Proj.) Series 2017A, 2.42% 9/1/2057, LOC TD Bank NA VRDN (b)	51,300,000	51,300,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.38% 12/1/2043 VRDN (b)	29,200,000	29,200,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.38% 8/1/2050 VRDN (b)	53,800,000	53,800,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.65% 12/1/2043 VRDN (b)	8,700,000	8,700,000
Louisiana Pub Facs Auth Rev (Air Products & Chemicals Inc Proj.) 2.67% 12/1/2039 VRDN (b)	10,900,000	10,900,000
Louisiana Pub Facs Auth Rev (Anf Partners #1 Proj.) 2.5% 4/1/2036, LOC Freddie Mac Non Gold Pool VRDN (b)	6,800,000	6,800,000
Louisiana St Offshore Term Auth Deepwtr Prot Rev (Loop Inc La Proj.) Series 2013 B, 2.45% 9/1/2033, LOC JPMorgan Chase Bank NA VRDN (b)	7,520,000	7,520,000
St James Parish LA Rev (Nucor Corp Proj.) 2.6% 11/1/2040 VRDN (b)	3,785,000	3,785,000
St James Parish LA Rev (Nucor Corp Proj.) 2.72% 11/1/2040 VRDN (b)	56,625,000	56,625,000
TOTAL LOUISIANA		228,630,000
Michigan - 0.6%
Grand Traverse Cnty MI Hosp (Munson Healthcare Proj.) 2.44% 7/1/2041, LOC JPMorgan Chase Bank NA VRDN (b)	15,465,000	15,465,000
Grand Valley MI St Univ Rev 2.42% 12/1/2031, LOC TD Bank NA VRDN (b)	14,250,000	14,250,000
Michigan Hsg Dev Auth Rent Hsg Rev (Michigan St Hsg Dev Auth Mfrev Proj.) Series 2022 B, 2.47% 4/1/2062, LOC Bank of America NA VRDN (b)	46,170,000	46,170,000
TOTAL MICHIGAN		75,885,000
Minnesota - 0.1%
Minneapolis MN Health Care Sys Rev (Fairview Hsp & Hltcare Srv Sys Proj.) Series 2018 B, 2.35% 11/15/2048, LOC JPMorgan Chase Bank NA VRDN (b)	11,600,000	11,600,000
Missouri - 0.2%
Missouri St Health & Edl Facs (Ascension Health Credit Group Proj.) 2.2% 11/15/2026 VRDN (b)	2,075,000	2,075,000
Missouri St Health & Edl Hlth (Bjc Health System Proj.) 2.4% 5/15/2038 VRDN (b)	20,100,000	20,100,000
TOTAL MISSOURI		22,175,000
Nebraska - 0.0%
Nebraska Invt Fin Auth Sfh Rev (Ne Single Family Hsg Proj.) 2.32% 3/1/2049 (Liquidity Facility Federal Home Loan Bank of Topeka) VRDN (b)	5,520,000	5,520,000
Nevada - 0.4%
Clark Cnty NV Arpt Rev 2.43% 7/1/2040, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	12,785,000	12,785,000
Clark Cnty NV Indl Dev Rev (Southwest Gas Corp Proj.) 2.51% 12/1/2039, LOC Bank of America NA VRDN (b)	36,360,000	36,360,000
TOTAL NEVADA		49,145,000
New Hampshire - 0.2%
National Fin Auth NH Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 C, 2.45% 11/1/2064, LOC Truist Bank VRDN (b)	23,800,000	23,800,000
New Jersey,New York - 0.1%
Port Auth NY & NJ 2.47% 1/19/2027 VRDN (b)(d)(g)	7,300,000	7,300,000
New York - 4.5%
City of New York NY Gen. Oblig. 2.9% 5/1/2052 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	17,080,000	17,080,000
City of New York NY Gen. Oblig. Series 2013 F3, 2.9% 3/1/2042 (Liquidity Facility Bank of America NA) VRDN (b)	56,465,000	56,465,000
City of New York NY Gen. Oblig. Series 2013A5, 2.42% 10/1/2042 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	10,600,000	10,600,000
City of New York NY Gen. Oblig. Series 2014 D 5, 2.4% 8/1/2041, LOC PNC Bank NA VRDN (b)	37,045,000	37,045,000
City of New York NY Gen. Oblig. Series B 4, 2.85% 10/1/2046 (Liquidity Facility Barclays Bank PLC) VRDN (b)	8,750,000	8,750,000
City of New York NY Gen. Oblig. Series FISCAL 2014I SUB I 3, 2.75% 3/1/2044 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	7,700,000	7,700,000
City of New York NY Gen. Oblig. Series FISCAL 2019 D 4, 2.85% 12/1/2047 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	14,000,000	14,000,000
Long Island Pwr Auth NY Elec 2.4% 9/1/2038, LOC Royal Bank of Canada/New York NY VRDN (b)	37,150,000	37,150,000
Long Island Pwr Auth NY Elec Series 2026A, 2.45% 9/1/2042, LOC Bank of America NA VRDN (b)	34,900,000	34,900,000
Metropolitan Transn Auth NY Rv Series 2005 E 2, 2.4% 11/1/2035, LOC Bank of America NA VRDN (b)	8,015,000	8,015,000
Metropolitan Transn Auth NY Rv Series 2012G 2, 2.42% 11/1/2032, LOC TD Bank NA VRDN (b)	44,005,000	44,005,000
Metropolitan Transn Auth NY Rv Series 2015 E 3, 2.9% 11/15/2050, LOC Bank of America NA VRDN (b)	26,500,000	26,500,000
Metropolitan Transn Auth NY Rv Series SUB 2002D 2A 1, 2.65% 11/1/2032, LOC Truist Bank VRDN (b)	9,450,000	9,450,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) 2.75% 2/1/2056 (Liquidity Facility US Bank NA/Cincinnati OH) VRDN (b)	11,975,000	11,975,000
New York City Transitional Finance Authority (New York N Y City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 A 2, 2.9% 5/1/2055 (Liquidity Facility Bank of America NA) VRDN (b)	33,200,000	33,200,000
New York NY City Transitional Fin Auth Rev Series D 4, 2.42% 2/1/2044 (Liquidity Facility Mizuho Bank Ltd/New York NY) VRDN (b)	39,125,000	39,125,000
New York NY City Transitional Fin Auth Rev Series FISCAL 2013 C 5, 2.42% 11/1/2041 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	18,905,000	18,905,000
New York NY Cty Hsg Dev Corp Multifamily Rev (Kibel Family Proj.) 2.3% 3/15/2036, LOC Fannie Mae VRDN (b)	10,285,000	10,285,000
New York NY Cty Muni Wtr Fin Auth Series 2013 AA 1, 2.4% 6/15/2046 (Liquidity Facility PNC Bank NA) VRDN (b)	4,665,000	4,665,000
New York NY Cty Muni Wtr Fin Auth Series 2015 BB 3, 2.42% 6/15/2050 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	17,355,000	17,355,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 1, 2.9% 6/15/2048 (Liquidity Facility Bank of America NA) VRDN (b)	20,300,000	20,300,000
New York NY Cty Muni Wtr Fin Auth Series 2016 AA 2, 2.4% 6/15/2048 (Liquidity Facility PNC Bank NA) VRDN (b)	15,580,000	15,580,000
New York NY Cty Muni Wtr Fin Auth Series AA 1, 2.7% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	7,355,000	7,355,000
New York NY Cty Muni Wtr Fin Auth Series AA 2, 2.7% 6/15/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	7,400,000	7,400,000
New York NY Cty Muni Wtr Fin Auth Series BB 1, 2.9% 6/15/2049 (Liquidity Facility Bank of America NA) VRDN (b)	5,300,000	5,300,000
New York St Hsg Fin Agy Rev (Clinton Park Development Llc Proj.) Series 2010A, 2.45% 11/1/2044, LOC Freddie Mac Non Gold Pool VRDN (b)	8,250,000	8,250,000
Triborough Brdg & Tunl NY Revs Series 2005 B 2, 2.4% 1/1/2032, LOC Bank of America NA VRDN (b)	9,400,000	9,400,000
TOTAL NEW YORK		520,755,000
North Carolina - 0.7%
Durham Cnty NC Indl Facs & Pollution Ctl Fing Auth Rev (Research Triangle Institute Proj.) Series 2007, 2.48% 9/1/2037, LOC TD Bank NA VRDN (b)	19,780,000	19,780,000
Lower Cape Fear N C Wtr & Swr Auth Spl Fac Rev (Smithfield Foods Proj.) 2.5% 12/1/2034, LOC Cooperatieve Rabobank UA/NY VRDN (b)	7,020,000	7,020,000
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 D, 2.2% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	25,400,000	25,400,000
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2025 E, 2.4% 6/1/2055 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	6,050,000	6,050,000
North Carolina Med Care Commn Health Care Facs Rev (Firsthealth Of Carolinas Proj.) Series 2017C, 2.78% 10/1/2039, LOC Truist Bank VRDN (b)	6,725,000	6,725,000
Person Cnty N C Indl Facs & Pollution Ctl Fing Auth Recovery Zone Fac Rev (Certainteed Gypsum Nc Inc Proj.) 2.48% 11/1/2035, LOC Credit Industriel et Commercial/New York VRDN (b)	21,590,000	21,590,000
TOTAL NORTH CAROLINA		86,565,000
Ohio - 1.9%
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) 2.75% 6/1/2034, LOC Truist Bank VRDN (b)	6,050,000	6,050,000
Allen Cnty OH Hosp Facs Rev (Mercy Healthcare System Proj.) Series 2012 B, 2.4% 5/1/2036, LOC TD Bank NA VRDN (b)	50,165,000	50,165,000
Cuyahoga Cnty OH Hlth Care Fac (The A.M. Mcgregor Home Proj.) Series 2014, 2.46% 5/1/2049, LOC Northern Trust CO Chicago VRDN (b)	4,300,000	4,300,000
Franklin Cnty OH Hosp Facs Rev (Nationwide Children'S Hospital Proj.) 2.4% 11/1/2064 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	22,665,000	22,665,000
Franklin Cnty Ohio Hosp Rev (Ohiohealth Corporation Proj.) 2.45% 11/15/2041 (Liquidity Facility Barclays Bank PLC) VRDN (b)	4,145,000	4,145,000
Hamilton Cnty OH Hosp Facs Rev (Childrens Hosp Med Ctr Cinn,Oh Proj.) Series 2018AA, 2.48% 5/15/2037 VRDN (b)	15,395,000	15,395,000
Montgomery Cnty OH Hosp Rev (Premier Health Partners Proj.) Series 2019 B, 2.42% 11/15/2045, LOC PNC Bank NA VRDN (b)	42,270,000	42,270,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2025C, 2.8% 1/15/2050, LOC JPMorgan Chase Bank NA VRDN (b)	39,440,000	39,440,000
Ohio St Hosp Rev (University Hosp Hlth Sys, Oh Proj.) Series 2025D, 2.4% 1/15/2048, LOC US Bank NA/Cincinnati OH VRDN (b)	32,165,000	32,165,000
Ohio St Hsg Fin Agy Residential Mtg Rev (Oh Residential Mortgage Proj.) Series E, 2.45% 3/1/2036 (Liquidity Facility TD Bank NA) VRDN (b)	4,900,000	4,900,000
TOTAL OHIO		221,495,000
Pennsylvania - 1.5%
Allegheny Cnty PA Ida Rev (Watson Institute Proj.) 2.42% 8/1/2040, LOC PNC Bank NA VRDN (b)	11,350,000	11,350,000
Delaware Valley Regl Fin Auth PA Local Gov Rev Gen. Oblig. Series 2025B, 2.49% 12/1/2060, LOC Bank of America NA VRDN (b)	54,300,000	54,300,000
Lancaster PA Indl Dev Auth Rev (Willow Valley Retirement Communities Proj.) 2.52% 12/1/2039, LOC PNC Bank NA VRDN (b)	7,400,000	7,400,000
Montgomery Co PA Rdv Ath Mlfml (Kbf Associates Proj.) 2.46% 8/15/2031, LOC Fannie Mae VRDN (b)	6,375,000	6,375,000
Pennsylvania Higher Educational Facilities Authority (Thomas Jefferson Univ-Abiington Proj.) Series 2024D1, 2.9% 11/1/2061, LOC Bank of America NA VRDN (b)	19,310,000	19,310,000
Philadelphia PA Ath Indv Leas (Philadelphia Pa Proj.) 2.41% 10/1/2030, LOC TD Bank NA VRDN (b)	2,295,000	2,295,000
Philadelphia PA Gen. Oblig. 2.45% 8/1/2031, LOC Truist Bank VRDN (b)	62,100,000	62,100,000
Southcentral PA Gen Auth Rev (Wellspan Health Group Proj.) Series 2025 B, 2.45% 6/1/2055 (Liquidity Facility TD Bank NA) VRDN (b)	17,200,000	17,200,000
TOTAL PENNSYLVANIA		180,330,000
Rhode Island - 0.0%
Rhode Island Health & Edl Bldg Corp Higher Ed Fac Rev (New England Institute Of Technology Proj.) 2.55% 3/1/2034, LOC TD Bank NA VRDN (b)	1,215,000	1,215,000
Tennessee - 0.0%
Industrial Dev Brd Blount Cnty & Cities Alcoa & Maryville Tenn (Alcoa Tn Proj.) 2.68% 6/1/2036, LOC Truist Bank VRDN (b)	1,210,000	1,210,000
Montgomery Cnty TN Pub Bldg Au 2.58% 9/1/2029, LOC Bank of America NA VRDN (b)	1,000,000	1,000,000
TOTAL TENNESSEE		2,210,000
Texas - 5.8%
Gulf Coast Industrial Development Authority (Exxon Capital Ventures Inc Proj.) Series 2012, 2.7% 11/1/2041 (Exxon Mobil Corp Guaranteed) VRDN (b)	14,580,000	14,580,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025 F, 2.42% 12/1/2060 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	14,700,000	14,700,000
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, Tx Proj.) Series 2025C, 2.42% 12/1/2060 (Liquidity Facility Bank of America NA) VRDN (b)	122,300,000	122,300,000
Harris Cnty TX Hosp Dist Rev 2.47% 2/15/2042, LOC JPMorgan Chase Bank NA VRDN (b)	23,480,000	23,480,000
Houston TX Util Sys Rev 2.48% 5/15/2034, LOC Royal Bank of Canada/New York NY VRDN (b)	17,200,000	17,200,000
Houston TX Util Sys Rev 2.48% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	14,240,000	14,240,000
Houston TX Util Sys Rev 2.48% 5/15/2034, LOC Sumitomo Mitsui Banking Corp/New York VRDN (b)	3,200,000	3,200,000
Houston TX Util Sys Rev Series 2012 A, 2.48% 5/15/2034 (Liquidity Facility TD Bank NA) VRDN (b)	70,100,000	70,100,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.49% 3/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	44,800,000	44,800,000
Port Arthur TX Navigation Dist Exempt Fac Rev (Total Petrochemicals &Refining Sa/Nv Proj.) 2.5% 3/1/2039 (TotalEnergies SE Guaranteed) VRDN (b)	700,000	700,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.4% 3/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	112,400,000	112,400,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.49% 12/1/2040 (TotalEnergies SE Guaranteed) VRDN (b)	46,440,000	46,440,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) 2.5% 9/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,100,000	4,100,000
Port Arthur TX Navigation District (Total Petrochemicals &Refining Sa/Nv Proj.) Series 2012 B, 2.5% 12/1/2042 (TotalEnergies SE Guaranteed) VRDN (b)	4,200,000	4,200,000
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 E 1, 2.5% 11/15/2065 VRDN (b)	22,100,000	22,100,000
Texas State Gen. Oblig. 2.33% 6/1/2050 (Liquidity Facility JPMorgan Chase Bank NA) VRDN (b)	15,000,000	15,000,000
Texas State Gen. Oblig. 2.55% 12/1/2041 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	13,755,000	13,755,000
Texas State Gen. Oblig. 2.55% 12/1/2042 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	11,835,000	11,835,000
Texas State Gen. Oblig. 2.55% 12/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	37,265,000	37,265,000
Texas State Gen. Oblig. 2.55% 6/1/2043 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	7,540,000	7,540,000
Texas State Gen. Oblig. 2.55% 6/1/2044 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	34,345,000	34,345,000
Texas State Gen. Oblig. 2.55% 6/1/2045 (Liquidity Facility State Street Bank & Trust Co) VRDN (b)	12,440,000	12,440,000
Texas State Gen. Oblig. Series 2017, 2.55% 12/1/2047 (Liquidity Facility Sumitomo Mitsui Banking Corp/New York) VRDN (b)	29,660,000	29,660,000
TOTAL TEXAS		676,380,000
Virginia - 0.9%
Fairfax Cnty VA Indl Dev Auth (Inova Health System Proj.) Series 2016 C, 2.46% 5/15/2042 VRDN (b)	18,130,000	18,130,000
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2018 C, 2.46% 5/15/2033 VRDN (b)	7,065,000	7,065,000
Harrisonburg VA Economic Dev Auth Health Care Facs Rev (Sentara Healthcare Proj.) Series 2023, 2.4% 8/15/2046, LOC US Bank NA/Cincinnati OH VRDN (b)	12,350,000	12,350,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) 2.4% 11/1/2034 VRDN (b)	11,315,000	11,315,000
Norfolk VA Economic Dev Auth Hosp Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2016 B, 2.35% 11/1/2034 VRDN (b)	49,585,000	49,585,000
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2025B, 2.42% 7/1/2058, LOC PNC Bank NA VRDN (b)	4,500,000	4,500,000
TOTAL VIRGINIA		102,945,000
Washington - 0.3%
Port Vancouver Wash Rev (United Grain Corp Of Oregon Proj.) 2.49% 10/1/2029, LOC Bank of America NA VRDN (b)	14,700,000	14,700,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.45% 12/15/2044, LOC Fannie Mae VRDN (b)	3,700,000	3,700,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Bitter Lake Village Associates Lp Proj.) 2.45% 12/15/2044, LOC Fannie Mae VRDN (b)	200,000	200,000
Washington St Hsg Fin Commn Multifamily Hsg Rev (Reserve At Renton Partners Llp Proj.) Series 2014, 2.44% 8/1/2049, LOC Federal Home Loan Bank of San Francisco VRDN (b)	14,500,000	14,500,000
TOTAL WASHINGTON		33,100,000
West Virginia - 0.1%
West VI St Hosp Fin Auth Rev (Charleston Area Med Ctr Proj.) 2.53% 9/1/2037, LOC Truist Bank VRDN (b)	450,000	450,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 C, 2.42% 6/1/2034, LOC TD Bank NA VRDN (b)	10,690,000	10,690,000
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2018 D, 2.42% 6/1/2041, LOC PNC Bank NA VRDN (b)	2,460,000	2,460,000
TOTAL WEST VIRGINIA		13,600,000
Wisconsin - 0.8%
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2017D, 2.42% 9/1/2037 (Liquidity Facility Royal Bank of Canada) VRDN (b)	4,395,000	4,395,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2019 B, 2.42% 3/1/2043 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	5,100,000	5,100,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2021B, 2.42% 3/1/2041 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	25,325,000	25,325,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2022B, 2.42% 9/1/2047 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	22,500,000	22,500,000
Wisconsin Hsg & Economic Dev Auth Home Ownership Rev (Wi Home Ownership Proj.) Series 2026 C, 2.42% 9/1/2050 (Liquidity Facility Royal Bank of Canada/New York NY) VRDN (b)	11,660,000	11,660,000
Wisconsin Hsg & Eda Hsg Rev (Wi Home Ownership Proj.) Series 2023F, 2.42% 5/1/2061 (Liquidity Facility Federal Home Loan Bank of Chicago) VRDN (b)	10,000,000	10,000,000
Wisconsin St Health & Edl Facs Auth Rev (Froedtert Thedacare Proj.) Series 2025 D, 2.15% 4/1/2055 VRDN (b)	18,850,000	18,850,000
TOTAL WISCONSIN		97,830,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,067,790,000)		4,067,790,000

Commercial Paper - 8.6%
	Yield (%) (j)	Principal Amount (a)	Value ($)
Austin TX Elec Util Sys Rev 2.43% 4/21/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.43	66,950,000	66,950,000
Board of Regents of the University of Texas System 2.38% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.38	18,200,000	18,200,000
Board of Regents of the University of Texas System 2.39% 7/15/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	14,400,000	14,400,000
Board of Regents of the University of Texas System 2.39% 7/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	14,500,000	14,500,000
Board of Regents of the University of Texas System 2.39% 7/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	18,300,000	18,300,000
Board of Regents of the University of Texas System 2.39% 8/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	14,300,000	14,300,000
Board of Regents of the University of Texas System 2.39% 9/9/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.39	10,400,000	10,400,000
Board of Regents of the University of Texas System 2.4% 6/11/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	18,200,000	18,200,000
Board of Regents of the University of Texas System 2.4% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	18,600,000	18,600,000
Board of Regents of the University of Texas System 2.4% 7/15/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	1,900,000	1,900,000
Board of Regents of the University of Texas System 2.4% 7/16/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	3,550,000	3,550,000
Board of Regents of the University of Texas System 2.4% 7/8/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	8,700,000	8,700,000
Board of Regents of the University of Texas System 2.4% 8/19/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	14,400,000	14,400,000
Board of Regents of the University of Texas System 2.4% 8/27/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	14,500,000	14,500,000
Board of Regents of the University of Texas System 2.4% 8/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	14,400,000	14,400,000
Board of Regents of the University of Texas System 2.4% 8/5/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.40	14,200,000	14,200,000
Board of Regents of the University of Texas System 2.45% 6/4/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.45	3,600,000	3,600,000
Board of Regents of the University of Texas System 2.62% 5/21/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.62	14,600,000	14,600,000
Board of Regents of the University of Texas System 2.65% 4/2/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	3,000,000	3,000,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	14,800,000	14,800,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	14,700,000	14,700,000
Board of Regents of the University of Texas System 2.65% 5/18/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	8,800,000	8,800,000
Board of Regents of the University of Texas System 2.65% 5/20/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.65	14,800,000	14,800,000
Board of Regents of the University of Texas System 2.67% 4/7/2026 (Liquidity Facility University of Texas Investment Management Company) CP	2.67	2,600,000	2,600,000
Dallas TX Rapid Transit Sales Tax Rev 2.48% 11/27/2026 CP	2.48	22,000,000	22,000,000
Fort Bend TX Indpt Sch Dist 2.4% 4/9/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.40	63,750,000	63,750,000
Fort Bend TX Indpt Sch Dist 2.57% 4/29/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.57	26,900,000	26,900,000
Harris Cnty TX 2.45% 7/15/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.45	2,790,000	2,790,000
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.47	31,700,000	31,700,000
Harris Cnty TX 2.47% 8/12/2026 (Liquidity Facility State Street Bank & Trust Co) CP	2.47	7,400,000	7,400,000
Harris Cnty TX 2.47% 8/12/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.47	3,840,000	3,840,000
Harris Cnty TX Flood Ctl Ctfs 2.42% 6/10/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.42	3,220,000	3,220,000
Harris Cnty TX Flood Ctl Ctfs 2.45% 6/10/2026 (Liquidity Facility JPMorgan Chase Bank NA) CP	2.45	13,490,000	13,490,000
King Cnty WA 2.42% 7/15/2026 CP	2.42	6,900,000	6,900,000
King Cnty WA 2.42% 7/8/2026 CP	2.42	5,700,000	5,700,000
King Cnty WA 2.43% 7/9/2026 CP	2.43	8,700,000	8,700,000
Maricopa Cnty AZ Ida Rev 2.41% 5/20/2026 CP	2.41	28,800,000	28,800,000
Massachusetts St Wtr Res Auth 2.4% 7/14/2026, LOC Bank of America NA CP	2.40	2,400,000	2,400,000
Metro Gov Nashville & Davidson Cnty Wtr & Swr Rev 2.45% 6/4/2026, LOC TD Bank NA CP	2.45	14,750,000	14,750,000
Michigan St Bldg Auth Rev 2.52% 4/23/2026, LOC JPMorgan Chase Bank NA CP	2.52	14,400,000	14,400,000
Missouri St Health & Edl Facs 2.37% 4/1/2026 CP	2.37	6,725,000	6,725,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	35,000,000	35,000,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	29,400,000	29,400,000
Nebraska Pub Pwr Dist Rev 2.42% 5/21/2026, LOC Bank of America NA CP	2.42	9,200,000	9,200,000
Nebraska Pub Pwr Dist Rev 2.45% 5/21/2026, LOC Bank of America NA CP	2.45	7,600,000	7,600,000
Nebraska Pub Pwr Dist Rev 2.48% 5/21/2026, LOC Bank of America NA CP	2.48	8,100,000	8,100,000
Oklahoma City Okla Wtr Utils 2.43% 6/16/2026, LOC Sumitomo Mitsui Banking Corp/New York CP	2.43	4,900,000	4,900,000
Omaha Public Power District 2.4% 6/8/2026 CP	2.40	7,150,000	7,150,000
Texas St Pub Fin Auth Rev 2.4% 6/24/2026 (Liquidity Facility Texas State) CP	2.40	48,800,000	48,800,000
Texas St Pub Fin Auth Rev 2.42% 5/7/2026 (Liquidity Facility Texas State) CP	2.42	2,250,000	2,250,000
Texas St Pub Fin Auth Rev 2.5% 7/1/2026 (Liquidity Facility Texas State) CP	2.50	8,900,000	8,900,000
University MN 2.4% 6/10/2026 CP	2.40	2,946,000	2,946,000
University MN 2.41% 5/21/2026 CP	2.41	19,100,000	19,100,000
University MN 2.41% 5/21/2026 CP	2.41	2,900,000	2,900,000
University MN 2.42% 8/19/2026 CP	2.42	5,900,000	5,900,000
University TX Perm Univ Fd 2.38% 9/3/2026 CP	2.38	11,500,000	11,500,000
University TX Perm Univ Fd 2.4% 7/13/2026 CP	2.40	14,400,000	14,400,000
University TX Perm Univ Fd 2.4% 7/23/2026 CP	2.40	7,200,000	7,200,000
University TX Perm Univ Fd 2.4% 7/30/2026 CP	2.40	14,300,000	14,300,000
University TX Perm Univ Fd 2.4% 8/4/2026 CP	2.40	14,400,000	14,400,000
University TX Perm Univ Fd 2.41% 8/3/2026 CP	2.41	14,300,000	14,300,000
University TX Perm Univ Fd 2.46% 7/1/2026 CP	2.46	8,700,000	8,700,000
University TX Perm Univ Fd 2.64% 4/30/2026 CP	2.65	18,600,000	18,599,846
University TX Perm Univ Fd 2.64% 5/4/2026 CP	2.64	14,800,000	14,800,000
University TX Perm Univ Fd 2.65% 4/21/2026 CP	2.65	5,900,000	5,900,000
University TX Perm Univ Fd 2.65% 4/7/2026 CP	2.67	18,400,000	18,399,940
Virginia Small Business Fing Auth Rev 2.48% 6/11/2026 CP	2.48	7,300,000	7,300,000
Wisconsin St 2.45% 12/6/2026 CP	2.45	27,700,000	27,700,000
Wisconsin St 2.47% 11/30/2026 CP	2.47	8,400,000	8,400,000
Wisconsin St 2.47% 11/5/2026 CP	2.47	14,300,000	14,300,000
Wisconsin St 2.48% 11/1/2026 CP	2.48	8,700,000	8,700,000
TOTAL COMMERCIAL PAPER (Cost $1,006,910,786)			1,006,910,786

Money Market Funds - 18.3%
	Yield (%)	Shares	Value ($)
Fidelity Tax-Free Cash Central Fund (k)(l) (Cost $2,137,928,318)	2.56	2,137,115,443	2,137,928,318

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $11,626,352,433)	11,626,352,433
NET OTHER ASSETS (LIABILITIES) - 0.5%	55,545,669
NET ASSETS - 100.0%	11,681,898,102

Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Provides evidence of ownership in one or more underlying municipal bonds. Coupon rates are determined by re-marketing agents based on current market conditions.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $302,310,550 or 2.6% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,503,996 or 0.7% of net assets.

(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Zero coupon bond which is issued at a discount.
(j)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(l)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($)
Alaska Multi Fam Hsg Auth Chenana Apts Participating VRDN 2.65% 11/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/21/2024	1,500,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2024 MIZ9180, 2.65% 7/11/2027 (Liquidity Facility Mizuho Capital Markets LLC)	7/11/2024	3,200,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9219, 2.65% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	1,300,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9220, 2.65% 7/31/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/1/2025	995,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9240, 2.65% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	2,700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9241, 2.65% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	1,700,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9242, 2.65% 11/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/3/2025	2,600,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9248, 2.65% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	2,105,000

Arizona Ind Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2026 MIZ9249, 2.65% 2/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	2/2/2026	1,600,000

Arizona Ind Dev Auth Participating VRDN 2.65% 6/20/2027 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2024 - 6/18/2025	5,715,555

Arizona Ind Dev Auth Participating VRDN Series 2024 MIZ9187, 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	4,100,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9211, 2.65% 5/13/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/14/2025	1,035,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9213, 2.65% 1/1/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/3/2025	2,485,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9215, 2.65% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	1,500,000

Arizona St Ind Dev Auth Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9216, 2.65% 6/19/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/20/2025	1,520,000

Bernalillo NM Multi Fam Hsg St Anthony's Pl Participating VRDN Series 2025 MIZ9210, 2.65% 4/29/2028 (Liquidity Facility Mizuho Capital Markets LLC)	4/30/2025	6,500,000

California Hsg Fin Agy Ltd Oblig Multifamily Hsg Rev Participating VRDN Series 2025 MIZ9231, 2.6% 9/9/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/10/2025	10,325,000

City of New York NY Gen. Oblig. Series 2025 MS0074E, 2.59% tender 8/1/2053 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	3,295,000

Collin County Hsg Fin Corp Multi Fam Participating VRDN 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024	4,600,000

Colorado Health Facilities Authority Series 2025 MS0043, 2.62% tender 11/15/2050 (Liquidity Facility Morgan Stanley Bank NA)	5/21/2025	4,600,000

Delaware Multi Fam Hsg Chritina Village Participating VRDN 2.65% 5/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	11/20/2025	2,600,000

Frenship TX Indpt Sch Dist Series 2025 MS0056E, 2.59% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	2,270,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0030, 2.59% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	3/19/2025 - 8/29/2025	19,055,000

Harris Cnty TX Gen. Oblig. Series 2025 MS0067E, 2.62% tender 9/15/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	2,550,000

Illinois Fin Auth Rev Participating VRDN Series 2018 017, 2.72% 8/15/2030 (Liquidity Facility Barclays Bank PLC)	6/8/2023 - 5/23/2024	16,300,000

Illinois Hsg Dev Auth Multi Fam Hsg Auth Participating VRDN Series 2025 MIZ9224, 2.65% 8/18/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	26,500,000

Jacksonville Fla Spl Rev Series 2025 MS0068E, 2.62% tender 10/1/2054 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	9,700,000

JEA FL Wtr & Swr Sys Rev Series 2025 MS0033, 2.58% tender 10/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	3/21/2025 - 6/9/2025	6,395,000

Jefferson Cnty TX Hsg Fin Corp Multifamily Hsg Mtg Rev Participating VRDN Series 2025 MIZ9214, 2.65% 6/11/2028 (Liquidity Facility Mizuho Capital Markets LLC)	6/12/2025	2,200,000

Kansas City MO Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9207, 2.65% 1/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/23/2025	2,595,000

Las Vegas Valley NV Gen. Oblig. Series 2025 MS0057E, 2.59% tender 6/1/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	3,200,000

Lehigh County Gen Purp Hosp Rev Participating VRDN Series 2023 BAML5039, 2.5% 7/1/2043 (Liquidity Facility Bank of America, N.A.)	5/4/2023 - 5/24/2024	11,320,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9202, 2.65% 12/4/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/4/2024	3,500,000

Missippi Multi Family Hsg Rev Participating VRDN Series 2024 MIZ9205, 2.65% 7/1/2027 (Liquidity Facility Mizuho Capital Markets LLC)	12/12/2024	2,150,000

New York City Housing Development Corp Series 2026 MS0088, 2.59% tender 11/1/2065 (Liquidity Facility Morgan Stanley Bank NA)	1/8/2026	3,550,000

New York Dorm Auth Royal Charter Prop Participating VRDN Series 2025 MIZ9208, 2.65% 3/16/2028 (Liquidity Facility Mizuho Capital Markets LLC)	3/17/2025	16,885,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN 2.65% 1/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	1/2/2025	1,405,000

Oregon Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9243, 2.65% 11/17/2028 (Liquidity Facility Mizuho Capital Markets LLC)	11/18/2025	2,900,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2025 MIZ9230, 2.65% 9/2/2028 (Liquidity Facility Mizuho Capital Markets LLC)	9/3/2025	1,100,000

Oregon St Hsg & Cmnty Svcs Dep Participating VRDN Series 2026 MIZ9251, 2.65% 3/1/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/2/2026	1,800,000

Pennsylvania Hsg Fin Agcy Multi Fam Hsg Dev Rev Participating VRDN Series 2025 MIZ9245, 2.65% 1/7/2029 (Liquidity Facility Mizuho Capital Markets LLC)	1/8/2026	4,745,000

Port Auth NY & NJ 2.47% 1/19/2027 VRDN	7/15/2020	7,300,000

Prosper Tex Indpt Sch Dist Series 2025 MS0071E, 2.62% tender 2/15/2055 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	8,885,000

Raleigh NC Hsg Auth Multi Fam Rev Participating VRDN Series 2025 MIZ9228, 2.65% 8/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	8/19/2025	4,490,000

River Islands Pub Fing Auth Participating VRDN 2.6% 10/10/2027 (Liquidity Facility Mizuho Capital Markets LLC)	10/10/2024	7,600,000

Saint Paul Hsg & Redev Auth Rev Participating VRDN 2.65% 8/21/2027 (Liquidity Facility Mizuho Capital Markets LLC)	8/21/2024 - 10/10/2024	6,599,997

Shelby Cnty TN Health Edl & Hsg Fac Brd Health Care Rev Participating VRDN Series 2025 BAML5067, 2.47% 9/1/2055 (Liquidity Facility Bank of America, N.A.)	9/18/2025	13,600,000

St Louis County Ind Dev Auth Multi Fam Hsg Rev Participating VRDN Series 2025 MIZ9235, 2.65% 10/15/2028 (Liquidity Facility Mizuho Capital Markets LLC)	10/16/2025	1,500,000

St Louis MO Lafayette Apts Participating VRDN Series 2025 MIZ9212, 2.65% 5/21/2028 (Liquidity Facility Mizuho Capital Markets LLC)	5/22/2025	2,979,998

State of Washington Gen. Oblig. 2.62% tender 2/1/2048 (Liquidity Facility Morgan Stanley Bank NA)	10/2/2025	7,315,000

Tampa Bay Water Series 2025 MS0066E, 2.6% tender 10/1/2049 (Liquidity Facility Morgan Stanley Bank NA)	8/14/2025	7,770,000

Tender Opt Bd Tr Rcpts / Ctfs Var Sts Gen. Oblig. Series 2024 MS0026, 2.62% tender 10/1/2026 (Liquidity Facility Morgan Stanley Bank NA)	10/10/2024	13,350,000

Texas Wtr Dev Brd Series 2025 MS0037, 2.59% tender 10/15/2053 (Liquidity Facility Morgan Stanley Bank NA)	4/7/2025 - 9/16/2025	5,200,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9252, 0% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	4,600,000

Travis Cnty TX Hsg Fin Corp Participating VRDN Series 2026 MIZ9253, 0% 3/23/2029 (Liquidity Facility Mizuho Capital Markets LLC)	3/24/2026	1,300,000

Washington Clark County SD23 Series 2025 MS0080E, 2.6% tender 6/15/2046 (Liquidity Facility Morgan Stanley Bank NA)	8/21/2025	3,725,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Tax-Free Cash Central Fund	1,430,787,333	5,817,580,578	5,110,439,593	34,705,198	-	-	2,137,928,318	2,137,115,443	70.9%
Total	1,430,787,333	5,817,580,578	5,110,439,593	34,705,198	-	-	2,137,928,318

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.
Tax-Exempt Portfolio
Financial Statements
Statement of Assets and Liabilities
As of March 31, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $9,488,424,115)	$9,488,424,115
Fidelity Central Funds (cost $2,137,928,318)	2,137,928,318

Total Investment in Securities (cost $11,626,352,433)		$11,626,352,433
Cash		1,000
Receivable for securities sold on a delayed delivery basis		44,630,000
Receivable for fund shares sold		144,415,600
Interest receivable		52,305,595
Distributions receivable from Fidelity Central Funds		3,495,381
Prepaid expenses		3,575
Receivable from investment adviser for expense reductions		301,370
Other receivables		2,559
Total assets		11,871,507,513
Liabilities
Payable for investments purchased
Regular delivery	$3,050,290
Delayed delivery	49,809,679
Payable for fund shares redeemed	130,674,005
Distributions payable	4,104,448
Accrued management fee	1,268,212
Distribution and service plan fees payable	6,502
Other affiliated payables	614,861
Other payables and accrued expenses	81,414
Total liabilities		189,609,411
Net Assets		$11,681,898,102
Net Assets consist of:
Paid in capital		$11,681,536,847
Total accumulated earnings (loss)		361,255
Net Assets		$11,681,898,102

Net Asset Value and Maximum Offering Price
Class I :
Net Asset Value, offering price and redemption price per share ($11,619,067,447 ÷ 11,613,760,522 shares)		$1.00
Class II :
Net Asset Value, offering price and redemption price per share ($1,175,988 ÷ 1,175,538 shares)		$1.00
Class III :
Net Asset Value, offering price and redemption price per share ($21,791,580 ÷ 21,785,148 shares)		$1.00
Select Class :
Net Asset Value, offering price and redemption price per share ($39,863,087 ÷ 39,841,695 shares)		$1.00
Statement of Operations
Year ended March 31, 2026
Investment Income
Interest		$240,287,367
Income from Fidelity Central Funds		34,686,618
Total income		274,973,985
Expenses
Management fee	$14,733,062
Transfer agent fees	6,314,169
Distribution and service plan fees	58,274
Accounting fees and expenses	837,269
Custodian fees and expenses	77,743
Independent trustees' fees and expenses	24,216
Registration fees	704,641
Audit fees	42,627
Legal	4,059
Miscellaneous	20,171
Total expenses before reductions	22,816,231
Expense reductions	(3,798,916)
Total expenses after reductions		19,017,315
Net Investment income (loss)		255,956,670
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	233,850
Capital gain distributions from Fidelity Central Funds	18,580
Total net realized gain (loss)		252,430
Net increase in net assets resulting from operations		$256,209,100
Statement of Changes in Net Assets

	Year ended March 31, 2026	Year ended March 31, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$255,956,670	$289,778,754
Net realized gain (loss)	252,430	(27,075)
Net increase in net assets resulting from operations	256,209,100	289,751,679
Distributions to shareholders	(255,937,098)	(289,748,051)

Share transactions - net increase (decrease)	1,415,607,753	1,712,936,513
Total increase (decrease) in net assets	1,415,879,755	1,712,940,141

Net Assets
Beginning of period	10,266,018,347	8,553,078,206
End of period	$11,681,898,102	$10,266,018,347

Financial Highlights
Tax-Exempt Portfolio Class I

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.031	.033	.017	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	.031	.033	.017	- B
Distributions from net investment income	(.024)	(.031)	(.033)	(.017)	- B
Total distributions	(.024)	(.031)	(.033)	(.017)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.47%	3.10%	3.33%	1.72%	.03%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.22%	.21%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.10%
Expenses net of all reductions, if any	.18%	.18%	.18%	.18%	.10%
Net investment income (loss)	2.43%	3.04%	3.28%	1.73%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$11,619,067	$10,215,154	$8,509,328	$6,275,122	$4,456,840

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Class II

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.023	.029	.031	.016	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.023	.029	.031	.016	- B
Distributions from net investment income	(.023)	(.029)	(.031)	(.016)	- B
Total distributions	(.023)	(.029)	(.031)	(.016)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.31%	2.95%	3.17%	1.57%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.37%	.36%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.33%	.33%	.33%	.33%	.11%
Expenses net of all reductions, if any	.33%	.33%	.33%	.33%	.11%
Net investment income (loss)	2.28%	2.89%	3.13%	1.58%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,176	$10,205	$14,805	$17,089	$394

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Class III

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.022	.028	.030	.015	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.022	.028	.030	.015	- B
Distributions from net investment income	(.022)	(.028)	(.030)	(.015)	- B
Total distributions	(.022)	(.028)	(.030)	(.015)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.21%	2.85%	3.07%	1.46%	.01%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.47%	.46%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.43%	.43%	.43%	.43%	.13%
Expenses net of all reductions, if any	.43%	.43%	.43%	.43%	.13%
Net investment income (loss)	2.18%	2.79%	3.04%	1.48%	(.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$21,792	$11,909	$3,971	$5,624	$6,669

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Tax-Exempt Portfolio Select Class

Years ended March 31,	2026	2025	2024	2023	2022
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	.024	.030	.032	.017	- B
Net realized and unrealized gain (loss) B	-	-	-	-	-
Total from investment operations	.024	.030	.032	.017	- B
Distributions from net investment income	(.024)	(.030)	(.032)	(.017)	- B
Total distributions	(.024)	(.030)	(.032)	(.017)	- B
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return C	2.42%	3.05%	3.28%	1.67%	.02%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.27%	.26%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.23%	.23%	.23%	.23%	.10%
Expenses net of all reductions, if any	.23%	.23%	.23%	.23%	.10%
Net investment income (loss)	2.38%	2.99%	3.23%	1.68%	.03%
Supplemental Data
Net assets, end of period (000 omitted)	$39,863	$28,750	$24,974	$14,545	$1,072

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
BAmount represents less than $.0005 per share.
CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
Notes to Financial Statements

For the period ended March 31, 2026

1. Organization.
Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio and Money Market Portfolio also offer Institutional Class shares. Shares of Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Each Fund except Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Each Fund operates as a single operating segment. Each Fund's income, expenses, assets, and performance are regularly monitored and assessed as a whole by the investment adviser and other individuals responsible for oversight functions of the Trust, using the information presented in the financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of March 31, 2026, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows for each Fund:

	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation)($)
Treasury Only Portfolio	122,390,770,542	-	-	-
Treasury Portfolio	81,822,376,984	-	-	-
Government Portfolio	265,938,690,616	-	-	-
Money Market Portfolio	168,288,774,055	-	-	-
Tax-Exempt Portfolio	11,626,352,433	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income ($)	Undistributed ordinary income ($)	Undistributed long-term capital gain ($)	Capital loss carryforward ($)	Net unrealized appreciation (depreciation) on securities and other investments ($)
Treasury Only Portfolio	-	324,369	-	-	-
Treasury Portfolio	-	88,647	-	-	-
Government Portfolio	-	-	-	(106,048)	-
Money Market Portfolio	-	1,032,536	-	-	-
Tax-Exempt Portfolio	358,156	-	-	-	-

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	Short-term ($)	Long-term ($)	Total capital loss carryforward ($)
Government Portfolio	-	(106,048)	(106,048)

The tax character of distributions paid was as follows:

March 31, 2026
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	4,289,631,497	4,289,631,497
Treasury Portfolio	-	2,829,672,924	2,829,672,924
Government Portfolio	-	10,031,693,726	10,031,693,726
Money Market Portfolio	-	6,321,182,132	6,321,182,132
Tax-Exempt Portfolio	255,937,098	-	255,937,098

March 31, 2025
	Tax-Exempt Income ($)	Ordinary Income ($)	Total ($)
Treasury Only Portfolio	-	4,059,937,985	4,059,937,985
Treasury Portfolio	-	3,122,073,631	3,122,073,631
Government Portfolio	-	10,069,673,682	10,069,673,682
Money Market Portfolio	-	6,585,351,666	6,585,351,666
Tax-Exempt Portfolio	289,748,051	-	289,748,051

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio and Treasury Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees ($)	Retained by FDC ($)
Treasury Only Portfolio:
Class II	5,344,742	6,654
Class III	7,827,556	2,072
Class IV	5,181,844	-
Select Class	1,276,696	119
	19,630,838	8,845
Treasury Portfolio:
Class II	1,122,738	495
Class III	11,431,381	-
Class IV	4,920,238	-
Select Class	137,370	-
	17,611,727	495
Government Portfolio:
Class II	2,725,256	2,065
Class III	17,541,052	-
Select Class	99,232	-
	20,365,540	2,065
Money Market Portfolio:
Class II	117,682	3,232
Class III	280,014	-
Select Class	25,540	3
	423,236	3,235
Tax-Exempt Portfolio:
Class II	4,490	87
Class III	35,416	50
Select Class	18,368	85
	58,274	222

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$ 17,383,078
Class II	2,137,897
Class III	1,878,613
Class IV	621,821
Select Class	1,532,035
Institutional Class	21,207,630
$44,761,074
Treasury Portfolio
Class I	$ 17,178,960
Class II	449,095
Class III	2,743,531
Class IV	590,429
Select Class	164,844
Institutional Class	11,083,954
$32,210,813
Government Portfolio
Class I	$ 32,482,227
Class II	1,090,102
Class III	4,209,853
Select Class	119,078
Institutional Class	56,821,030
$94,722,290
Money Market Portfolio
Class I	$ 42,936,743
Class II	47,073
Class III	67,203
Select Class	30,648
Institutional Class	25,671,974
$68,753,641
Tax-Exempt Portfolio
Class I	$ 6,281,832
Class II	1,796
Class III	8,500
Select Class	22,041
$6,314,169

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Treasury Only Portfolio	-A
Treasury Portfolio	-A
Government Portfolio	-A
Money Market Portfolio	-A
Tax-Exempt Portfolio	.01

A Amount represents less than .005%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Treasury Only Portfolio	$935,955
Treasury Portfolio	637,249
Government Portfolio	2,311,451
Money Market Portfolio	1,414,774

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds at rates that are beneficial to both the borrowing and lending fund. Borrowings under the program are generally for temporary or emergency purposes, including meeting fund shareholder redemptions. The interfund loan rate is determined, as specified in the Exemptive Order, by averaging, (1) the higher of the overnight time deposit rate and the current overnight repurchase agreement rate, and (2) a benchmark rate representing the lowest bank loan rate available to the funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance ($)	Weighted Average Interest Rate
Money Market Portfolio	Lender	29,140,275	4.13%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Treasury Only Portfolio	-	-	-
Treasury Portfolio	-	-	-
Government Portfolio	-	-	-
Money Market Portfolio	-	-	-
Tax-Exempt Portfolio	207,960,659	793,232,797	(1,240)

Other. During the period, the investment adviser reimbursed the Funds for certain losses as follows:

Amount ($)
Government Portfolio	13,931
5. Expense Reductions.
The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through July 31, 2027. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement ($)
Treasury Only Portfolio
Class I	.18%	7,927,181
Class II	.33%	981,996
Class III	.43%	857,067
Class IV	.68%	281,554
Select Class	.23%	697,825
Institutional Class	.14%	26,400,903
Treasury Portfolio
Class I	.18%	7,718,356
Class II	.33%	199,747
Class III	.43%	1,224,664
Class IV	.68%	259,896
Select Class	.23%	74,172
Institutional Class	.14%	13,679,396
Government Portfolio
Class I	.18%	13,963,130
Class II	.33%	469,179
Class III	.43%	1,798,165
Select Class	.23%	50,877
Institutional Class	.14%	67,858,433
Money Market Portfolio
Class I	.18%	18,968,995
Class II	.33%	20,505
Class III	.43%	31,288
Select Class	.23%	13,474
Institutional Class	.14%	31,237,661
Tax-Exempt Portfolio
Class I	.18%	3,769,654
Class II	.33%	1,035
Class III	.43%	5,094
Select Class	.23%	13,040

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits ($)
Tax-Exempt Portfolio	10,093
6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended March 31, 2026	Year ended March 31, 2025
Treasury Only Portfolio
Distributions to shareholders
Class I	$1,128,119,605	$1,019,044,803
Class II	133,556,780	126,040,183
Class III	115,005,793	150,838,591
Class IV	35,500,220	56,450,918
Select Class	98,313,296	101,629,267
Institutional Class	2,779,135,803	2,605,934,223
Total	$4,289,631,497	$4,059,937,985
Treasury Portfolio
Distributions to shareholders
Class I	$1,125,972,715	$1,188,576,846
Class II	28,495,580	33,504,089
Class III	168,953,122	200,638,261
Class IV	33,699,457	36,943,587
Select Class	10,574,783	13,145,603
Institutional Class	1,461,977,267	1,649,265,245
Total	$2,829,672,924	$3,122,073,631
Government Portfolio
Distributions to shareholders
Class I	$2,142,409,219	$ 2,236,625,600
Class II	68,673,308	67,763,801
Class III	259,495,739	281,936,677
Select Class	7,808,261	10,368,906
Institutional Class	7,553,307,199	7,472,978,698
Total	$10,031,693,726	$10,069,673,682
Money Market Portfolio
Distributions to shareholders
Class I	$2,857,428,547	$2,863,051,260
Class II	3,044,489	4,434,009
Class III	4,021,904	892,012
Select Class	2,033,601	2,150,474
Institutional Class	3,454,653,591	3,714,823,911
Total	$6,321,182,132	$6,585,351,666
Tax-Exempt Portfolio
Distributions to shareholders
Class I	$254,698,147	$288,287,059
Class II	74,965	362,204
Class III	298,679	264,343
Select Class	865,307	834,445
Total	$255,937,098	$289,748,051
7. Share Transactions.
Share Transactions may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended March 31, 2026	Year ended March 31, 2025	Year ended March 31, 2026	Year ended March 31, 2025
Treasury Only Portfolio
Class I
Shares sold	63,541,457,844	50,922,794,921	$63,541,457,844	$50,922,794,921
Reinvestment of distributions	618,816,617	575,457,234	618,816,617	575,457,234
Shares redeemed	(59,062,833,736)	(42,865,643,744)	(59,062,833,736)	(42,865,643,744)
Net increase (decrease)	5,097,440,725	8,632,608,411	$5,097,440,725	$8,632,608,411
Class II
Shares sold	10,620,966,088	9,702,559,249	$10,620,966,088	$9,702,559,249
Reinvestment of distributions	26,777,988	12,691,493	26,777,988	12,691,493
Shares redeemed	(9,978,516,188)	(9,223,753,974)	(9,978,516,188)	(9,223,753,974)
Net increase (decrease)	669,227,888	491,496,768	$669,227,888	$491,496,768
Class III
Shares sold	8,780,509,148	6,846,823,240	$8,780,509,147	$6,846,823,240
Reinvestment of distributions	24,573,162	33,011,749	24,573,162	33,011,749
Shares redeemed	(9,289,661,369)	(6,393,596,720)	(9,289,661,368)	(6,393,596,720)
Net increase (decrease)	(484,579,059)	486,238,269	$(484,579,059)	$486,238,269
Class IV
Shares sold	3,280,923,698	4,377,066,958	$3,280,923,698	$4,377,066,958
Reinvestment of distributions	35,438,818	56,363,977	35,438,818	56,363,977
Shares redeemed	(3,579,227,481)	(4,605,206,149)	(3,579,227,481)	(4,605,206,149)
Net increase (decrease)	(262,864,965)	(171,775,214)	$(262,864,965)	$(171,775,214)
Select Class
Shares sold	3,642,303,611	3,340,496,250	$3,642,303,611	$3,340,496,250
Reinvestment of distributions	84,548,647	69,899,146	84,548,647	69,899,146
Shares redeemed	(3,446,209,202)	(2,866,440,293)	(3,446,209,203)	(2,866,440,293)
Net increase (decrease)	280,643,056	543,955,103	$280,643,055	$543,955,103
Institutional Class
Shares sold	150,918,981,624	133,886,861,875	$150,918,981,623	$133,886,861,922
Reinvestment of distributions	2,064,377,750	1,820,791,076	2,064,377,750	1,820,791,076
Shares redeemed	(139,634,077,524)	(117,118,292,774)	(139,634,077,524)	(117,118,292,773)
Net increase (decrease)	13,349,281,850	18,589,360,177	$13,349,281,849	$18,589,360,225
Treasury Portfolio
Class I
Shares sold	115,815,740,577	102,230,349,767	$115,815,740,577	$102,230,349,767
Reinvestment of distributions	385,603,142	406,047,922	385,603,142	406,047,922
Shares redeemed	(111,488,423,670)	(99,271,784,037)	(111,488,423,671)	(99,271,784,037)
Net increase (decrease)	4,712,920,049	3,364,613,652	$4,712,920,048	$3,364,613,652
Class II
Shares sold	1,059,913,886	1,170,445,319	$1,059,913,886	$1,170,445,319
Reinvestment of distributions	11,999,473	14,936,625	11,999,473	14,936,625
Shares redeemed	(1,153,502,886)	(1,226,193,758)	(1,153,502,886)	(1,226,193,758)
Net increase (decrease)	(81,589,527)	(40,811,814)	$(81,589,527)	$(40,811,814)
Class III
Shares sold	11,821,308,803	12,939,975,380	$11,821,308,803	$12,939,976,380
Reinvestment of distributions	29,592,576	28,583,081	29,592,576	28,583,081
Shares redeemed	(12,500,764,799)	(11,903,492,375)	(12,500,764,799)	(11,903,492,375)
Net increase (decrease)	(649,863,420)	1,065,066,086	$(649,863,420)	$1,065,067,086
Class IV
Shares sold	1,420,001,483	1,632,022,673	$1,420,001,483	$1,632,022,673
Reinvestment of distributions	208,615	270,322	208,615	270,322
Shares redeemed	(1,233,692,134)	(1,602,251,181)	(1,233,692,134)	(1,602,251,181)
Net increase (decrease)	186,517,964	30,041,814	$186,517,964	$30,041,814
Select Class
Shares sold	1,595,730,560	1,467,826,659	$1,595,730,560	$1,467,826,659
Reinvestment of distributions	1,700,935	4,068,725	1,700,935	4,068,725
Shares redeemed	(1,601,904,494)	(1,432,057,170)	(1,601,904,494)	(1,432,057,170)
Net increase (decrease)	(4,472,999)	39,838,214	$(4,472,999)	$39,838,214
Institutional Class
Shares sold	165,796,466,046	136,174,310,445	$165,796,466,045	$136,174,310,438
Reinvestment of distributions	1,001,921,552	1,115,628,129	1,001,921,552	1,115,628,129
Shares redeemed	(159,851,029,401)	(135,681,441,830)	(159,851,029,401)	(135,681,441,830)
Net increase (decrease)	6,947,358,197	1,608,496,744	$6,947,358,196	$1,608,496,737
Government Portfolio
Class I
Shares sold	335,944,426,984	359,922,157,618	$335,944,428,429	$359,922,157,617
Reinvestment of distributions	776,073,307	834,768,220	776,073,307	834,768,221
Shares redeemed	(335,092,235,560)	(349,867,503,003)	(335,092,235,559)	(349,867,503,003)
Net increase (decrease)	1,628,264,731	10,889,422,835	$1,628,266,177	$10,889,422,835
Class II
Shares sold	4,577,956,972	3,513,518,446	$4,577,956,972	$3,513,518,446
Reinvestment of distributions	5,678,726	3,516,237	5,678,726	3,516,237
Shares redeemed	(3,801,822,613)	(3,449,624,852)	(3,801,822,613)	(3,449,624,852)
Net increase (decrease)	781,813,085	67,409,831	$781,813,085	$67,409,831
Class III
Shares sold	20,965,731,309	17,391,930,763	$20,965,731,309	$17,391,930,763
Reinvestment of distributions	84,826,974	81,942,598	84,826,974	81,942,598
Shares redeemed	(20,412,347,160)	(16,347,070,382)	(20,412,347,160)	(16,347,070,382)
Net increase (decrease)	638,211,123	1,126,802,979	$638,211,123	$1,126,802,979
Select Class
Shares sold	228,126,678	538,605,087	$228,126,678	$538,605,087
Reinvestment of distributions	4,365,817	7,353,745	4,365,817	7,353,745
Shares redeemed	(341,560,048)	(507,878,044)	(341,560,048)	(507,878,044)
Net increase (decrease)	(109,067,553)	38,080,788	$(109,067,553)	$38,080,788
Institutional Class
Shares sold	981,829,842,411	770,537,657,060	$981,829,842,410	$770,537,657,060
Reinvestment of distributions	4,934,961,407	4,992,507,729	4,934,961,407	4,992,507,729
Shares redeemed	(954,562,764,494)	(761,364,961,248)	(954,562,764,494)	(761,364,961,248)
Net increase (decrease)	32,202,039,324	14,165,203,541	$32,202,039,323	$14,165,203,541
Money Market Portfolio
Class I
Shares sold	86,558,929,663	72,286,546,683	$86,558,929,662	$72,286,546,683
Reinvestment of distributions	2,495,219,622	2,488,933,459	2,495,219,622	2,488,933,459
Shares redeemed	(80,252,368,417)	(64,304,155,419)	(80,252,368,416)	(64,304,155,419)
Net increase (decrease)	8,801,780,868	10,471,324,723	$8,801,780,868	$10,471,324,723
Class II
Shares sold	23,478,492	135,738,644	$23,478,492	$135,738,644
Reinvestment of distributions	2,774,034	4,206,875	2,774,034	4,206,875
Shares redeemed	(41,232,913)	(146,637,375)	(41,232,913)	(146,637,375)
Net increase (decrease)	(14,980,387)	(6,691,856)	$(14,980,387)	$(6,691,856)
Class III
Shares sold	260,236,615	13,787,298	$260,236,615	$13,787,298
Reinvestment of distributions	3,866,389	644,304	3,866,389	644,304
Shares redeemed	(82,190,892)	(9,666,763)	(82,190,892)	(9,666,763)
Net increase (decrease)	181,912,112	4,764,839	$181,912,112	$4,764,839
Select Class
Shares sold	53,662,732	58,704,442	$53,662,732	$58,704,442
Reinvestment of distributions	1,700,389	1,741,392	1,700,389	1,741,392
Shares redeemed	(62,182,566)	(68,291,844)	(62,182,566)	(68,291,844)
Net increase (decrease)	(6,819,445)	(7,846,010)	$(6,819,445)	$(7,846,010)
Institutional Class
Shares sold	89,104,235,259	86,851,174,853	$89,104,235,258	$86,851,175,844
Reinvestment of distributions	3,261,265,484	3,513,834,074	3,261,265,484	3,513,834,074
Shares redeemed	(88,369,252,515)	(78,405,142,110)	(88,369,252,519)	(78,405,142,105)
Net increase (decrease)	3,996,248,228	11,959,866,817	$3,996,248,223	$11,959,867,813
Tax-Exempt Portfolio
Class I
Shares sold	21,227,556,580	19,293,323,458	$21,227,556,580	$19,293,322,303
Reinvestment of distributions	203,286,883	229,762,763	203,286,883	229,762,763
Shares redeemed	(20,027,201,002)	(17,817,263,754)	(20,027,201,002)	(17,817,263,753)
Net increase (decrease)	1,403,642,461	1,705,822,467	$1,403,642,461	$1,705,821,313
Class II
Shares sold	2,630,549	366,623	$2,630,549	$366,623
Reinvestment of distributions	70,541	362,204	70,541	362,204
Shares redeemed	(11,726,272)	(5,325,959)	(11,726,272)	(5,325,959)
Net increase (decrease)	(9,025,182)	(4,597,132)	$(9,025,182)	$(4,597,132)
Class III
Shares sold	22,408,106	14,690,909	$22,411,043	$14,690,909
Reinvestment of distributions	240,379	626	240,379	626
Shares redeemed	(12,769,071)	(6,755,621)	(12,769,071)	(6,755,621)
Net increase (decrease)	9,879,414	7,935,914	$9,882,351	$7,935,914
Select Class
Shares sold	148,350,115	49,411,137	$148,350,115	$49,411,137
Reinvestment of distributions	823,238	775,280	823,238	775,280
Shares redeemed	(138,065,230)	(46,409,999)	(138,065,230)	(46,409,999)
Net increase (decrease)	11,108,123	3,776,418	$11,108,123	$3,776,418
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Colchester Street Trust and the Shareholders of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Money Market Portfolio, and Tax-Exempt Portfolio (the "Funds"), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements and financial highlights"). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
May 12, 2026
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Distributions
 (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2026, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Only Portfolio	$397,097
Treasury Portfolio	$49,992
Money Market Tax Exempt Portfolio	$72,989
A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax.

Treasury Only Portfolio	99.61%
Treasury Portfolio	60.37%
Government Portfolio	50.00%
Money Market Portfolio	19.15%
The funds hereby designate the amounts noted below as distributions paid in the calendar year 2025 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$4,262,070,451
Treasury Portfolio	$2,727,257,815
Government Portfolio	$9,423,797,552
Money Market Portfolio	$5,240,498,750

The funds hereby designate the amounts noted below as distributions paid during the fiscal year ended 2026 as qualifying to be taxed as section 163(j) interest dividends:

Treasury Only Portfolio	$4,289,631,497
Treasury Portfolio	$2,829,672,924
Government Portfolio	$10,031,693,726
Money Market Portfolio	$6,321,182,133

During fiscal year ended 2026, 100% of Tax-Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.701843.128
IMM-ANN-0526

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	May 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	May 21, 2026